OCTOBER 31, 1996

ANNUAL REPORT


                                       THE CRABBE HUSON
                                     SPECIAL FUND, INC.

                                           CRABBE HUSON
                                         SMALL CAP FUND

                                           CRABBE HUSON
                                            EQUITY FUND

                                           CRABBE HUSON
                                            REAL ESTATE
                                        INVESTMENT FUND

                                           CRABBE HUSON
                                  ASSET ALLOCATION FUND

                                           CRABBE HUSON
                                            INCOME FUND

                                           CRABBE HUSON
                                        U.S. GOVERNMENT
                                            INCOME FUND

                                           CRABBE HUSON
                                        U.S. GOVERNMENT
                                      MONEY MARKET FUND

                                           CRABBE HUSON
                                   OREGON TAX-FREE FUND


                              CRABBE HUSON FUNDS

THE CRABBE HUSON

TABLE OF CONTENTS

   Page 1  To our Fellow Shareholders
           Review and Schedule of Investments
  Page 10  The Crabbe Huson Special Fund, Inc.
  Page 14  Crabbe Huson Small Cap Fund
  Page 18  Crabbe Huson Asset Allocation Fund
  Page 25  Crabbe Huson Equity Fund
  Page 31  Crabbe Huson Real Estate Investment Fund
  Page 35  Crabbe Huson Oregon Tax-Free Fund
  Page 41  Crabbe Huson Income Fund
  Page 44  Crabbe Huson U.S. Government Income Fund
  Page 46  Crabbe Huson U.S. Government Money Market Fund
  Page 50  Statements of Assets & Liabilities
  Page 54  Statements of Operations
  Page 58  Statements of Changes in Net Assets
  Page 62  Notes to Financial Statements
  Page 74  Financial Highlights
  Page 88  Independent Auditors' Report
  Page 90  Distributions to Shareholders

                                                                          [logo]
                                                                    CRABBE HUSON

November 30, 1996

To Our Fellow Shareholders:

The fiscal year ending October 31, 1996, saw a continuation of the stock market conditions present during most of the previous year, and, following an initial period of difficulty, a recovering bond market.

Over the past year, the stock market, as measured by popular indices, has moved aggressively upward in an unprecedented fashion. Such periods are difficult for contrarian investors because our discipline prevents us from joining in the buying frenzy. We have learned, however, that discomfort of the moment is a by-product of our approach -- this is especially clear in a snapshot of a market moving forward dynamically, without adherence to defined beginnings or ends. We make no effort to evade this discomfort, as that would represent at least a partial abandonment of a sound, time-proven investment strategy.

History tends to repeat itself. In the past, there have been similar up markets (though maybe not as extreme as this one) in which our funds underperformed. As frustrating as these markets are, we know they'll be seen again. Conversely, we've seen lackluster markets in which our funds were well positioned and performed extremely well. The anemic market years of 1992 and 1993 are good examples. We believe these types of markets also will make return appearances.

On this basis, it would be inappropriate to excessively rationalize the performance figures reported to you here. We fully accept the results and recognize them precisely for what they are: moderate returns in a high-growth market that doesn't favor our style.

The numbers also indicate that we're sticking to our game plan. The contrarian style is performing exactly as it would be expected to in an environment in which the leaders are excessively traded, overvalued and too heavily owned. On the risk-reward scale, we feel the status of the current market makes our funds a good place for assets.

During these times, it's important to revisit the philosophical underpinnings of our strategy. So, preceding the narratives on each fund is a discussion of our philosophical position. We think you'll find it's a useful restatement of the foundation of our model.

As always, thank you for the opportunity to be of service. Please contact us at any time with your questions or comments.

                     --------------------------------------

                             INVESTMENT PHILOSOPHY
                       ----------------------------------

We are CONTRARIAN investors. Generally defined, this means that instead of following market fads, Crabbe Huson concentrates on collecting the gems that are unwisely ignored by the crowd as it tries to keep up with the latest hot issue.

Most investors look favorably upon appreciating stocks and reject those that are falling in price. This "conventional wisdom" usually is correct, but it tends to overlook a broad section of high-quality stocks. The contrarian approach capitalizes on this inefficiency by identifying and purchasing these solid issues at attractive prices when they are out of favor and selling them as they return to favor and appreciate in value.

There are three main points upon which this strategy is based:

WE INVEST IN COMPANIES, NOT IN THE MARKET.

Through exhaustive research, Crabbe Huson identifies and invests in fundamentally sound companies that are currently overlooked or are otherwise out of favor and, therefore, priced closer to their intrinsic values. Our commitment to this approach remains constant, regardless of market environment. The changing market sometimes will favor other investment approaches, but our style is time-proven and represents a valuable portion of a well-diversified mutual fund portfolio.

WE GET MORE ASSET FOR THE MONEY.

By finding companies at good prices, Crabbe Huson delivers performance with a possible extra measure of downside protection. This strategy also helps ensure liquidity -- we often buy shares when there is little market interest, then sell after the market's recognition of the company's true worth increases demand and pushes up the price.

WE WORK AS A TEAM.

The bedrock of Crabbe Huson's effort is the team-based approach to portfolio management. We strongly believe in the importance of more than one perspective and the value of collective ability. Our team's strict management disciplines help remove the inherent emotions that can sometimes affect judgment.

The nature of our approach inclines us to go against the crowd. As a result, you'll see Crabbe Huson portfolios, strategies or holdings that may be incongruent with current investment trends. Nonetheless, since 1987, the contrarian philosophy has delivered competitive long-term returns for our shareholders. It's a strategy we implement with all the care, skill and diligence we can bring to bear.

                     --------------------------------------

                         INVESTMENT REVIEW AND OUTLOOK
                       ----------------------------------

Since we reported to you last year, market leadership stocks have followed a nearly unbroken line upward, with only a brief performance hiccup in July. Their high-profile climb belies the relative underperformance of the greater part of the market -- specifically, companies with medium capitalizations. Even in recent months, while the large-cap market was setting new records, declining stocks often outpaced advancers in daily trading, meaning the largest and most liquid stocks of the S&P 500 produced the majority of index appreciation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                               S&P 500 INDEX   EQUAL-WEIGHTED S&P 500 INDEX
12/30/1994                                                                100                            100
1/3/1995                                                                99.97                         100.13
1/4/1995                                                               100.31                         100.47
1/5/1995                                                               100.23                         100.47
1/6/1995                                                               100.31                         100.73
1/9/1995                                                               100.34                         100.91
1/10/1995                                                              100.52                            101
1/11/1995                                                              100.52                         100.96
1/12/1995                                                              100.52                         101.17
1/13/1995                                                              101.46                         101.89
1/16/1995                                                               102.2                         102.54
1/17/1995                                                              102.35                         102.92
1/18/1995                                                              102.28                          102.9
1/19/1995                                                              101.67                         102.42
1/20/1995                                                               101.2                         101.81
1/23/1995                                                              101.42                          101.8
1/24/1995                                                              101.43                         101.74
1/25/1995                                                              101.78                         102.02
1/26/1995                                                              101.97                         102.06
1/27/1995                                                              102.42                         102.17
1/30/1995                                                              102.01                         101.56
1/31/1995                                                              102.43                         101.74
2/1/1995                                                               102.42                         101.78
2/2/1995                                                               102.94                          102.3
2/3/1995                                                               104.22                         103.43
2/6/1995                                                               104.76                         104.08
2/7/1995                                                               104.69                         104.19
2/8/1995                                                               104.77                         104.22
2/9/1995                                                               104.56                         104.11
2/10/1995                                                              104.83                         104.54
2/13/1995                                                              104.87                         104.74
2/14/1995                                                              105.07                         104.85
2/15/1995                                                               105.5                         105.36
2/16/1995                                                              105.65                         105.38
2/17/1995                                                              104.94                         104.95
2/21/1995                                                              105.11                          105.1
2/22/1995                                                              105.62                         105.28
2/23/1995                                                              106.02                         105.66
2/24/1995                                                              106.31                         105.83
2/27/1995                                                              105.34                         104.85
2/28/1995                                                              106.12                         105.55
3/1/1995                                                               105.74                         105.11
3/2/1995                                                               105.63                         104.84
3/3/1995                                                               105.69                         104.95
3/6/1995                                                               105.74                         104.81
3/7/1995                                                               104.98                         103.88
3/8/1995                                                                105.2                         104.08
3/9/1995                                                                105.2                         103.96
3/10/1995                                                               106.6                         105.24
3/13/1995                                                               106.7                         105.31
3/14/1995                                                              107.32                         105.66
3/15/1995                                                               107.1                         105.47
3/16/1995                                                              107.87                         106.19
3/17/1995                                                              107.89                         106.08
3/20/1995                                                              108.03                         105.98
3/21/1995                                                              107.79                         105.88
3/22/1995                                                              107.93                         105.91
3/23/1995                                                              107.99                         106.02
3/24/1995                                                              109.08                         107.07
3/27/1995                                                              109.57                         107.64
3/28/1995                                                              109.72                         107.74
3/29/1995                                                              109.55                         107.86
3/30/1995                                                              109.35                         108.31
3/31/1995                                                              109.02                         108.14
4/3/1995                                                               109.27                         108.29
4/4/1995                                                               110.01                         109.08
4/5/1995                                                               110.08                          109.2
4/6/1995                                                               110.19                         109.31
4/7/1995                                                               110.27                         109.43
4/10/1995                                                              110.39                         109.43
4/11/1995                                                              110.07                          109.1
4/12/1995                                                              110.43                          109.5
4/13/1995                                                              110.88                         109.86
4/14/1995                                                               110.2                         109.11
4/17/1995                                                              110.04                         108.74
4/18/1995                                                              109.94                         108.68
4/19/1995                                                              110.02                         108.82
4/21/1995                                                              110.72                         109.37
4/24/1995                                                              111.68                         110.19
4/25/1995                                                               111.5                         109.89
4/26/1995                                                              111.62                         109.86
4/27/1995                                                              111.82                         110.03
4/28/1995                                                              112.07                         110.28
5/1/1995                                                               111.97                         110.18
5/2/1995                                                                112.1                         110.22
5/3/1995                                                               113.33                         111.14
5/4/1995                                                               113.34                         111.11
5/5/1995                                                               113.25                         110.81
5/8/1995                                                               114.09                          111.6
5/9/1995                                                                  114                         111.62
5/10/1995                                                              114.17                         111.79
5/11/1995                                                              114.17                         111.95
5/12/1995                                                              114.43                         112.47
5/15/1995                                                              114.91                         112.94
5/16/1995                                                              115.01                         113.35
5/17/1995                                                              114.76                         113.04
5/18/1995                                                              113.13                         111.68
5/19/1995                                                              113.05                         111.41
5/22/1995                                                              114.02                         112.13
5/23/1995                                                              115.09                         113.12
5/24/1995                                                               115.1                         113.08
5/25/1995                                                              115.09                         112.75
5/26/1995                                                              114.02                         111.71
5/29/1995                                                                 114                         111.62
5/31/1995                                                              116.14                         113.45
6/1/1995                                                               116.16                          113.4
6/2/1995                                                               115.95                         113.12
6/5/1995                                                               116.62                         114.17
6/6/1995                                                               116.61                         114.28
6/7/1995                                                               116.08                         113.83
6/8/1995                                                               115.91                         113.71
6/9/1995                                                               114.95                         112.74
6/12/1995                                                              115.59                         113.31
6/13/1995                                                              116.72                         114.42
6/14/1995                                                              116.81                         114.38
6/15/1995                                                              116.95                         114.56
6/16/1995                                                              117.54                         114.87
6/19/1995                                                              118.71                         115.75
6/20/1995                                                              118.66                         115.68
6/21/1995                                                              118.44                         115.31
6/22/1995                                                              119.99                         116.76
6/23/1995                                                              119.69                         116.41
6/26/1995                                                              118.48                         115.33
6/27/1995                                                              118.11                         115.24
6/28/1995                                                              118.61                         115.48
6/29/1995                                                              118.42                         115.33
6/30/1995                                                              118.61                         115.91
7/3/1995                                                               119.12                         116.16
7/4/1995                                                               119.16                         116.48
7/5/1995                                                               120.62                         117.91
7/6/1995                                                               121.14                         118.94
7/7/1995                                                               121.32                         119.31
7/10/1995                                                               120.8                         118.72
7/11/1995                                                              122.13                         119.65
7/12/1995                                                              122.15                         119.48
7/13/1995                                                              121.91                         119.27
7/14/1995                                                              122.52                         119.69
7/17/1995                                                               121.6                         118.77
7/18/1995                                                              119.97                         117.16
7/19/1995                                                              120.53                         117.86
7/21/1995                                                              120.54                         117.65
7/24/1995                                                               121.2                         118.29
7/25/1995                                                              122.17                         119.08
7/26/1995                                                              122.28                         119.13
7/27/1995                                                              123.07                         120.08
7/28/1995                                                              122.57                         119.67
7/31/1995                                                              122.38                         119.51
8/1/1995                                                               121.85                         119.24
8/2/1995                                                               121.67                         119.17
8/3/1995                                                               121.66                            119
8/4/1995                                                                121.7                          119.1
8/7/1995                                                               121.94                         119.35
8/8/1995                                                               122.02                         119.32
8/9/1995                                                               121.87                         119.06
8/10/1995                                                              121.38                         118.72
8/11/1995                                                              120.87                         118.21
8/14/1995                                                              121.88                         118.95
8/15/1995                                                              121.62                         118.89
8/16/1995                                                              121.93                         119.33
8/17/1995                                                              121.72                         119.36
8/18/1995                                                              121.76                         119.55
8/21/1995                                                              121.52                         119.52
8/22/1995                                                              121.83                         119.66
8/23/1995                                                              121.31                         119.22
8/24/1995                                                              121.38                         119.18
8/25/1995                                                              121.95                         119.75
8/28/1995                                                              121.73                         119.68
8/29/1995                                                              121.93                         119.58
8/30/1995                                                              122.13                         119.65
8/31/1995                                                              122.34                         119.83
9/1/1995                                                               122.77                         120.34
9/4/1995                                                               123.93                          121.4
9/5/1995                                                               124.15                         121.77
9/6/1995                                                               124.17                         121.83
9/7/1995                                                               124.69                         122.37
9/8/1995                                                               124.96                         122.58
9/11/1995                                                              125.53                         123.04
9/12/1995                                                              126.02                         123.28
9/13/1995                                                              127.07                         124.08
9/14/1995                                                              127.02                         123.82
9/15/1995                                                              126.89                         123.55
9/18/1995                                                               127.2                         123.49
9/19/1995                                                              127.76                         123.73
9/21/1995                                                              126.94                         122.82
9/22/1995                                                              126.66                         122.18
9/25/1995                                                              126.68                          121.9
9/26/1995                                                              126.59                         121.61
9/27/1995                                                              126.51                         121.27
9/28/1995                                                              127.57                         122.46
9/29/1995                                                              127.25                         122.34
10/2/1995                                                              126.66                         121.78
10/3/1995                                                               126.8                         121.35
10/4/1995                                                              126.61                          120.6
10/5/1995                                                              126.86                         120.96
10/6/1995                                                              126.83                         121.03
10/9/1995                                                              125.93                         119.86
10/10/1995                                                             125.75                         119.84
10/11/1995                                                             126.17                         120.31
10/12/1995                                                             126.96                         121.03
10/13/1995                                                             127.27                         121.46
10/16/1995                                                             126.95                         121.07
10/17/1995                                                             127.76                         121.43
10/18/1995                                                             127.91                         121.36
10/19/1995                                                             128.61                         121.47
10/20/1995                                                             127.91                         120.91
10/23/1995                                                             127.39                         120.27
10/24/1995                                                             127.71                         120.33
10/25/1995                                                             126.83                         119.15
10/26/1995                                                             125.57                         117.78
10/27/1995                                                             126.22                         118.44
10/30/1995                                                                127                         119.16
10/31/1995                                                             126.61                         118.72
11/1/1995                                                              127.21                         119.15
11/2/1995                                                               128.4                         120.51
11/3/1995                                                              128.59                         120.92
11/6/1995                                                              128.13                         120.83
11/7/1995                                                              127.66                         120.57
11/8/1995                                                              128.84                          121.3
11/9/1995                                                              129.17                         121.44
11/10/1995                                                             129.06                         121.28
11/13/1995                                                             128.97                         121.22
11/14/1995                                                             128.31                         120.44
11/15/1995                                                             129.33                         120.93
11/16/1995                                                             130.06                         121.55
11/17/1995                                                             130.66                         122.16
11/20/1995                                                             129.96                         121.54
11/21/1995                                                             130.69                         122.05
11/22/1995                                                             130.29                         122.28
11/24/1995                                                             130.64                         122.64
11/27/1995                                                             130.93                         123.18
11/28/1995                                                             132.05                         123.91
11/29/1995                                                             132.31                         124.24
11/30/1995                                                             131.81                         124.02
12/1/1995                                                              132.16                         124.37
12/4/1995                                                              133.62                         125.36
12/5/1995                                                              134.49                         126.14
12/6/1995                                                              135.04                         126.49
12/7/1995                                                              134.16                         125.55
12/8/1995                                                              134.45                         125.75
12/11/1995                                                             134.89                         125.84
12/12/1995                                                             134.73                         125.44
12/13/1995                                                             135.36                         125.75
12/14/1995                                                             134.33                         125.02
12/15/1995                                                              134.2                         124.88
12/18/1995                                                             132.12                         122.74
12/19/1995                                                             133.24                         123.64
12/20/1995                                                             131.94                         123.11
12/21/1995                                                             132.93                         124.16
12/22/1995                                                             133.25                         124.43
12/26/1995                                                             133.76                         124.62
12/27/1995                                                             133.81                         124.58
12/28/1995                                                             133.72                         124.55
12/29/1995                                                             134.11                         125.22
1/2/1996                                                               135.16                         126.36
1/3/1996                                                               135.28                          126.6
1/4/1996                                                                134.5                         125.59
1/5/1996                                                               134.28                         125.29
1/8/1996                                                               134.66                         125.62
1/9/1996                                                                132.7                         123.73
1/10/1996                                                              130.31                          121.7
1/11/1996                                                              131.23                         122.44
1/12/1996                                                              131.04                         122.19
1/15/1996                                                               130.6                         121.75
1/16/1996                                                              132.48                         122.31
1/17/1996                                                              132.03                         122.16
1/18/1996                                                              132.44                         122.43
1/19/1996                                                              133.22                         122.91
1/22/1996                                                              133.56                         123.73
1/23/1996                                                              133.43                         123.84
1/24/1996                                                              134.99                         125.01
1/25/1996                                                              134.35                         124.58
1/26/1996                                                              135.35                         125.07
1/29/1996                                                              135.92                         125.65
1/30/1996                                                              137.21                         126.72
1/31/1996                                                              138.48                         128.08
2/1/1996                                                               139.02                         128.72
2/2/1996                                                               138.45                          128.3
2/5/1996                                                               139.66                         129.13
2/6/1996                                                               140.73                          130.1
2/7/1996                                                               141.51                         130.56
2/8/1996                                                               142.85                         131.81
2/9/1996                                                               142.92                         131.87
2/12/1996                                                              144.02                         132.73
2/13/1996                                                              143.82                         132.57
2/14/1996                                                              142.74                         131.84
2/15/1996                                                              141.82                         131.34
2/16/1996                                                              141.09                         130.84
2/20/1996                                                              139.49                         129.39
2/21/1996                                                              141.12                         130.73
2/22/1996                                                              143.46                         132.59
2/23/1996                                                              143.51                         132.44
2/26/1996                                                              141.63                         131.06
2/27/1996                                                              140.93                         130.43
2/28/1996                                                              140.39                         129.92
2/29/1996                                                              139.45                          129.1
3/1/1996                                                                140.3                         129.79
3/4/1996                                                               141.71                         131.21
3/5/1996                                                               142.79                         131.74
3/6/1996                                                               141.96                         131.32
3/7/1996                                                               142.32                         131.61
3/8/1996                                                               137.94                         127.76
3/11/1996                                                              139.36                          129.2
3/12/1996                                                              138.72                         128.75
3/13/1996                                                              139.04                         129.62
3/14/1996                                                              139.54                         130.36
3/15/1996                                                              139.66                         130.31
3/18/1996                                                              142.11                         132.41
3/19/1996                                                               141.9                         132.37
3/20/1996                                                              141.52                         131.76
3/21/1996                                                              141.35                          131.6
3/22/1996                                                              141.66                         132.04
3/25/1996                                                              141.54                         131.81
3/26/1996                                                              142.18                         132.08
3/27/1996                                                              141.29                         131.65
3/28/1996                                                             141.298                        131.461
3/29/1996                                                             140.549                        130.893
4/1/1996                                                              142.341                        132.032
4/2/1996                                                              142.674                        131.999
4/3/1996                                                              142.809                        132.301
4/4/1996                                                              142.805                        132.492
4/8/1996                                                              140.275                        130.302
4/9/1996                                                              139.828                        130.544
4/10/1996                                                             137.936                        129.164
4/11/1996                                                             137.431                        128.611
4/12/1996                                                             138.635                        129.459
4/15/1996                                                             139.894                        130.726
4/16/1996                                                              140.44                        131.356
4/17/1996                                                             139.702                        130.833
4/18/1996                                                             140.138                        131.295
4/19/1996                                                             140.456                        131.648
4/22/1996                                                              141.07                         132.17
4/23/1996                                                             141.873                        133.213
4/24/1996                                                             141.566                        133.167
4/25/1996                                                             142.154                        133.853
4/26/1996                                                             142.282                        133.925
4/29/1996                                                             142.435                        134.007
4/30/1996                                                             142.437                        134.037
5/1/1996                                                              142.526                        134.137
5/2/1996                                                              140.088                        132.178
5/3/1996                                                              139.706                        131.861
5/6/1996                                                              139.528                        131.786
5/7/1996                                                              138.973                        131.238
5/8/1996                                                               140.39                        132.047
5/9/1996                                                              140.536                        132.263
5/10/1996                                                             141.984                        133.438
5/13/1996                                                             144.035                        135.174
5/14/1996                                                             144.926                        135.847
5/15/1996                                                             144.886                        135.922
5/16/1996                                                             144.762                        135.657
5/17/1996                                                             145.646                        136.187
5/20/1996                                                              146.57                        136.599
5/21/1996                                                             146.485                        136.623
5/22/1996                                                             147.717                        137.584
5/23/1996                                                              147.19                        136.902
5/24/1996                                                             147.737                        137.298
5/28/1996                                                             146.369                        135.945
5/29/1996                                                             145.433                        134.951
5/30/1996                                                             146.254                        135.743
5/31/1996                                                             145.692                         135.26
6/3/1996                                                              145.379                        134.685
6/4/1996                                                              146.441                        135.619
6/5/1996                                                              147.721                        136.523
6/6/1996                                                              146.543                        135.323
6/7/1996                                                              146.604                        135.157
6/10/1996                                                             146.354                        134.909
6/11/1996                                                             146.095                        134.659
6/12/1996                                                             145.675                        134.141
6/13/1996                                                              145.43                         133.81
6/14/1996                                                              144.98                         133.19
6/17/1996                                                              144.83                         132.88
6/18/1996                                                              144.15                         132.64
6/19/1996                                                              144.13                         132.57
6/20/1996                                                              144.16                          132.4
6/21/1996                                                               145.2                         132.89
6/24/1996                                                              145.63                         133.26
6/25/1996                                                              145.55                         132.84
6/26/1996                                                              144.66                         131.85
6/27/1996                                                              145.57                         132.62
6/28/1996                                                              146.02                         133.53
7/1/1996                                                               147.16                         134.21
7/2/1996                                                               146.67                          133.7
7/3/1996                                                               146.41                         133.49
7/5/1996                                                               143.15                         130.81
7/8/1996                                                               142.08                         129.74
7/9/1996                                                               142.56                          130.1
7/10/1996                                                              142.85                            130
7/11/1996                                                              140.59                         127.85
7/12/1996                                                               140.7                         127.77
7/15/1996                                                              137.13                          124.3
7/16/1996                                                              136.82                         123.41
7/17/1996                                                              138.06                         124.76
7/18/1996                                                              140.13                         126.63
7/19/1996                                                              139.08                         125.46
7/22/1996                                                                 138                         124.28
7/23/1996                                                              136.49                         123.13
7/24/1996                                                              136.44                         122.83
7/25/1996                                                              137.43                         123.63
7/26/1996                                                              138.46                         124.71
7/29/1996                                                              137.37                         123.94
7/30/1996                                                              138.32                         124.54
7/31/1996                                                              139.34                         125.35
8/1/1996                                                               141.53                         126.96
8/2/1996                                                               144.25                         129.12
8/5/1996                                                               143.76                         129.01
8/6/1996                                                               144.22                         129.34
8/7/1996                                                               144.61                          129.9
8/8/1996                                                               144.27                         129.83
8/9/1996                                                               144.16                         129.94
8/12/1996                                                              144.96                          130.5
8/13/1996                                                              143.75                         129.49
8/14/1996                                                              144.15                         129.94
8/15/1996                                                               144.2                         129.86
8/16/1996                                                              144.84                          130.6
8/19/1996                                                              145.14                         130.97
8/20/1996                                                              144.95                         130.94
8/21/1996                                                              144.81                         130.91
8/22/1996                                                              146.03                         131.82
8/23/1996                                                              145.24                         131.26
8/26/1996                                                              144.55                         130.63
8/27/1996                                                               145.1                         131.13
8/28/1996                                                              144.75                         131.05
8/29/1996                                                              143.14                         129.83
8/30/1996                                                              141.96                         128.94
9/3/1996                                                               142.56                         129.16
9/4/1996                                                               142.75                         129.38
9/5/1996                                                               141.41                         128.16
9/6/1996                                                               142.77                         129.39
9/9/1996                                                               144.53                         130.76
9/10/1996                                                              144.54                         130.66
9/11/1996                                                              145.29                         131.36
9/12/1996                                                              146.13                         132.02
9/13/1996                                                              148.18                         133.47
9/16/1996                                                              148.93                         134.11
9/17/1996                                                               148.7                         133.93
9/18/1996                                                              148.38                         133.59
9/19/1996                                                              148.71                         133.93
9/20/1996                                                              149.59                         134.64
9/23/1996                                                              149.47                         134.44
9/24/1996                                                              149.28                         134.62
9/25/1996                                                              149.33                         134.73
9/26/1996                                                              149.34                         134.56
9/27/1996                                                              149.41                         134.65
9/30/1996                                                              149.65                         134.91
10/1/1996                                                              150.04                         135.03
10/2/1996                                                              151.11                         135.76
10/3/1996                                                              150.84                         135.41
10/4/1996                                                              152.73                         136.74
10/7/1996                                                              153.14                         136.93
10/8/1996                                                              152.56                         136.38
10/9/1996                                                              151.71                         135.67
10/10/1996                                                             151.24                         135.43
10/11/1996                                                             152.56                         136.24
10/14/1996                                                             153.19                         136.57
10/15/1996                                                             152.98                         136.27
10/16/1996                                                             153.38                         136.48
10/17/1996                                                             153.94                         136.91
10/18/1996                                                             154.77                         137.48
10/21/1996                                                             154.56                         137.52
10/22/1996                                                             153.85                         136.73
10/23/1996                                                                154                         136.73
10/24/1996                                                             152.91                         135.92
10/25/1996                                                             152.62                         135.84
10/28/1996                                                             151.82                         134.99
10/29/1996                                                             152.74                         135.49
10/30/1996                                                             152.61                         135.36
10/31/1996                                                             153.56                          136.1
11/1/1996                                                              153.24                         135.92
11/4/1996                                                              153.88                          136.5
11/5/1996                                                              155.49                         137.48
11/6/1996                                                              157.77                            139
11/7/1996                                                              158.44                         139.42
11/8/1996                                                              159.13                         140.14
11/11/1996                                                             159.36                         140.48
11/12/1996                                                             158.85                         140.69
11/13/1996                                                             159.19                         140.76
11/14/1996                                                             160.23                         141.43
11/15/1996                                                             160.61                         141.93
11/18/1996                                                             160.48                          141.8
11/19/1996                                                              161.6                         142.47
11/20/1996                                                             161.99                         142.82
11/21/1996                                                             161.72                         142.77
11/22/1996                                                             163.03                         143.93
11/25/1996                                                             164.83                         145.04
11/26/1996                                                              164.6                         144.78
11/27/1996                                                             164.39                         144.55
11/29/1996                                                             164.83                         144.94
Source: Ned Davis Research, Inc.
THE CHART ABOVE ILLUSTRATES THE IMPACT OF LARGE-
CAP STOCKS ON THE S&P 500. IT IS COMPARED AGAINST
AN INDEX OF EQUALLY-WEIGHTED ISSUES.

Conversely, the bond market had a very difficult winter, but has recovered very nicely in recent months thanks to declining interest rates. Early returns for Crabbe Huson's income funds were significantly off the pace, but the portfolios made up substantial ground to finish the fiscal year just slightly behind the indexes and carry positive momentum into early fiscal 1997.

Here's a look at the markets:

EQUITY MARKETS

With the exception of the Real Estate Investment Fund, which had a strong year, performance for Crabbe Huson equity funds, while good in absolute terms, has been less than pleasing when viewed against the backdrop of the popular market indices. However, several factors now underlying the index numbers should give investors reason to pause.

Most of the billions of dollars in daily inflows are arriving in the market through mutual funds. These new assets are invested both in actively managed and index funds, many of which hold positions in the large-cap growth issues that have performed so well. Therein, however, lies the problem: these stocks now have significantly inflated values and may no longer represent an opportunity for long-term growth.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                             INFLOWS
                                                                            (BILLIONS)      S&P 500 INDEX
1/31/1989                                                                            0.07           293.82
2/28/1989                                                                           -2.23           287.13
3/31/1989                                                                            -0.9           294.87
4/30/1989                                                                             0.9           309.64
5/31/1989                                                                            1.11           321.59
6/30/1989                                                                           -0.59           317.98
7/31/1989                                                                            1.85           342.15
8/31/1989                                                                            0.68           350.52
9/30/1989                                                                            0.58           349.15
10/31/1989                                                                              0           335.06
11/30/1989                                                                           1.94           343.97
12/31/1989                                                                           2.36            353.4
1/31/1990                                                                           -0.24            325.8
2/28/1990                                                                            2.75           324.15
3/31/1990                                                                             3.1           339.94
4/30/1990                                                                            2.18           329.11
5/31/1990                                                                            4.36           354.58
6/30/1990                                                                            1.66           358.02
7/31/1990                                                                            0.13           353.44
8/31/1990                                                                           -2.82           322.56
9/30/1990                                                                           -0.52           306.05
10/31/1990                                                                            0.7           304.71
11/30/1990                                                                           1.32           322.22
12/31/1990                                                                           0.18           328.72
1/31/1991                                                                            0.76           336.07
2/28/1991                                                                            3.19           365.65
3/31/1991                                                                            2.04           375.22
4/30/1991                                                                            3.02           379.02
5/31/1991                                                                            3.67           389.83
6/30/1991                                                                            1.03           371.16
7/31/1991                                                                            3.76           380.93
8/31/1991                                                                             2.9           395.43
9/30/1991                                                                            3.14            385.9
10/31/1991                                                                           4.89            384.2
11/30/1991                                                                           3.63           375.22
12/31/1991                                                                           7.51           406.46
1/31/1992                                                                            6.81           408.79
2/29/1992                                                                            7.48            412.7
3/31/1992                                                                            6.58            403.5
4/30/1992                                                                            7.52           409.02
5/31/1992                                                                             6.7           415.35
6/30/1992                                                                            4.83           403.45
7/31/1992                                                                             6.7           424.21
8/31/1992                                                                            3.28           414.84
9/30/1992                                                                            4.55           414.35
10/31/1992                                                                           5.16           418.68
11/30/1992                                                                          10.09           430.16
12/31/1992                                                                           9.45           439.77
1/31/1993                                                                           10.35           438.78
2/28/1993                                                                            8.65           443.38
3/31/1993                                                                           11.88           451.67
4/30/1993                                                                           11.73           440.19
5/31/1993                                                                            9.18           450.19
6/30/1993                                                                            9.39           450.53
7/31/1993                                                                            9.85           448.13
8/31/1993                                                                           12.19           463.56
9/30/1993                                                                            9.17           458.93
10/31/1993                                                                          13.46           467.84
11/30/1993                                                                              9           461.79
12/31/1993                                                                          14.71           466.45
1/31/1994                                                                           18.29           481.61
2/28/1994                                                                           14.39           467.14
3/31/1994                                                                             6.7           445.77
4/30/1994                                                                            11.3           450.91
5/31/1994                                                                            11.8           456.51
6/30/1994                                                                             7.7           444.27
7/31/1994                                                                             9.2           458.25
8/31/1994                                                                            14.1            475.5
9/30/1994                                                                             8.1           426.71
10/31/1994                                                                            9.3           472.35
11/30/1994                                                                              3           453.69
12/31/1994                                                                            5.4           451.23
1/31/1995                                                                             6.2           470.42
2/28/1995                                                                             8.7           487.39
3/31/1995                                                                             7.2           500.71
4/30/1995                                                                            10.6           514.71
5/31/1995                                                                             8.4            533.4
6/30/1995                                                                             8.2           544.75
7/31/1995                                                                            13.9           562.06
8/30/1995                                                                            13.2           561.88
9/30/1995                                                                            12.6           584.41
10/31/1995                                                                            9.2            581.5
11/30/1995                                                                           14.5           605.37
12/31/1995                                                                             17           615.93
1/31/1996                                                                            28.9           636.02
2/29/1996                                                                           21.91           640.43
3/31/1996                                                                            21.4           648.91
4/30/1996                                                                           26.09           654.17
5/31/1996                                                                           25.16           669.12
6/30/1996                                                                           14.48           670.59
7/31/1996                                                                            5.76           639.95
8/30/1996                                                                           17.92           651.99
9/30/1996                                                                           17.42           687.31
10/31/1996                                                                          13.47           705.27
11/30/1996                                                                           23.6           757.02
Source: Investment Company Institute
FLOW FOR NOVEMBER IS ESTIMATED, SOURCE AMG DARA SERVICES

Over the year, this narrowly-focused group of stocks has become more and more overvalued, and buying them has becomes less an investment and more a guessing game. Today's result is a market that can be described as barbell-shaped, with large, traditional, price-inflated stocks on one side, and small, specialized, high-performance stocks on the other. Investors following performance are using their dollars to add weight to each side.

Accordingly, Crabbe Huson has been looking at the stocks in the middle, along the bar of the barbell, and we're finding a vast section of companies that are undervalued in a relative sense due to economic concerns, desire for liquidity or the herd instinct that causes investors to focus on the ends. We think these equities offer shareholders a number of advantages: If the favored group tops out, managers will be looking hard for growth in other areas -- the same areas we like now. Or, if the growth cycle ends and the market leaders' prices correct, our portfolios offer downside protection through more accurate valuations. In a broader market decline, our stocks may initially underperform, but would be well-positioned to bounce back early and emerge with good results in a broader market upturn.

The contrarian philosophy, like momentum or growth, can be difficult to implement at times. This is very true today, and success will require patience and a long-term view. However, we're positioning our funds to benefit from tomorrow's conventional wisdom, not chase today's.

BOND MARKETS

For the fiscal year, bond markets were confident early, but then were significantly challenged by a strengthening economy. The year's closing months saw a rally that helped investors recover some early losses.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                   TREASURY BILL
                                 30-YEAR BOND         YIELDS
10/31/94                                 7.97%                5.15%
11/30/94                                 8.00%                5.72%
12/31/94                                 7.88%                5.69%
1/31/95                                  7.70%                6.00%
2/28/95                                  7.45%                5.94%
3/31/95                                  7.43%                5.88%
4/30/95                                  7.34%                5.87%
5/31/95                                  6.65%                5.81%
6/30/95                                  6.62%                5.57%
7/31/95                                  6.85%                5.58%
8/31/95                                  6.65%                5.45%
9/30/95                                  6.50%                5.42%
10/31/95                                 6.33%                5.51%
11/30/95                                 6.13%                5.49%
12/31/95                                 5.95%                5.08%
1/31/96                                  6.03%                5.05%
2/28/96                                  6.47%                5.03%
3/31/96                                  6.67%                5.15%
4/28/96                                  6.91%                5.16%
5/30/96                                  6.99%                5.19%
6/30/96                                  6.87%                5.16%
7/31/96                                  6.97%                5.31%
8/31/96                                  7.12%                5.29%
9/30/96                                  6.93%                5.04%
10/31/96                                 6.64%                5.15%
11/30/96                                 6.35%                5.13%
Source: Ned Davis Research,
Inc.

In late 1995, optimism over the prospects for a federal budget agreement, comfort with a soft economy and declining manufacturing and retail sales numbers pushed the bellwether 30-year bond to a 6% calendar year-end finish. The new year, however, saw a strengthening economy across all sectors, shocking the bond market and prompting a reassessment by traders. The background noise of political issues accelerated the down phase, causing yields to increase and prices to fall. Through April and May, the long bond jumped quickly from 6% to 7.25%, and income fund returns fell about 3% as a result.

Between March and September, as markets tried to clean the windshield for a better forward view of the economy, bonds traded laterally. In the last few months of the fiscal year, the environment improved dramatically, and our funds made up considerable ground.

REAL GROSS DOMESTIC PRODUCT GROWTH (GDP)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       QUARTER OVER QUARTER CHANGE
                                                                                                             Real GDP Growth
12/94                                                                                                                   3.0%
03/95                                                                                                                   0.4%
06/95                                                                                                                   0.7%
09/95                                                                                                                   3.8%
12/95                                                                                                                   0.3%
03/96                                                                                                                   2.0%
06/96                                                                                                                   4.7%
09/96                                                                                                                   2.0%
12/96                                                                                                                   1.6%
Source: Dept. of Commerce, Bureau of Economic Analysis
Reflects revised chain weighted data
READ GDP GROWTH IS A BAROMETER FOR OVERALL ECONOMIC PERFORMANCE.
THE ABOVE CHART SHOWS A GENERALLY VOLATILE DOMESTIC ECONOMY FOR THE PAST TWO YEARS.

                                       QUARTER OVER QUARTER CHANGE
12/94
03/95
06/95
09/95
12/95
03/96
06/96
09/96
12/96                                                                                                           est.
Source: Dept. of Commerce, Bureau of Economic Analysis
Reflects revised chain weighted data
READ GDP GROWTH IS A BAROMETER FOR OVERALL ECONOMIC PERFORMANCE.
THE ABOVE CHART SHOWS A GENERALLY VOLATILE DOMESTIC ECONOMY FOR THE PAST TWO YEARS.

The good news for bonds is that economic conditions have softened again, with manufacturing, housing and autos leading the way. If the economy continues to slow, the Federal Reserve (Fed) likely will find little reason to hurt bonds by further raising rates (a common tactic for holding inflation at bay).

The next six months should see a continuing focus on the tight labor market, modest accelerations in wages and faster growth in energy prices. We also will be watching the growing level of consumer credit and fading export numbers. Our resulting approach will be to continue to play to a softening economy.

With narrow sections of the stock market facing extreme overvaluation, bonds are presenting a good case as an investment option. A significant or extended correction among market leaders could affect the broader market, as well as the economy as a whole, making bonds an attractive alternative.

LOOKING FORWARD

Crabbe Huson doesn't try to make economic predictions, though we select issues with an idea of economic direction in mind. A key part of our strategy is the flexibility to take advantage of the changing economic environment. Of late, we've positioned ourselves for continued slow economic growth.

There are a number of factors influencing the market today. We believe it will become more and more difficult for popular large-cap stocks to sustain their current valuations without an increasing flow of investment dollars. In addition, though many index funds favor large-cap stocks, indexing has become popular with small-cap stocks as well. If this trend continues, we think it will contribute to a broadening of interest in the small- to mid-cap value area that has become the main emphasis of our strategy.

The economy also plays a part in our scan of the horizon. We think our funds are well positioned to benefit no matter the direction of the economy. If we enter a period of economic slowing, investors searching for performance will look to the mid-cap issues we now own. If the economy continues to expand, we believe investors will broaden their focus to other arenas once the growth cycle is exhausted. Given these conditions, we're highly optimistic about the future of our portfolios.

CLOSING THOUGHT

Investing with Crabbe Huson means you get managers who try to look "through" the market for a clearer picture of what's really going on. We're seeking logical investment opportunities from solid companies that offer safety, value and good growth prospects, while avoiding the popular, passion-of-the-moment, overowned and overvalued companies that present too much risk.

We remain confident in the long-term potential of our mutual funds, and we appreciate your continued business. Thank you for the opportunity to help contribute to your financial goals.

Sincerely,

Richard S. Huson
President

                     --------------------------------------

                              OUR INVESTMENT TEAM
                       ----------------------------------

                [PHOTO]                            [PHOTO]                              [PHOTO]
          JAMES E. CRABBE                   RICHARD S. HUSON, CFA                JOHN W. JOHNSON, CFA
          FUNDS MANAGED:                       FUNDS MANAGED:                       FUNDS MANAGED:
The Crabbe Huson Special Fund, Inc.  Crabbe Huson Asset Allocation Fund   The Crabbe Huson Special Fund, Inc.
    Crabbe Huson Small Cap Fund           Crabbe Huson Equity Fund            Crabbe Huson Small Cap Fund

                [PHOTO]                            [PHOTO]                              [PHOTO]
          ROBERT E. ANTON                  JOHN E. MAACK, JR., CFA                 MARIAN L. KESSLER
          FUNDS MANAGED:                       FUNDS MANAGED:                       FUNDS MANAGED:
Crabbe Huson Asset Allocation Fund   Crabbe Huson Asset Allocation Fund   Crabbe Huson Asset Allocation Fund
     Crabbe Huson Equity Fund             Crabbe Huson Equity Fund             Crabbe Huson Equity Fund

                       [PHOTO]                                        [PHOTO]
              GARTH R. NISBET, CFA                             JAY L. WILLOUGHBY, CFA
                 FUNDS MANAGED:                                    FUND MANAGED:
 Crabbe Huson U.S. Government Money Market Fund       Crabbe Huson Real Estate Investment Fund
    Crabbe Huson U.S. Government Income Fund
            Crabbe Huson Income Fund
       Crabbe Huson Oregon Tax-Free Fund

THE CRABBE HUSON SPECIAL FUND, INC.

INVESTMENT OBJECTIVE: PROVIDE SIGNIFICANT LONG-TERM CAPITAL APPRECIATION THROUGH A FLEXIBLE POLICY OF INVESTING IN A DIVERSIFIED PORTFOLIO OF CAREFULLY SELECTED STOCKS THAT HAVE SMALL TO MEDIUM MARKET CAPITALIZATIONS. THE FUND MAY INVEST AS MUCH AS 100% OF ITS ASSETS IN STOCKS, AND MAY HOLD UP TO 25% OF ITS PORTFOLIO IN SHORT POSITIONS.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
    IN THE SPECIAL FUND AND THE RUSSELL 2000 INDEX
(Results are for fiscal years ending October 31)
                                                             Begin       1989       1990       1991       1992       1993       1994
Special                                                    $10,000    $11,500    $10,247    $15,327    $16,570    $23,428    $28,676
Russell 2000                                               $10,000    $10,544     $7,665    $12,158    $13,312    $17,624    $17,569
Fund Inception: 4/9/87
ANNUALIZED TOTAL RETURN
1 Year: 5.03%
5 Year: 14.85%
Life of Fund: 12.41%

  COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
    IN THE SPECIAL FUND AND THE RUSSELL 2000 INDEX
(Results are for fiscal years ending October 31)
                                                              1995       1996
Special                                                    $29,187    $30,655
Russell 2000                                               $20,791    $24,247
Fund Inception: 4/9/87
ANNUALIZED TOTAL RETURN
1 Year: 5.03%
5 Year: 14.85%
Life of Fund: 12.41%

         HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE SPECIAL FUND WITH THE RUSSELL 2000 INDEX WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF STOCKS; THE SPECIAL FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

Fiscal year 1996 has been character-building for Special Fund shareholders, thanks to less-than-stellar returns in the midst of a galloping market. Special returned 5.03% for the year -- a positive number, but one that lags the 16.61% posted by the Russell 2000 Index.

The fund's performance is a product of two clearly defined sections of the portfolio: The section of stocks sold short(1) and the better performing long position. While the issues sold short held performance in check for the year, our long stock positions fared better, gaining 12.02% for the fiscal year.(2)

Though the short position has restrained performance, we believe the strategy continues to offer promise and makes the Special Fund a good anchor in a turbulent market. Most short positions in the Special Fund are technology-related, a sector in which many issues are overvalued. We remain confident that the short selling strategy can deliver results in the long run.

---------------------
(1) Selling short is a hedging technique whereby stocks are borrowed, sold at current market value, then purchased at a later date. This strategy would be followed if it is believed a security's price will decline. If it does decline, the security is purchased at a lower price, resulting in a gain. If the price rises, the security is purchased at a higher price, resulting in a loss.

(2) Source: The Crabbe Huson Group, Inc. Number quoted does not include management fees, expenses or other costs. Return represents only the change in market value of the long security positions in the mutual fund for the period of November 1, 1995, through October 31, 1996. For a complete list of holdings in the Special Fund, see the following schedule of investments.

As contrarian managers, our portfolios often do not correlate with popular market indices.(3) For the Special Fund, this was particularly true over the course of the 1996 fiscal year. However, close correlation with broadly-owned issues is not necessary for good performance. The success of the fund's long position demonstrates the managers' ability to find good stocks with prices that lessen market risk.

Fiscal year-ends are interesting times for us as contrarians. Many issues we like are under liquidation, providing us excellent opportunities to buy fundamentally sound companies. Often, these are the issues overlooked by growth managers, who are attempting to enhance yearly returns by further buying stocks under accumulation.

Within the context of a well diversified portfolio, the Special Fund has a concentration in health care as well as a bias toward cyclicals, including retailing, trucking, machine tools and some metals stocks. Previous disappointments have driven many institutional investors out of these issues, and we find them positioned to perform well in the coming year. Even in a benign economic environment, we believe these stocks can do quite well at current price levels.

While being ever mindful of a potential market correction, we're keeping the possibility in the periphery while concentrating on picking high-quality, well-priced issues. We believe that general market risk at current valuation levels is fairly high, and contrarian portfolios represent good alternatives for future growth.

-------------------
(3) Market correlation refers to the extent to which a mutual fund portfolio's performance is similar to that of a market index. The Russell 2000 Index is the most appropriate benchmark against which to compare performance of the Special Fund; however, it should be noted that Crabbe Huson makes no attempt to emulate the composition or performance of any market index.

THE CRABBE HUSON SPECIAL FUND, INC.
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                               COMMON STOCKS - 88.1%
-----------------------------------------------------------------------------------
                                                         CONSUMER CYCLICALS - 8.0%
      399,400   *Ann Taylor Stores, Inc............................  $   7,239,125
    1,111,000   *Bombay Company, Inc...............................      5,832,750
      602,500   *Burlington Coat Factory...........................      7,380,625
      654,500   Cato Corp - Class A................................      3,149,781
    1,070,500   *Payless Cashways, Inc.............................      2,007,188
    1,189,600   Phillips-Van Heusen................................     13,085,600
                                                                     --------------
                                                                        38,695,069
                                                                     --------------
CONSUMER STAPLES - 7.0%
      836,000   Fleming Companies..................................     14,525,500
      548,000   Hudson Foods, Inc. - Class A.......................      9,110,500
      377,300   *Paragon Trade Brands, Inc.........................      9,904,125
                                                                     --------------
                                                                        33,540,125
                                                                     --------------
ENERGY - 15.6%
      637,100   Forest Oil Corp....................................      9,556,500
      564,600   Holly Corp.........................................     14,044,425
    1,372,200   *Oryx Energy Company...............................     26,414,850
    1,647,700   Snyder Oil Corp....................................     25,127,425
                                                                     --------------
                                                                        75,143,200
                                                                     --------------
FINANCIAL - 4.5%
      387,100   *Citation Insurance Group..........................      1,451,625
      400,800   *Risk Capital Holdings, Inc........................      7,214,400
      437,400   Zurich Reinsurance Centre..........................     13,122,000
                                                                     --------------
                                                                        21,788,025
                                                                     --------------
HEALTHCARE - 12.8%
    1,132,700   *Coventry Corp.....................................     11,468,587
      197,200   *GranCare, Inc.....................................      3,549,600
      697,500   *Horizon/CMS Healthcare Corp.......................      7,236,563
      965,800   Integrated Health Services.........................     23,782,825
    1,213,100   *Sun Healthcare Group, Inc.........................     15,467,025
                                                                     --------------
                                                                        61,504,600
                                                                     --------------
INDUSTRIALS - 26.6%
      661,200   Century Aluminum Company...........................      8,926,200
      846,300   Crompton & Knowles Corp............................     15,233,400
      449,600   General Chemical Group.............................      8,542,400
      418,000   Giddings & Lewis, Inc..............................      4,911,500
      352,800   Huntco, Inc........................................      6,306,300
      734,800   Longview Fibre Company.............................     12,767,150
    5,738,700   *Lytton Minerals, Ltd..............................     14,996,416

*Non-income producing security.
See accompanying notes to financial statements.

THE CRABBE HUSON SPECIAL FUND, INC.
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
                                                         INDUSTRIALS - (CONTINUED)
    1,539,200   *MK Rail Corp......................................  $  12,121,200
    1,119,900   Oregon Steel Mills, Inc............................     17,778,413
    2,116,700   *Rollins Environmental Services....................      4,762,575
      305,300   TJ International, Inc..............................      5,800,700
      975,600   Wabash National Corp...............................     15,731,550
                                                                     --------------
                                                                       127,877,804
                                                                     --------------
REAL ESTATE INVESTMENT TRUST - 3.2%
    1,551,100   *Catellus Development Corp.........................     15,317,112
                                                                     --------------
TRANSPORTATION - 10.4%
      697,200   Airborne Freight Corp..............................     13,856,850
      366,600   Hunt (JB) Transportation Services, Inc.............      5,361,525
      410,100   *Landstar System, Inc..............................      9,688,613
      308,900   Teekay Shipping Corp...............................      9,614,513
      866,300   *Yellow Corp.......................................     11,316,043
                                                                     --------------
                                                                        49,837,544
                                                                     --------------

Total Common Stocks                                                    423,703,479
                                                                     --------------

Total Investments - 88.1%                                              423,703,479
                                                                     --------------
  (Cost $396,950,759)**
                          SECURITIES SOLD SHORT - (18.9%)
-----------------------------------------------------------------------------------
COMMON STOCKS
TECHNOLOGY - (18.9%)
      213,600   America Online, Inc................................     (5,793,900 )
      128,900   *Compaq Computers, Corp............................     (8,974,663 )
      509,400   *Cypress Semiconductor.............................     (5,476,050 )
      478,800   Gartner Group, Inc. - Class A......................    (14,723,100 )
      129,700   Sun Microsystems, Inc..............................     (7,911,700 )
      563,800   Tellabs, Inc.......................................    (47,993,475 )
                                                                     --------------
                                                                       (90,872,888 )
                                                                     --------------

Total Securities Sold Short - (18.9%)                                  (90,872,888 )
                                                                     --------------
  (Proceeds $57,485,925)***
Other Assets and (Liabilities), Net - 30.8%                            148,208,814
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $ 481,039,405
                                                                     --------------
                                                                     --------------

  *  Non-income producing security.
 ** Aggregate cost for federal income tax purpose is $397,324,826. *** Aggregate proceeds for federal income tax purpose is $57,312,463. See accompanying notes to financial statements.

CRABBE HUSON SMALL CAP FUND

INVESTMENT OBJECTIVE: PROVIDE LONG-TERM CAPITAL APPRECIATION THROUGH A DIVERSIFIED PORTFOLIO OF CAREFULLY SELECTED STOCKS WITH SMALL MARKET CAPITALIZATIONS. THE FUND MAY HOLD UP TO 100% OF ITS ASSETS IN EQUITY SECURITIES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
       SMALL CAP FUND AND THE RUSSELL 2000 INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                             Begin       1996
Small Cap                                                  $10,000    $11,020
Russell 2000                                               $10,000    $10,618
Fund Inception: 2/16/96
TOTAL RETURNS
Life of Fund: 10.20%

         HISTORICAL RESULTS ARE FOR THE PRIMARY CLASS OF SHARES AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED -0.36 % SINCE THEIR INCEPTION OCTOBER 10, 1996. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE SMALL CAP FUND WITH THE RUSSELL 2000 INDEX WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF STOCKS; THE SMALL CAP FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

The Small Cap Fund was introduced in February of this year to provide investors with a new option for investing in equity securities with market capitalizations of $1 billion or less. The portfolio is very similar to that of the Special Fund; the difference lies in the Special Fund's wider latitude for investment strategy, including the option to sell securities short and purchase stocks in the mid-cap range.

The fund opened during a time of broadening interest in small- to mid-cap companies and renewed market attention on the retail and energy stocks held in the portfolio. The portfolio made steady progress through the late summer and early fall with relatively heavy weightings in the industrial, health care and consumer staple sectors. These issues, in contrast to the relatively overvalued sectors of the market, were attractively priced and helped the portfolio make steady progress to finish the fiscal period with a return of 10.20%.

Like the Special Fund, the Small Cap Fund carries a fairly large exposure to health care issues and has additional weightings in cyclicals. We believe the worst is over in terms of stock pricing for medium- and long-term care facilities, health maintenance organizations (HMOs) and other health care concerns. We think the good companies we now hold in the portfolio will perform well over the next one to two years as the current political administration further outlines its intentions for changes in the health care industry. Further, valuations in this sector are reflective of those that would be expected in a more negative economic climate, leaving them poised for upward growth. In a healthy economy, we believe these stocks can perform very well.

Our future strategy for this portfolio parallels that of the Special Fund's long position. At current valuation levels, we think the market is very risky, and we're focusing on attractively priced companies that have been overlooked by Wall Street. We're encouraged by the early performance of the Small Cap Fund, and our team will continue to concentrate on delivering good results while mitigating market risk.

CRABBE HUSON SMALL CAP FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

   SHARES OR
  FACE VALUE     SECURITIES DESCRIPTION                                MARKET VALUE
---------------  ---------------------------------------------------  --------------
                               COMMON STOCKS - 72.4%
------------------------------------------------------------------------------------
                                                           BASIC MATERIALS - 3.4%
      35,600     Battle Mountain Gold...............................  $     271,450
       3,300     *Pegasus Gold, Inc.................................         33,000
      34,600     Santa Fe Pacific Gold Corp.........................        410,875
                                                                      --------------
                                                                            715,325
                                                                      --------------
CONSUMER CYCLICALS - 11.1%
      15,000     *Ann Taylor Stores, Inc............................        271,875
      86,400     *Bombay Company, Inc...............................        453,600
      41,400     *Burlington Coat Factory...........................        507,150
      75,200     Cato Corp - Class A................................        361,900
       4,800     *Dress Barn, Inc...................................         63,000
      81,700     *Payless Cashways, Inc.............................        153,188
      44,400     Phillips-Van Heusen................................        488,400
                                                                      --------------
                                                                          2,299,113
                                                                      --------------
CONSUMER STAPLES - 5.0%
      19,900     Fleming Companies..................................        345,763
      31,800     Hudson Foods Inc. - Class A........................        528,675
       9,100     *Suiza Foods Corp..................................        152,425
                                                                      --------------
                                                                          1,026,863
                                                                      --------------
ENERGY - 7.3%
      34,300     Forest Oil Corp....................................        514,500
      24,500     *Hvide Marine, Inc.................................        364,437
      41,200     Snyder Oil Corp....................................        628,300
                                                                      --------------
                                                                          1,507,237
                                                                      --------------
FINANCIAL - 5.9%
       5,600     *Bank United Corp..................................        149,100
      12,200     *Farm Family Holdings..............................        242,475
      22,700     *Risk Capital Holdings, Inc........................        408,600
      14,300     Zurich Reinsurance Centre..........................        429,000
                                                                      --------------
                                                                          1,229,175
                                                                      --------------
HEALTHCARE - 11.8%
      46,900     *Coventry Corp.....................................        474,863
      26,500     Healthsource, Inc..................................        324,625
      35,200     *Horizon/CMS Healthcare Corp.......................        365,200
      10,400     Integrated Health Services.........................        256,100
      15,000     *Isolyser Company, Inc.............................        106,875
      43,700     *Mid Atlantic Medical Services.....................        469,775
      34,000     *Sun Healthcare Group, Inc.........................        433,500
                                                                      --------------
                                                                          2,430,938
                                                                      --------------

*Non-income producing security.
See accompanying notes to financial statements.

CRABBE HUSON SMALL CAP FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

   SHARES OR
  FACE VALUE     SECURITIES DESCRIPTION                                MARKET VALUE
---------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
------------------------------------------------------------------------------------
                                                              INDUSTRIALS - 19.3%
      29,400     Century Aluminum Co................................  $     396,900
      25,700     Crompton & Knowles Corp............................        462,600
      14,300     General Chemical Group.............................        271,700
      39,900     Giddings & Lewis, Inc..............................        468,825
     244,500     *Lytton Minerals Limited...........................        638,929
      27,600     Oregon Steel Mills, Inc............................        438,150
     159,000     *Rollins Environmental Services....................        357,750
      26,500     TJ International, Inc..............................        503,500
      27,800     Wabash National Corp...............................        448,275
                                                                      --------------
                                                                          3,986,629
                                                                      --------------
TECHNOLOGY - 0.6%
      14,000     *Mentor Graphics Corp..............................        119,000
                                                                      --------------
TRANSPORTATION - 8.0%
      22,500     Airborne Freight Corp..............................        447,188
      27,800     Hunt (JB) Transportation Services, Inc.............        406,575
      15,900     *Landstar System, Inc..............................        375,637
      33,000     *Yellow Corp.......................................        431,062
                                                                      --------------
                                                                          1,660,462
                                                                      --------------

Total Common Stocks                                                      14,974,742
                                                                      --------------
                           SHORT TERM INVESTMENTS - 4.4%
------------------------------------------------------------------------------------
DISCOUNT NOTE - 2.9%
$    600,000     Federal Home Loan Bank 5.500%** 11/01/96...........        600,000
                                                                      --------------
INVESTMENT COMPANY - 1.5%
     302,978     Seven Seas Money Market Fund 5.040%***.............        302,978
                                                                      --------------
Total Short Term Investments                                                902,978
                                                                      --------------

Total Investments - 76.8%                                                15,877,720
  (Cost $15,792,804)****
Other Assets and (Liabilities), Net - 23.2%                               4,792,015
                                                                      --------------

TOTAL NET ASSETS - 100.0%                                             $  20,669,735
                                                                      --------------
                                                                      --------------

  *  Non-income producing security.
 **  Rate reflects purchase yield to maturity.
***  Rate reflects 7 day yield as of October 31, 1996.
**** Aggregate cost for federal income tax purpose is identical.
See accompanying notes to financial statements.

CRABBE HUSON ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE: PRESERVATION OF CAPITAL, CAPITAL APPRECIATION AND INCOME THROUGH A PORTFOLIO OF STOCKS, FIXED INCOME SECURITIES, CASH AND CASH EQUIVALENTS. THE FUND CAN HOLD AS MUCH AS 75% OR AS LITTLE AS 20% OF ITS ASSETS IN COMMON STOCKS.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
    ASSET ALLOCATION FUND THE S&P 500 INDEX AND THE
         LEHMAN BROTHERS GOVT/CORP BOND INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                             Begin       1989       1990       1991       1992       1993       1994
Asset Allocation                                           $10,000    $10,690    $10,006    $12,462    $13,864    $16,766    $17,212
S&P 500                                                    $10,000    $11,739    $10,863    $14,498    $15,920    $18,296    $19,002
Lehman Bros                                                $10,000    $11,156    $11,763    $13,578    $15,006    $17,052    $16,260
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURN
1 Year: 8.96%
5 Year: 11.19%
Life of Fund: 10.17%

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
    ASSET ALLOCATION FUND THE S&P 500 INDEX AND THE
         LEHMAN BROTHERS GOVT/CORP BOND INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                              1995       1996
Asset Allocation                                             19450      21192
S&P 500                                                      24024      29816
Lehman Bros                                                  18888      19906
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURN
1 Year: 8.96%
5 Year: 11.19%
Life of Fund: 10.17%

         HISTORICAL RESULTS ARE FOR THE PRIMARY CLASS OF SHARES AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED 0.59 % SINCE THEIR INCEPTION OCTOBER 28, 1996. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE ASSET ALLOCATION FUND WITH THE S&P 500 AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDICES WHICH ARE UNMANAGED, BROAD-BASE INDICES OF STOCKS AND BONDS; THE ASSET ALLOCATION FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDICES PRESENTED HERE ARE NOT MANAGED, DO NOT INCUR EXPENSES AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDICES INCURRED TYPICAL OPERATING EXPENSES, THEIR PERFORMANCE WOULD HAVE BEEN LOWER.

The Asset Allocation Fund, a portfolio in the medium-risk category, posted a solid fiscal year return of 8.96%. For the year, the Lehman Brother Government/Corporate Bond Index and the S&P 500 Index returned 5.39% and 24.11%, respectively.

It was an unusual year for the fund -- there were four defined periods of significant market changes, compared with the usual one to two. The fund staked a 55% position in stocks early in the year, putting 39% in bonds and 6% in short-term reserves. The increased equity exposure helped deliver healthy six-month returns during a good time for stocks and a very rough period for bonds (in the first half of the fiscal year, the Lehman Brothers index gained only 0.04%, compared to 13.73% for the S&P 500).

As the year progressed, we found more to like in bonds as the economy slowed. Yields declined, driving bond prices upward and helping us make up some ground lost earlier in the year. Slow growth also can be problematic for equity earnings. Accordingly, we re-adjusted the portfolio, reducing our stock holdings, adding bonds and slightly increasing our cash position. This was a winning strategy late in the fiscal year, when bond prices surged again, delivering a final push toward the close of the period.

At present, there's real pressure on pricing, as consumers now expect to buy things on sale -- it's becoming more and more difficult for retailers to put through any manner of a price increase. Historically, this kind of environment has been bad for the corporate earnings needed to keep stock prices boosted. If there is a risk in our economic scenario, it would be that world economies will slow, leading to slower growth in the U.S. and possibly even the risk of deflation.(1) If that were to occur, some stocks may do well, but we'd be inclined to raise our cash level and strengthen our bond position to take advantage of increasing prices.

Given the current risk/reward comparison in the market, we're finding more value in bonds going forward into 1997. As of the date of this letter, the current portfolio holds 40% bonds, 57% stocks and 3% cash. With developing economic and market risks in mind, we'll continue to put cash to work in good stock values as we find them and will focus further on opportunities in the bond market.

-------------------
(1) Deflation refers to a reduction in available currency and credit that results in a decrease in the general level of prices.

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                          FIXED INCOME SECURITIES - 39.5%
-----------------------------------------------------------------------------------
                                                                   AGENCIES - 6.5%
$     420,000   International Bank For Reconstruction & Development
                  Floater 5.890%(a) 8/07/97........................  $     401,788
    1,500,000   Student Loan Marketing Association Treasury Inverse
                  Floater 4.960%(b) 2/11/98........................      1,490,625
      900,000   Federal National Mortgage Association 6.080%
                  9/25/00..........................................        896,229
    1,200,000   Federal National Mortgage Association 8.250%
                  12/18/00.........................................      1,288,140
      550,000   Tennessee Valley Authority 6.125% 7/15/03..........        539,000
      925,000   Federal National Mortgage Association 5.875%
                  2/02/06..........................................        879,064
    1,000,000   Federal Home Loan Bank 5.850% 2/21/06..............        948,420
      800,000   Interamerican Development Bank 6.125% 3/08/06......        774,000
    1,000,000   Federal Home Loan Bank 7.140% 9/13/06..............      1,037,330
                                                                     --------------
                                                                         8,254,596
                                                                     --------------
CMO - 0.7%
      950,410   Greenwich Capital Acceptance Inc. GNMA 1993
                  (Principal Only) - Class B-1 (Amortized Yield to
                  Maturity 6.978%).................................        896,950
                                                                     --------------
CORPORATE BONDS - 11.9%
      750,000   Baxter International 7.500% 5/01/97................        755,602
      550,000   Hertz Corp 8.300% 2/02/98..........................        565,813
      500,000   GMAC 8.000% 10/01/99...............................        521,875
      550,000   Upjohn Co. 5.875% 4/15/00..........................        541,750
      600,000   Pepsico, Inc. 5.875% 6/01/00.......................        592,500
      400,000   American Express Credit 6.500% 8/01/00.............        400,500
      800,000   Ford Motor Credit 6.250% 11/08/00..................        792,000
      600,000   WMX Technologies 6.700% 5/01/01....................        603,750
      725,000   GMAC 9.000% 10/15/02...............................        808,375
      600,000   IBM Corp 7.250% 11/01/02...........................        621,750
      550,000   JP Morgan & Co. 7.625% 9/15/04.....................        579,562
      550,000   Pacific Bell 6.250% 3/01/05........................        528,688
      550,000   Anheuser Busch 7.000% 9/01/05......................        554,125
      700,000   US West Communications 6.625% 9/15/05..............        689,500
      550,000   Bear Stearns Co. 6.875% 10/01/05...................        543,125
      600,000   Snap-on, Inc. 6.625% 10/01/05......................        597,000
      975,000   Walt Disney Company 6.750% 3/30/06.................        970,125
      550,000   Sysco Corp 7.000% 5/01/06..........................        558,938
      700,000   Teleport Communications 9.875% 7/01/06.............        712,250
      770,000   Dupont 8.250% 9/15/06..............................        850,850
      600,000   Wal-Mart Stores 8.000% 9/15/06.....................        650,250
      550,000   Eli Lilly 8.375% 12/01/06..........................        614,625

(a)Represents a structured note that pays interest at a rate that increases (decreases) by a multiple of the peseta/deutchemark exchange rate.
(b)Inverse floater represents a security that pays interest at a rate that increases (decreases) in the same magnitude as a decline (increase) in the 10-year Constant Maturity
   Treasuries rate
  minus 180 basis points.
See accompanying notes to financial statements.

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
                                                     CORPORATE BONDS - (CONTINUED)
$     600,000   AT&T Corp 7.750% 3/01/07...........................  $     636,000
      550,000   GTE South 6.000% 2/15/08...........................        508,062
                                                                     --------------
                                                                        15,197,015
                                                                     --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.5%
      106,893   Federal Home Loan Mortgage Corp Pool #281037 9.250%
                  11/01/16.........................................        112,994
      847,917   Federal Home Loan Mortgage Corp Pool #303033 9.000%
                  4/01/17..........................................        890,117
    1,288,408   Federal Home Loan Mortgage Corp Pool #C80344 7.500%
                  9/01/25..........................................      1,292,801
    1,356,540   Federal Home Loan Mortgage Corp Pool #D65456 7.000%
                  11/01/25.........................................      1,334,388
    2,085,736   Federal Home Loan Mortgage Corp Pool #C80409 8.000%
                  6/01/26..........................................      2,131,977
                                                                     --------------
                                                                         5,762,277
                                                                     --------------
U.S. GOVERNMENT BONDS - 15.9%
    3,300,000   U.S. Treasury Note 6.000% 9/30/98..................      3,315,675
    2,250,000   U.S. Treasury Note 5.625% 2/28/01..................      2,213,303
    2,340,000   U.S. Treasury Note 6.375% 9/30/01..................      2,366,301
    5,410,000   U.S. Treasury Note 6.000% 2/15/26..................      4,935,543
    7,400,000   U.S. Treasury Note 6.750% 8/15/26..................      7,479,994
                                                                     --------------
                                                                        20,310,816
                                                                     --------------

Total Fixed Income Securities                                           50,421,654
                                                                     --------------
                               COMMON STOCKS - 52.1%
-----------------------------------------------------------------------------------
BASIC MATERIALS - 3.0%
        8,800   Cyprus Amax Minerals...............................        199,100
       22,400   Great Lakes Chemical Corporation...................      1,167,600
      113,500   *Methanex Corp.....................................        957,656
       23,742   *Millenium Chemicals, Inc..........................        480,775
       31,100   WMX Technologies, Inc..............................      1,069,062
                                                                     --------------
                                                                         3,874,193
                                                                     --------------
COMPUTERS - 0.5%
       32,800   *Bay Networks, Inc.................................        664,200
                                                                     --------------
CONSUMER CYCLICALS - 10.7%
       39,700   Duracell International, Inc........................      2,649,975
       42,000   Liz Claiborne, Inc.................................      1,774,500
       49,300   Lowe's Companies...................................      1,990,488
       18,600   Nordstrom, Inc.....................................        670,762
       57,600   *Price/Costco, Inc.................................      1,144,800
       38,700   Reebok International Ltd...........................      1,383,525

*Non-income producing security.
See accompanying notes to financial statements.

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
                                                  CONSUMER CYCLICALS - (CONTINUED)
       87,000   Singer Co..........................................  $   1,663,875
       34,000   Sunbeam Corp.......................................        837,250
       56,100   Wal-Mart Stores, Inc...............................      1,493,663
                                                                     --------------
                                                                        13,608,838
                                                                     --------------
CONSUMER STAPLES - 4.4%
       39,700   American Greetings Corp - Class A..................      1,163,706
       64,700   *General Nutrition Companies.......................      1,180,775
       13,900   Kellogg Co.........................................        882,650
       32,900   Quaker Oats........................................      1,167,950
       28,400   Tambrands, Inc.....................................      1,210,550
                                                                     --------------
                                                                         5,605,631
                                                                     --------------
ENERGY - 8.8%
        7,600   Atlantic Richfield Co..............................      1,007,000
       42,000   Burlington Resources, Inc..........................      2,115,750
       18,700   Enron Oil & Gas....................................        481,525
       46,400   ENSERCH Corp.......................................        997,600
       32,900   *ENSERCH Exploration...............................        324,888
       58,800   *Noble Drilling Corp...............................      1,095,150
       62,000   Occidental Petroleum Corp..........................      1,519,000
       31,100   Tenneco, Inc.......................................      1,539,450
       18,000   Tidewater, Inc.....................................        787,500
       36,600   Union Texas Petroleum Holdings, Inc................        782,325
       20,700   *Weatherford Enterra, Inc..........................        600,300
                                                                     --------------
                                                                        11,250,488
                                                                     --------------
FINANCIAL - 3.6%
       11,200   Countrywide Credit Industries, Inc.................        319,200
       49,700   Equitable Companies, Inc...........................      1,167,950
       27,100   ITT Hartford Group, Inc............................      1,707,300
       30,800   Salomon, Inc.......................................      1,389,850
                                                                     --------------
                                                                         4,584,300
                                                                     --------------
HEALTHCARE - 1.6%
       42,500   *MedPartners, Inc..................................        897,813
        7,800   Pharmacia & Upjohn, Inc............................        280,800
       18,300   *Scherer R.P. Corp.................................        848,662
                                                                     --------------
                                                                         2,027,275
                                                                     --------------
INDUSTRIALS - 6.7%
       52,300   *Bethlehem Steel Corp..............................        424,938
       41,500   Cincinnati Milacron, Inc...........................        793,687
       56,100   *Detroit Diesel Corp...............................      1,037,850
        9,600   Inland Steel Ind...................................        154,800
       31,600   J & L Specialty Steel, Inc.........................        371,300

*Non-income producing security.
See accompanying notes to financial statements.

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

     SHARES OR
    FACE VALUE  SECURITIES DESCRIPTION                                 MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
                                 ----------------
                                                         INDUSTRIALS - (CONTINUED)
       56,700   Louisiana Pacific Corp.............................  $   1,183,613
       68,200   McDermott International, Inc.......................      1,210,550
       82,800   *National Steel Corp - Class B.....................        714,150
        9,700   Trinova Corp.......................................        318,887
       78,600   *USG Corp..........................................      2,318,700
                                                                     --------------
                                                                         8,528,475
                                                                     --------------
PUBLISHING & PRINTING - 0.8%
       29,900   Readers Digest Association - Class A...............      1,065,188
                                                                     --------------
REAL ESTATE INVESTMENT TRUST - 0.7%
       31,100   Spieker Properties.................................        956,325
                                                                     --------------
TECHNOLOGY - 3.6%
       30,300   AMP, Inc...........................................      1,026,412
       40,500   *National Semiconductor Corp.......................        779,625
        7,500   *Silicon Graphics..................................        138,750
      210,300   *Tandem Computers, Inc.............................      2,655,038
                                                                     --------------
                                                                         4,599,825
                                                                     --------------
TELECOMMUNICATIONS - 2.3%
       40,003   *Cox Communications, Inc. - Class A................        740,056
       42,200   *DSC Communications Corp...........................        585,525
        9,500   *U.S. West Media Group.............................        148,437
       81,300   Westinghouse Electric Corp.........................      1,392,263
                                                                     --------------
                                                                         2,866,281
                                                                     --------------
TRANSPORTATION - 3.4%
       93,100   Consolidated Freightways, Inc......................      2,234,400
       27,899   *Gulfstream Aerospace Corp.........................        659,137
      122,600   Laidlaw, Inc. - Class B............................      1,440,550
                                                                     --------------
                                                                         4,334,087
                                                                     --------------
UTILITIES - 2.0%
       38,000   Entergy Corp.......................................      1,064,000
       68,800   Pacificorp.........................................      1,453,400
                                                                     --------------
                                                                         2,517,400
                                                                     --------------

Total Common Stocks                                                     66,482,506
                                                                     --------------

*Non-income producing security.
See accompanying notes to financial statements.

CRABBE HUSON ASSET ALLOCATION FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                           SHORT TERM INVESTMENTS - 8.5%
-----------------------------------------------------------------------------------
                                                              DISCOUNT NOTE - 0.2%
$     285,000   Federal Home Loan Bank 5.430%* 3/07/97.............  $     279,583
                                                                     --------------
INVESTMENT COMPANY - 5.0%
    6,393,661   Seven Seas Money Market Fund 5.040%**..............      6,393,661
                                                                     --------------
REPURCHASE AGREEMENT - 3.3%
    4,125,166   State Street Bank and Trust Company*** 4.000%
                  11/1/96..........................................      4,125,166
                                                                     --------------
Total Short Term Investments                                            10,798,410
                                                                     --------------

Total Investments - 100.1%                                             127,702,570
  (Cost $120,771,126)****
Cash - 0.1%                                                                178,270
Other Assets and (Liabilities), Net - (0.2%)                              (337,167 )
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $ 127,543,673
                                                                     --------------
                                                                     --------------

  *  Rates reflect purchase yield to maturity.
 **  Rate reflects 7 day yield as of October 31, 1996.
*** The repurchase agreement, dated 10/31/96, $4,125,624 due 11/1/96, is collateralized by a $4,095,000 U.S. Treasury Note, 7.50%, maturing 12/31/96, with a market value of $4,211,089.
**** Aggregate cost for federal income tax purpose is $120,827,999.

CRABBE HUSON EQUITY FUND

INVESTMENT OBJECTIVE: PROVIDE LONG-TERM CAPITAL APPRECIATION THROUGH A DIVERSIFIED PORTFOLIO OF WIDELY AND ACTIVELY TRADED COMMON STOCKS WITH MEDIUM TO LARGE MARKET CAPITALIZATIONS. THE FUND MAY HAVE UP TO 100% OF ITS ASSETS INVESTED IN COMMON STOCKS.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    COMPARISON OF CHANGE IN VALUE OF $10,000
                   INVESTMENT
    IN THE EQUITY FUND AND THE S&P 500 INDEX
(RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                       Begin       1989       1990       1991       1992       1993       1994
Equity                                               $10,000    $10,500     $8,928    $13,610    $15,309    $19,886    $21,455
S&P 500                                              $10,000    $11,739    $10,863    $14,498    $15,920    $18,296    $19,002
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURN
1 Year: 13.78%
5 Year: 15.23%
Life of Fund: 14.02%

    COMPARISON OF CHANGE IN VALUE OF $10,000
                   INVESTMENT
    IN THE EQUITY FUND AND THE S&P 500 INDEX
(RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                        1995       1996
Equity                                                 24323      27675
S&P 500                                                24024      29816
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURN
1 Year: 13.78%
5 Year: 15.23%
Life of Fund: 14.02%

         HISTORICAL RESULTS ARE FOR THE PRIMARY CLASS OF SHARES AND ARE NOT INDICATIVE OF FUTURE RETURNS. THE INSTITUTIONAL CLASS OF SHARES RETURNED -1.56 % SINCE THEIR INCEPTION OCTOBER 03, 1996. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE EQUITY FUND WITH THE S&P 500 INDEX WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF STOCKS; THE EQUITY FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

On the back of a strong winter and early spring, the Equity Fund returned 13.78% for the fiscal year. Though the fund's numbers were behind the 24.11% posted by the S&P 500 Index, its growth was commensurate with its relatively lower risk exposure.

In managing this fund, we tend to view cash reserves as a dual-purpose tool: It can serve as a source of funds to capitalize on new ideas in the marketplace, or it can act as a cushion in times of market declines. For the majority of the year, the Equity Fund assiduously avoided holding much of a cash position, rarely keeping more than 10% cash on hand. During the first six months of the fiscal year, various companies moved in and out of favor, presenting us with plenty of buying opportunities. The market's volatility provided an environment in which our contrarian stock-picking approach excelled, and we kept the portfolio relatively fully invested. At the halfway mark for the fiscal year, the Equity Fund was ahead of the S&P 500, 13.96% to 13.73%, respectively.

Later months brought a slowing but steady economy, driving valuations higher in the large-cap arena. We predictably passed on the rapidly inflating, high multiple glamour stocks, but still had little trouble finding good values. As the year progressed, we remained consistent to our philosophy, weighting the portfolio with issues from the industrials, energy and consumer cyclicals and taking positions only in carefully selected health care and consumer non-durable (food and beverage) stocks.

Looking forward, we expect the economy to continue to slow in 1997 to a 1.5-2.0% rate of growth, and we believe the dollar will rise. This should allow for declining interest rates, a positive move for our portfolio of well-selected issues.

Our view of investor behavior tells us that many have become complacent and now expect better-than-average growth every year. For the last 15 years, it has not paid to be in cash, real estate has not performed well and bond returns have not compelled fixed-income investing. This has helped build the current tremendous popularity of equities.

However, experience tells us the market can't go up forever. Relative valuations are now much higher than they were before the 1987 correction. Accordingly, we're picking stocks that we believe will act well in a down market. In a more difficult environment, we think our funds stand a better chance of outperforming the overall market.

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                               COMMON STOCKS - 91.0%
-----------------------------------------------------------------------------------
                                                            BASIC MATERIALS - 6.1%
      112,500   Cyprus Amax Minerals...............................  $   2,545,313
      163,700   Great Lakes Chemical Corp..........................      8,532,862
      612,300   *Methanex Corp.....................................      5,166,282
      203,735   *Millenium Chemicals, Inc..........................      4,125,634
      193,300   WMX Technologies, Inc..............................      6,644,687
                                                                     --------------
                                                                        27,014,778
                                                                     --------------
COMPUTERS - 0.7%
      159,800   *Bay Networks, Inc.................................      3,235,950
                                                                     --------------
CONSUMER CYCLICALS - 16.4%
      224,500   Duracell International, Inc........................     14,985,375
      236,100   Liz Claiborne, Inc.................................      9,975,225
      266,900   Lowe's Companies...................................     10,776,088
      100,200   Nordstrom, Inc.....................................      3,613,462
      313,500   *Price/Costco, Inc.................................      6,230,813
      192,700   Reebok International, Ltd..........................      6,889,025
      503,100   Singer Co..........................................      9,621,787
       81,900   Sunbeam Corp.......................................      2,016,787
      304,100   Wal-Mart Stores, Inc...............................      8,096,663
                                                                     --------------
                                                                        72,205,225
                                                                     --------------
CONSUMER STAPLES - 8.7%
      282,700   American Greetings Corp - Class A..................      8,286,644
      347,900   *General Nutrition Companies.......................      6,349,175
       93,500   Kellogg Co.........................................      5,937,250
      262,800   Quaker Oats........................................      9,329,400
      200,800   Tambrands, Inc.....................................      8,559,100
                                                                     --------------
                                                                        38,461,569
                                                                     --------------
ENERGY - 15.2%
       56,400   Atlantic Richfield Co..............................      7,473,000
      203,200   Burlington Resources, Inc..........................     10,236,200
      136,400   Enron Oil & Gas....................................      3,512,300
      141,000   ENSERCH Corp.......................................      3,031,500
      222,900   *ENSERCH Exploration...............................      2,201,138
      298,000   *Noble Drilling Corp...............................      5,550,250
      457,400   Occidental Petroleum Corp..........................     11,206,300
      177,500   Tenneco, Inc.......................................      8,786,250
      119,300   Tidewater, Inc.....................................      5,219,375
      248,600   Union Texas Petroleum Holdings, Inc................      5,313,825
      152,000   *Weatherford Enterra, Inc..........................      4,408,000
                                                                     --------------
                                                                        66,938,138
                                                                     --------------

*Non-income producing security.
See accompanying notes to financial statements.

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
FINANCIAL - 6.3%
       94,800   Countrywide Credit Industries, Inc.................   $  2,701,800
      267,100   Equitable Companies, Inc...........................      6,276,850
      141,500   ITT Hartford Group, Inc............................      8,914,500
      219,600   Salomon, Inc.......................................      9,909,450
                                                                     --------------
                                                                        27,802,600
                                                                     --------------
HEALTHCARE - 3.0%
      286,100   *Medpartners, Inc..................................      6,043,862
       56,900   Pharmacia & Upjohn, Inc............................      2,048,400
      113,400   *Scherer R.P. Corp.................................      5,258,925
                                                                     --------------
                                                                        13,351,187
                                                                     --------------
INDUSTRIALS - 12.5%
      354,000   *Bethlehem Steel Corp..............................      2,876,250
      226,900   Cincinnati Milacron, Inc...........................      4,339,462
      297,600   *Detroit Diesel Corp...............................      5,505,600
       69,500   Inland Steel Industries............................      1,120,687
      229,000   J & L Specialty Steel, Inc.........................      2,690,750
      374,500   Louisiana Pacific Corp.............................      7,817,688
      498,500   McDermott International, Inc.......................      8,848,375
      494,700   *National Steel Corp - Class B.....................      4,266,788
       59,900   Trinova Corp.......................................      1,969,213
      537,600   *USG Corp..........................................     15,859,200
                                                                     --------------
                                                                        55,294,013
                                                                     --------------
PUBLISHING & PRINTING - 1.8%
      218,500   Readers Digest Association.........................      7,784,062
                                                                     --------------
REAL ESTATE INVESTMENT TRUST - 1.7%
      248,100   *Spieker Properties, Inc...........................      7,629,075
                                                                     --------------
TECHNOLOGY - 6.6%
      243,300   AMP, Inc...........................................      8,241,787
      296,200   *National Semiconductor Corp.......................      5,701,850
       51,300   *Silicon Graphics..................................        949,050
    1,121,700   *Tandem Computers, Inc.............................     14,161,463
                                                                     --------------
                                                                        29,054,150
                                                                     --------------
TELECOMMUNICATIONS - 3.8%
      167,219   *Cox Communications, Inc. - Class A................      3,093,552
      306,700   *DSC Communications Corp...........................      4,255,463
      109,300   *US West Media Group...............................      1,707,812
      457,500   Westinghouse Electric Corp.........................      7,834,687
                                                                     --------------
                                                                        16,891,514
                                                                     --------------

*Non-income producing security.
See accompanying notes to financial statements.

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

     SHARES OR
    FACE VALUE  SECURITIES DESCRIPTION                                 MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
TRANSPORTATION - 6.5%
      596,100   Consolidated Freightways, Inc......................   $ 14,306,400
      249,999   *Gulfstream Aerospace Corp.........................      5,906,249
      693,300   Laidlaw, Inc. - Class B............................      8,146,275
                                                                     --------------
                                                                        28,358,924
                                                                     --------------
UTILITIES - 1.7%
      261,000   Entergy Corp.......................................      7,308,000
                                                                     --------------

Total Common Stocks                                                    401,329,185
                                                                     --------------
                          SHORT TERM INVESTMENTS - 10.5%
-----------------------------------------------------------------------------------
DISCOUNT NOTES** - 8.7%
FEDERAL FARM CREDIT BANK - 0.4%
$   1,945,000   5.180% 11/08/96....................................      1,943,041
                                                                     --------------
FEDERAL HOME LOAN BANK - 8.3%
      670,000   5.250% 11/01/96....................................        670,000
    1,200,000   5.500% 11/01/96....................................      1,200,000
    6,520,000   5.130% 11/08/96....................................      6,513,470
   10,000,000   5.150% 11/12/96....................................      9,984,188
    1,250,000   5.400% 11/15/96....................................      1,247,375
    1,350,000   5.190% 11/19/96....................................      1,346,497
      750,000   5.350% 12/02/96....................................        746,545
    1,325,000   5.260% 12/03/96....................................      1,318,805
       85,000   5.430% 12/10/96....................................         84,500
       65,000   5.160% 12/12/96....................................         64,618
      470,000   5.190% 12/30/96....................................        466,002
      620,000   5.430% 1/07/97.....................................        613,734
    2,700,000   5.200% 1/15/97.....................................      2,670,312
      115,000   5.350% 1/22/97.....................................        113,599
      405,000   5.380% 1/23/97.....................................        399,976
    2,160,000   5.200% 1/27/97.....................................      2,132,660
    1,660,000   5.250% 1/29/97.....................................      1,638,455
    1,115,000   5.310% 2/21/97.....................................      1,096,580
      580,000   5.200% 2/24/97.....................................        570,366
      880,000   5.210% 2/25/97.....................................        865,227
      690,000   5.210% 3/03/97.....................................        677,817
      255,000   5.470% 3/05/97.....................................        250,196
       90,000   5.210% 3/24/97.....................................         88,137
      290,000   5.220% 4/02/97.....................................        283,608
      890,000   5.220% 4/24/97.....................................        867,545
      815,000   5.180% 4/28/97.....................................        794,126
                                                                     --------------
                                                                        36,704,338
                                                                     --------------

 *Non-income producing security.
**Rates reflect purchase yield to maturity.
See accompanying notes to financial statements.

CRABBE HUSON EQUITY FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       SHORT TERM INVESTMENTS - (CONTINUED)
-----------------------------------------------------------------------------------
                                                         INVESTMENT COMPANY - 1.8%
    7,791,882   Seven Seas Money Market Fund 5.040%***.............  $   7,791,882
                                                                     --------------
Total Short Term Investments                                            46,439,261
                                                                     --------------
Total Investments - 101.5%                                             447,768,446
  (Cost $413,067,515 )****
Cash - 0.6%                                                              2,501,906
Other Assets and (Liabilities), Net - (2.1%)                            (9,277,411 )
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $ 440,992,941
                                                                     --------------
                                                                     --------------

***  Rate reflects 7 day yield as of October 31, 1996.
**** Aggregate cost for federal income tax purpose is $413,171,322. See accompanying notes to financial statements.

CRABBE HUSON REAL ESTATE INVESTMENT FUND

INVESTMENT OBJECTIVE: PROVIDE CURRENT INCOME AND POTENTIAL CAPITAL APPRECIATION THROUGH EQUITY SECURITIES OF REAL ESTATE INVESTMENT TRUSTS (REITS) AND OTHER REAL ESTATE INDUSTRY COMPANIES. UNDER NORMAL CIRCUMSTANCES, AT LEAST 75% OF THE FUND WILL BE INVESTED IN SUCH SECURITIES.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                          THE
REAL ESTATE INVESTMENT FUND AND THE MORGAN STANLEY REAL
             ESTATE INVESTMENT TRUST INDEX
   (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                             Begin       1994       1995       1996
REIT                                                       $10,000     $9,675      10479      13140
Morgan Stanley                                             $10,000     $9,515      10550      13226
Fund Inception: 4/1/94
ANNUALIZED TOTAL RETURN
1 Year: 25.39%
Life of Fund: 11.27%

         HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE REAL ESTATE INVESTMENT FUND WITH THE MORGAN STANLEY REIT INDEX WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF REAL ESTATE INVESTMENT TRUST SECURITIES; THE REAL ESTATE INVESTMENT FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

It seems like springtime in the real estate securities markets. The quarter ending September 30 was the best of the year, boosting yearly performance for the Real Estate Investment Fund ("REIT" Fund) to 25.39%. The fund slightly outpaced the Morgan Stanley REIT Index return of 25.36% for the fiscal year.

Early in the year, REITs began a period of strong performance, initiated primarily by three developments: first, there was growing comfort among apartment investors that overbuilding was not a danger; second, retail REITs rebounded along with improving trends in retail sales; third, economically sensitive REITs (hotel, office and industrial companies) profited from the favorable economy. Performance was further enhanced by positive trends and capital flows as investors migrated into REITs, resulting in an increase in trading volume and liquidity for high quality REITs.

As might be anticipated, return expectations seem to have ratcheted up along with the level of optimism in the marketplace. The favorable view of stock market strategists, coupled with the strong current and prospective returns on REIT shares, have produced a strong inflow of REIT investment capital. We believe that both the flow of money and the availability of attractively priced real estate will continue for a while, though the rate of flow may become less consistent.

REITs are particularly good at satisfying ongoing customer needs because they typically represent a complete real estate "package" (building, finishing, financing and management). Provided they maintain financial market discipline, the benefits of superior management, daily market pricing and liquidity should afford REITs continued access to attractively priced capital. Lower capital costs will enable some of the best REITs to grow at very aggressive rates, resulting in further consolidation of the real estate markets.

Other than higher levels of complacency, the biggest potential negative on the horizon is a pending congressional proposal to exclude from taxes on the gains from the sale of a home. If this were to become law, it likely would improve the economics of home ownership, thereby lessening demand for apartments and, thus, affecting the performance of apartment REITs. We'll continue to monitor the proposal after the new Congress convenes early next year.

Looking across the REIT market, we remain fairly sanguine about the prospects for most sectors. We believe retail is very close to the bottom in terms of fundamentals, and retail stocks already may have hit their lows. Accelerating growth in consumer income should be a plus for regional malls, shopping centers and factory outlet owners.

We continue to find value in the apartment sector, where fundamentals remain sound. Manufactured housing seems to be fully priced. The economically sensitive office and hotel sectors have had exceptionally good years, so we're inclined to wait on them for now.

We believe the REIT market will finish 1996 on a high note, and 1997 has the potential to produce further good numbers. Until other asset classes become more attractive, or the REIT market becomes less so, the real estate security market's high dividends and low multiples will attract stock investors, while liquidity and daily market pricing will continue to attract real estate investors.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                               COMMON STOCKS - 87.4%
-----------------------------------------------------------------------------------
                                             REAL ESTATE INVESTMENT TRUST - 87.4%
APARTMENT - 31.3%
      31,900    Ambassador Apartments, Inc.........................  $     645,975
       4,000    Associated Estates Realty Corp.....................         82,000
       8,000    Camden Property Trust..............................        218,000
      26,400    Columbus Realty Trust..............................        554,400
       5,000    Equity Residential Properties Trust................        183,750
      33,000    Evans Withycombe Residential.......................        697,125
      13,000    Merry Land & Investment Company....................        273,000
      15,500    Mid-America Apartment Communities..................        393,312
      32,600    Oasis Residential, Inc.............................        692,750
      29,100    Pacific Gulf Properties, Inc.......................        541,987
      19,000    Paragon Group, Inc.................................        304,000
      13,000    Security Capital Atlantic..........................        308,750
      18,000    Smith Charles Residential..........................        438,750
      43,300    SouthWest Property Trust...........................        649,500
      20,200    Summit Properties, Inc.............................        396,425
       3,700    Wellsford Residential Property.....................         85,100
                                                                     --------------
                                                                         6,464,824
                                                                     --------------
OFFICE/INDUSTRIAL - 20.4%
      14,000    *Arden Realty Group................................        316,750
      19,400    CarrAmerica Realty Corp............................        487,425
      11,000    Colonial Properties Trust..........................        291,500
      17,500    Duke Realty Investments............................        603,750
      40,900    Liberty Property Trust.............................        884,463
      44,500    *Prentiss Properties...............................        917,813
      39,600    Security Capital Industrial........................        717,750
                                                                     --------------
                                                                         4,219,451
                                                                     --------------
LODGING - 4.6%
      15,000    *Boykin Lodging Trust, Inc.........................        300,000
       9,650    FelCor Suite Hotels, Inc...........................        316,037
      21,000    RFS Hotel Investors, Inc...........................        341,250
                                                                     --------------
                                                                           957,287
                                                                     --------------
MALLS - 3.7%
      19,040    Simon Debartelo Group..............................        502,180
      22,750    Taubman Centers, Inc...............................        255,938
                                                                     --------------
                                                                           758,118
                                                                     --------------

*Non-income producing security.
See accompanying notes to financial statements.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                            COMMON STOCKS - (CONTINUED)
-----------------------------------------------------------------------------------
                                                           OUTLET CENTERS - 10.5%
      28,200    Horizon Group, Inc.................................  $     595,725
      80,500    Prime Retail, Inc..................................        935,813
      26,300    Tanger Factory Outlet Center.......................        637,775
                                                                     --------------
                                                                         2,169,313
                                                                     --------------
SHOPPING CENTER - 14.8%
      28,300    Bradley Real Estate................................        470,488
      12,000    Commercial Net Lease Realty........................        165,000
       8,200    Developers Diversified Realty......................        275,725
      32,750    Glimcher Realty Trust..............................        630,437
      42,000    Kranzco Realty Trust...............................        640,500
      25,500    Malan Realty Investors, Inc........................        360,187
       9,500    New Plan Realty....................................        205,437
      14,000    Regency Realty Corp................................        304,500
                                                                     --------------
                                                                         3,052,274
                                                                     --------------
STORAGE - 2.1%
       5,800    Shurgard Storage...................................        152,250
       6,000    Storage Trust Realty...............................        138,750
       4,000    Storage USA, Inc...................................        139,000
                                                                     --------------
                                                                           430,000
                                                                     --------------

Total Common Stocks                                                     18,051,267
                                                                     --------------
                          SHORT TERM INVESTMENTS - 18.3%
-----------------------------------------------------------------------------------
DISCOUNT NOTE - 15.5%
$  3,200,000    Federal Home Loan Bank 5.500%** 11/01/96...........      3,200,000
                                                                     --------------
INVESTMENT COMPANY - 2.8%
     571,703    Seven Seas Money Market Fund 5.04%***..............        571,704
                                                                     --------------

Total Short Term Investments                                             3,771,704
                                                                     --------------

Total Investments - 105.7%                                              21,822,971
  (Cost $20,575,173)****
Cash - 0%                                                                      300
Other Assets and (Liabilities), Net - (5.7%)                            (1,174,331 )
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $  20,648,940
                                                                     --------------
                                                                     --------------

 **  Rate reflects purchase yield to maturity.
***  Rate reflects 7 day yield as of October 31, 1996.
**** Aggregate cost for federal income tax purpose is identical.
See accompanying notes to financial statements.

*Non-income producing security.
See accompanying notes to financial statements.

CRABBE HUSON OREGON TAX-FREE FUND(1)

INVESTMENT OBJECTIVE: PROVIDE CAPITAL PRESERVATION AND A HIGH LEVEL OF CURRENT INCOME BY INVESTING AT LEAST 80% OF ITS ASSETS IN TAX-EXEMPT MUNICIPAL BONDS ISSUED BY THE STATE OF OREGON AND ITS POLITICAL SUBDIVISIONS. TYPICALLY, THE ONLY TAXABLE INCOME EARNED BY THE FUND IS THROUGH OVERNIGHT INTEREST ON TEMPORARY CASH. SHARES OF THE FUND ARE AVAILABLE ONLY TO RESIDENTS OF THE STATE OF OREGON.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                         IN
  THE OREGON TAX-FREE FUND AND THE LEHMAN BROTHERS
            7-YEAR MUNICIPAL BOND INDEX
  (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                          Begin       1984       1985       1986       1987       1988       1989
OR Tax-Free                                             $10,000    $10,150    $11,452    $14,018    $13,744    $15,396    $16,423
Lehman Bros                                             $10,000    $10,339    $12,161    $14,575    $14,515    $16,046    $17,057
Fund Inception: 10/4/84
ANNUALIZED TOTAL RETURN
1 Year: 3.43%
5 Year: 5.73%
Life of Fund: 7.97%

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                         IN
  THE OREGON TAX-FREE FUND AND THE LEHMAN BROTHERS
            7-YEAR MUNICIPAL BOND INDEX
  (RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                           1990       1991       1992       1993       1994       1995       1996
OR Tax-Free                                             $17,409    $19,123    $20,368    $22,550    $22,085    $24,439    $25,278
Lehman Bros                                             $18,367    $20,365    $21,989    $24,601    $23,531    $27,025    $28,565
Fund Inception: 10/4/84
ANNUALIZED TOTAL RETURN
1 Year: 3.43%
5 Year: 5.73%
Life of Fund: 7.97%

         HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE OREGON TAX-FREE FUND WITH THE LEHMAN BROTHERS MUNICIPAL BOND INDEX WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF BONDS; THE OREGON TAX-FREE FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

Following a very difficult winter and modestly improving early spring, the Oregon Tax-Free Fund rallied over the summer and into the close of the fiscal year to return 3.43%. This number lagged the Lehman Brothers' Municipal Bond Index return of 5.70%, but is fairly competitive due to the fund's shorter average maturity and overall conservative nature, relative to that index.

During the late winter and early spring of this year, the fund reflected the improving economy's impact on bonds -- at the six month mark, the Oregon Tax Free Fund returned only 0.29%. Again, the number trailed index returns, but our lower return is reflective of the high quality and shorter average maturity of the portfolio's contents. Over the summer, as the economy treaded water, we lengthened maturaties a bit to increase yield while maintaining quality and keeping turnover low. The softening national economy translated well into Oregon, boosting bond prices and helping the fund finish the year strongly.

The fund remains well-diversified by risk, exposure and issuers. Oregon voters recently passed Measure 47, a property tax cap that has an outside chance of

-------------------
(1) Shareholders may be subject to capital gains, ordinary income and alternative minimum taxes. Consult your tax advisor.

affecting interest payments on outstanding bonds. The impact of any default on our portfolio would be minimized, however, over 60% of the bonds therein are pre-funded or insured. In addition, our fund owns few bonds from the counties that will feel the most pinch. Over the long run, the measure actually may benefit bond investors by slowing the issue of new debt and improving values.

Looking ahead, the political scene poses little threat. The current administration doesn't show much sign of initiating tax abatement measures, and proposals for a flat tax have been shelved for now. The performance of the fund will more likely be driven by interest rate movements and any minor changes in the tax code.

A bad year in 1997 could result from a continually tightening labor supply or sudden oil price changes, but neither seem imminent. More likely is a further drop in export growth and deteriorating economies of export partners, both of which would help lower global rates. Our forecast is for a generally positive year for Oregon Tax-Free Fund investors.

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                          FIXED INCOME SECURITIES - 98.5%
-----------------------------------------------------------------------------------
                                        CERTIFICATE OF PARTICIPATION BONDS - 1.0%
$    250,000    City of Portland 6.950% 4/01/99....................  $     265,313
                                                                     --------------
INSURED BONDS - 43.1%
     250,000    Clackamas County Hospital Facility Revenue 5.800%          261,875
                  3/01/02 (MBIA)...................................
     200,000    Yamhill County School District #29J 4.800% 6/01/02         201,500
                  (FSA)............................................
     250,000    Josephine County Oregon School District 5.750%             264,375
                  6/01/02 (FGIC)...................................
     340,000    Hood River County Oregon School District 6.000%            365,075
                  6/01/03 (AMBAC)..................................
     250,000    Emerald Peoples Utility District 5.450% 11/01/03           259,063
                  (AMBAC)..........................................
     500,000    Deschutes/Jefferson County School District 5.300%          513,125
                  6/01/04 (MBIA)...................................
     260,000    Hood River County Oregon School District 6.000%            279,175
                  6/01/04 (AMBAC)..................................
     300,000    Jefferson County School District #509J 6.500%              330,750
                  6/15/04 (FSA)....................................
     400,000    University of Puerto Rico Services 5.100% 6/01/05          408,000
                  (MBIA)...........................................
     350,000    Portland Oregon Sewer System 5.750% 10/01/05               370,125
                  (FGIC)...........................................
     500,000    Washington County Sewer System 5.800% 10/01/05             529,375
                  (AMBAC)..........................................
     125,000    Marion County Oregon School District 6.000%                134,531
                  11/01/05 (FGIC)..................................
   1,015,000    Crook County Oregon School District 4.700% 2/01/06         975,669
                  (FSA)............................................
     435,000    Jefferson County Oregon School District 5.400%             444,244
                  6/15/06 (FSA)....................................
     400,000    Oregon State Facility - Series A 6.100% 9/01/06            424,000
                  (AMBAC)..........................................
     350,000    Washington County Sewer System 5.900% 10/01/06             370,562
                  (AMBAC)..........................................
     940,000    McMinnville Sewer System 4.700% 2/01/07 (FGIC).....        909,450
     335,000    Jackson County Oregon School District 5.200%               336,256
                  6/01/07 (FSA)....................................
     450,000    Josephine County Oregon School District 5.750%             473,062
                  6/01/07 (FGIC)...................................
   1,000,000    Salem Keizer School District #24-J 5.500% 6/01/07        1,023,750
                  (FGIC)...........................................
   1,100,000    Multnomah County School District 5.600% 12/01/07         1,145,375
                  (FGIC)...........................................

See accompanying notes to financial statements.

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
                                                      INSURED BONDS - (CONTINUED)
$    160,000    Marion County Oregon School District 4.850% 6/01/08  $     154,600
                  (AMBAC)..........................................
     135,000    Bend County Library 5.375% 6/01/11 (AMBAC).........        134,831
     100,000    Washington County School District 6.100% 6/01/12           105,250
                  (FSA)............................................
     350,000    Portland Oregon Sewer System 6.000% 10/01/12               365,312
                  (FGIC)...........................................
     500,000    McMinnville Sewer System 5.000% 2/01/14 (FGIC).....        473,750
                                                                     --------------
                                                                        11,253,080
                                                                     --------------
STATE OF OREGON
GENERAL OBLIGATION - 9.4%
      40,000    State of Oregon G.O. 7.700% 3/01/02................         41,180
     100,000    State of Oregon G.O. 9.000% 4/01/03................        123,000
     205,000    State of Oregon G.O. 8.200% 7/01/04................        248,050
     150,000    State of Oregon G.O. 7.200% 7/01/04................        172,875
     110,000    State of Oregon G.O. 6.000% 8/01/04................        118,525
     200,000    State of Oregon G.O. 9.000% 10/01/04...............        225,000
     355,000    State of Oregon G.O. 6.750% 5/01/05................        400,707
     250,000    State of Oregon G.O. (Veterans) 7.250% 7/01/06.....        293,125
     200,000    State of Oregon G.O. 7.250% 1/01/07................        235,000
     200,000    State of Oregon G.O. (Veterans) 8.250% 1/01/07.....        249,750
     100,000    State of Oregon G.O. (Alt Energy) 6.400% 1/01/08...        104,000
     180,000    State of Oregon G.O. 9.200% 4/01/08................        241,875
                                                                     --------------
                                                                         2,453,087
                                                                     --------------
PRE-REFUNDED BONDS* - 2.2%
     250,000    Oregon State Revenue - Series B 6.250% 1/01/08.....        270,938
     185,000    Oregon Economic Development Dept-Series B 6.350%           201,188
                  1/01/13..........................................
     100,000    Oregon State Department General Services 7.200%            110,125
                  1/15/15..........................................
                                                                     --------------
                                                                           582,251
                                                                     --------------
REVENUE BONDS - 5.1%
     545,000    Oregon State Light Rail 7.000% 6/01/04.............        611,762
     220,000    Portland Oregon Sewer System Revenue 5.550%                231,000
                  6/01/04..........................................
     100,000    Portland Oregon Sewer System Revenue 5.150%                 99,875
                  3/01/08..........................................
     160,000    Portland Oregon Building Service 4.750% 4/01/08....        154,400
     100,000    Portland Oregon Sewer System Revenue 5.100%                 99,875
                  8/01/08..........................................
     150,000    Metro Oregon Regional Center 5.000% 8/01/10........        140,625
                                                                     --------------
                                                                         1,337,537
                                                                     --------------

*Dates reflect pre-refunded dates.
See accompanying notes to financial statements.

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                 MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
                                                                      OTHER BONDS
GENERAL OBLIGATION - 14.6%
$    330,000    Puerto Rico Commonwealth G.O. 7.125% 7/01/02.......  $     342,375
     200,000    Multnomah County Oregon School District 4.250%             193,500
                  6/01/03..........................................
     210,000    Washington & Clackamas School District 5.250%              214,200
                  6/01/03..........................................
     300,000    Deschutes G.O. School District #1 5.800% 2/01/04...        315,000
      15,000    Washington & Clackamas School District 5.000%               14,850
                  1/01/05..........................................
     410,000    Washington & Clackamas School District 5.250%              414,100
                  6/01/05..........................................
     200,000    Clackamas Community College 5.100% 12/01/05........        201,500
     135,000    Portland Oregon Community College 5.800% 7/01/06...        140,231
   1,000,000    Tri-Met Light Rail 5.900% 7/01/06..................      1,041,250
     300,000    Salem Oregon - Series A 5.875% 1/01/07.............        309,000
     400,000    Metro Oregon Open Spaces Program 4.900% 9/01/07....        389,500
     240,000    Lane County Area Education District 4.850%                 234,900
                  6/01/08..........................................
                                                                     --------------
                                                                         3,810,406
                                                                     --------------
REVENUE BONDS - 9.9%
     335,000    Central Lincoln PUD 6.500% 1/01/02.................        360,125
     600,000    Clackamas County Hospital (Sisters of Providence)          646,500
                  6.200% 10/01/02..................................
     350,000    City of Portland (Urban Renewal) 5.700% 6/01/04....        366,188
     435,000    Multnomah County School District 5.000% 3/01/07....        429,562
     765,000    Salem Educational Facility (Revenue) 6.000%                796,556
                  4/01/10..........................................
                                                                     --------------
                                                                         2,598,931
                                                                     --------------
PRE-REFUNDED BONDS* - 13.2%
     175,000    Clackamas & Washington County School District #23          175,656
                  4.750% 06/01/02..................................
     250,000    Clackamas & Washington County School District #003         269,687
                  7.200% 10/01/05..................................
     200,000    Clackamas & Washington County School District #003         216,000
                  7.250% 10/01/09..................................
     310,000    Emerald Peoples Utility District 6.300% 11/01/01...        334,413
     400,000    Metropolitan Service District 7.000% 7/01/01.......        437,500
     250,000    Emerald Peoples Utility District 6.500% 11/01/03...        272,812
     250,000    Washington County School District 6.200% 9/01/04...        268,750
     125,000    Marion & Polk County School District 5.700%                132,344
                  10/01/05.........................................
     328,000    Deschutes County (St. Charles Medical Center)              351,780
                  6.750% 1/01/06...................................
     150,000    Marion & Polk County Oregon School District 4.750%         143,625
                  10/01/06.........................................
     270,000    Port of Morrow (Pollution Control) 6.375%                  293,288
                  4/01/08..........................................

*Dates reflect pre-refunded dates.
See accompanying notes to financial statements.

CRABBE HUSON OREGON TAX-FREE FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

   SHARES OR
  FACE VALUE    SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
                                                PRE-REFUNDED BONDS* - (CONTINUED)
$    225,000    Marion & Polk County School District #24-J 6.000%    $     241,594
                  10/01/10.........................................
     270,000    Metropolitan Service District 6.600% 7/01/11.......        290,925
                                                                     --------------
                                                                         3,428,374
                                                                     --------------

Total Fixed Income Securities                                           25,728,979
                                                                     --------------
                           SHORT TERM INVESTMENT - 0.0%
-----------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.0%
       7,391    DreyfusTax-Exempt Cash Management Fund 3.400%**....          7,391
                                                                     --------------

Total Investments - 98.5%                                               25,736,370
  (Cost $24,811,193)***
Other Assets and (Liabilities), Net - 1.5%                                 398,651
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $  26,135,021
                                                                     --------------
                                                                     --------------


PORTFOLIO ALLOCATION TABLE:
-------------------------------------------------------------
Education....................................................       38.3%
Refunding Bonds..............................................       19.2
Sewer & Water................................................       11.4
Transportation...............................................        6.4
Health & Hospital............................................        3.8
Public Improvements..........................................        4.2
Electric Utility.............................................        1.3
Miscellaneous................................................       13.9

Total Investments............................................       98.5%

AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
G.O. - General Obligation
MBIA - Municipal Bond Insurance Assoc.
PUD - Public Utility District

  *  Dates reflect pre-refunded dates.
 **  Rate reflects 7 day yield as of October 31, 1996.
***  Aggregate cost for federal income tax purpose is identical.
See accompanying notes to financial statements.

CRABBE HUSON INCOME FUND

INVESTMENT OBJECTIVE: PROVIDE CAPITAL PRESERVATION AND A HIGH LEVEL OF CURRENT INCOME THROUGH A DIVERSIFIED PORTFOLIO OF FIXED INCOME SECURITIES, INCLUDING CONVERTIBLE BONDS AND DEBENTURES.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    COMPARISON OF CHANGE IN VALUE OF $10,000
  INVESTMENT IN THE INCOME FUND AND THE LEHMAN
          BROTHERS GOVT/CORP BOND INDEX
(RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                       Begin       1989       1990       1991       1992       1993       1994
Income                                               $10,000    $10,772    $11,249    $12,769    $14,013    $15,096    $14,687
Lehman Bros                                          $10,000    $11,156    $11,763    $13,578    $15,006    $17,052    $16,260
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURN
1 Year: 4.94%
5 Year: 6.19%
Life of Fund: 7.28%

    COMPARISON OF CHANGE IN VALUE OF $10,000
  INVESTMENT IN THE INCOME FUND AND THE LEHMAN
          BROTHERS GOVT/CORP BOND INDEX
(RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                        1995       1996
Income                                               $16,437    $17,249
Lehman Bros                                          $18,888    $19,906
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURN
1 Year: 4.94%
5 Year: 6.19%
Life of Fund: 7.28%

         HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE INCOME FUND WITH THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX WHICH IS AN UNMANAGED,BROAD-BASE INDEX OF BONDS; THE INCOME FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

For the 1996 fiscal year, the Income Fund posted a healthy 4.94% return, lagging only slightly behind the Lehman Brothers Government/Corporate Bond Index return of 5.39%. The fund's ability to invest in a wide latitude of debt instruments contributed to its competitive return for the year.

As 1996 opened, yields for 30-year treasury bonds jumped from 6.0% to 6.9%, settling at the higher number around the end of April. Rapid job growth, low unemployment rates and a strong first-quarter gross domestic product (GDP) caused investors to shift their expectations from one of economic pessimism to a rebound. The result pulled the rug out from under bond prices. After the first six months of the fiscal year, the fund had returned -0.10%, essentially parallel to the 0.04% posted by the index. The summer offered little relief, with long bond rates edging above 7.0% in August.

Bond investors found relief when the economy finally cooled in September. We moved to add yield with additional corporate and mortgage-backed bonds and lessened exposure to governments. In addition, when rates fell, we extended the average portfolio maturity a bit for extra performance. None of these actions, however, were taken at the expense of the portfolio's inherent safety, as 80-90% of the portfolio was kept in investment grade bonds.

Looking forward, we don't plan any significant moves until we see strengthening in exports, employment and manufacturing. As contrarians, we may miss the market turn, but we also will avoid the false signals that can cause returns to whip-saw unpredictably. We won't follow the market lock-step, but neither will we be left behind when opportunities develop. We likely will be present for the bulk of any significant market movements.

CRABBE HUSON INCOME FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                          FIXED INCOME SECURITIES - 98.5%
-----------------------------------------------------------------------------------
                                                                  AGENCIES - 19.0%
$     320,000   International Bank For Reconstruction & Development
                  Floater 6.170%(a) 8/7/97.........................  $     306,125
      300,000   Federal Home Loan Mortgage Corp Principal Only
                  Strips (Amortized Yield to Maturity 6.112%)
                  11/15/99.........................................        249,852
      100,000   Tennessee Valley Authority 6.125% 7/15/03..........         98,000
      200,000   Federal National Mortgage Association 5.875%
                  2/02/06..........................................        190,068
       50,000   Interamerican Development Bank 6.125% 3/08/06......         48,375
                                                                     --------------
                                                                           892,420
                                                                     --------------
CORPORATE BONDS - 40.0%
      100,000   Baxter International 7.500% 5/01/97................        100,747
      100,000   GMAC 8.000% 10/01/99...............................        104,375
      100,000   Upjohn Company 5.875% 4/15/00......................         98,500
      100,000   Pepsico, Inc. 5.875% 6/01/00.......................         98,750
      100,000   American Express Credit 6.500% 8/01/00.............        100,125
      100,000   WMX Technologies 6.700% 5/01/01....................        100,625
      100,000   IBM Corp 7.250% 11/01/02...........................        103,625
      100,000   JP Morgan & Company 7.625% 9/15/04.................        105,375
      100,000   Pacific Bell 6.250% 3/01/05........................         96,125
      100,000   Anheuser Busch 7.000% 9/01/05......................        100,750
      100,000   Bear Stearns Company 6.875% 10/01/05...............         98,750
      100,000   Snap-on, Inc. 6.625% 10/01/05......................         99,500
      100,000   Walt Disney Company 6.750% 3/30/06.................         99,500
      100,000   Sysco Corp 7.000% 5/01/06..........................        101,625
       50,000   Teleport Communications 9.875% 7/01/06.............         50,875
      100,000   Wal-Mart Stores 8.000% 9/15/06.....................        108,375
      100,000   Eli Lilly 8.375% 12/01/06..........................        111,750
      100,000   AT&T Corp 7.750% 3/01/07...........................        106,000
      100,000   GTE South 6.000% 2/15/08...........................         92,375
                                                                     --------------
                                                                         1,877,747
                                                                     --------------
U.S. GOVERNMENT BONDS - 13.5%
      440,000   U.S. Treasury Note 6.000% 2/15/26..................        401,412
      230,000   U.S. Treasury Note 6.750% 8/15/26..................        232,486
                                                                     --------------
                                                                           633,898
                                                                     --------------
INSURED BONDS - 2.0%
       90,000   City of Lincoln, Oregon 5.800% 6/01/97 (AMBAC).....         90,117
                                                                     --------------

(a)Represents a structured note that pays interest at a rate that increases (decreases) by a multiple of the peseta/deutchemark exchange rate.
See accompanying notes to financial statements.

CRABBE HUSON INCOME FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                       FIXED INCOME SECURITIES - (CONTINUED)
-----------------------------------------------------------------------------------
                                          MORTGAGE PASS-THROUGH SECURITIES - 24.0%
$      77,693   Federal National Mortgage Association Pool #30333
                  9.250% 9/01/16...................................  $      82,211
      118,055   Federal Home Loan Mortgage Corp Pool #302029 9.500%
                  10/01/16.........................................        125,709
      145,409   Federal Home Loan Mortgage Corp Pool #30303 9.000%
                  4/01/17..........................................        152,647
      238,234   Federal Home Loan Mortgage Corp Pool #301538
                  10.000% 7/01/17..................................        257,329
      137,472   Federal Home Loan Mortgage Corp Pool #C80344 7.500%
                  09/01/25.........................................        137,941
      145,343   Federal Home Loan Mortgage Corp Pool #D65456 7.000%
                  11/01/25.........................................        142,970
      223,471   Federal Home Loan Mortgage Corp Pool #C80409 8.000%
                  06/01/26.........................................        228,426
                                                                     --------------
                                                                         1,127,233
                                                                     --------------

Total Fixed Income Securities                                            4,621,415
                                                                     --------------
                           SHORT TERM INVESTMENT - 0.2%
-----------------------------------------------------------------------------------
INVESTMENT COMPANY - 0.2%
       10,462   Seven Seas U.S. Government Money Market Fund
                  4.990%***........................................         10,462
                                                                     --------------
Total Investments - 98.7%                                                4,631,877
  (Cost $4,519,733)****
Other Assets and (Liabilities), Net - 1.3%                                  61,629
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $   4,693,506
                                                                     --------------
                                                                     --------------

***  Rate reflects 7 day yield as of October 31, 1996.
**** Aggregate cost for federal income tax purpose is $4,547,392.
See accompanying notes to financial statements.

AMBAC - American Municipal Bond Assurance Corp.

CRABBE HUSON U.S. GOVERNMENT INCOME FUND(1)

INVESTMENT OBJECTIVE: PROVIDE A HIGH LEVEL OF CURRENT INCOME, CONSISTENT WITH CAPITAL PRESERVATION, THROUGH A PORTFOLIO OF SHORT- AND INTERMEDIATE-TERM DEBT OBLIGATIONS OF THE UNITED STATES GOVERNMENT AND ITS AGENCIES OR
INSTRUMENTALITIES. AT LEAST 75% OF THE FUND'S ASSETS MUST HAVE MATURATIES OF FIVE YEARS OR LESS.
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    COMPARISON OF CHANGE IN VALUE OF $10,000
INVESTMENT IN THE U.S. GOVERNMENT INCOME FUND AND
       THE RYAN LABS 3-YEAR TREASURY INDEX
(RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                       Begin       1989       1990       1991       1992       1993       1994
U.S. Govt.                                           $10,000    $10,825    $11,518    $12,804    $13,918    $14,852    $14,588
Ryan Lab                                             $10,000    $10,966    $11,830    $13,336    $14,611    $15,719    $15,576
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURN
1 Year: 4.55%
5 Year: 5.38%
Life of Fund: 6.79%

    COMPARISON OF CHANGE IN VALUE OF $10,000
INVESTMENT IN THE U.S. GOVERNMENT INCOME FUND AND
       THE RYAN LABS 3-YEAR TREASURY INDEX
(RESULTS ARE FOR FISCAL YEARS ENDING OCTOBER 31)
                                                        1995       1996
U.S. Govt.                                           $15,918    $16,643
Ryan Lab                                             $17,283    $18,245
Fund Inception: 1/31/89
ANNUALIZED TOTAL RETURN
1 Year: 4.55%
5 Year: 5.38%
Life of Fund: 6.79%

         HISTORICAL RESULTS ARE NOT INDICATIVE OF FUTURE RETURNS. FUTURE RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. THE ACCOMPANYING CHART COMPARES THE PERFORMANCE OF THE U.S. GOVERNMENT INCOME FUND WITH THE RYAN LABS THREE-YEAR TREASURY INDEX WHICH IS AN UNMANAGED, BROAD-BASE INDEX OF BONDS; THE U.S. GOVERNMENT INCOME FUND IS A PROFESSIONALLY MANAGED MUTUAL FUND. THE INDEX PRESENTED HERE IS NOT MANAGED, DOES NOT INCUR EXPENSES AND IS NOT AVAILABLE FOR DIRECT INVESTMENT. HAD THE INDEX INCURRED TYPICAL OPERATING EXPENSES, ITS PERFORMANCE WOULD HAVE BEEN LOWER.

Congruent with the results of other bond funds, the U.S. Government Income Fund's earnings were off at the start of the fiscal year, thanks to the bond market's volatility. At the six-month mark, the fund had returned 1.14% versus the Ryan Labs Three-Year Treasury Index return of a 1.50%.

Intermediate-term bonds weren't immune from market gyrations. At the end of the 1995 fiscal year, rates on three-year Treasuries stood at 5.7%, and by the midpoint of fiscal year 1996, yields had been bumped to 6.2%. Against this backdrop, the fund held its own by lengthening average maturities. By October 31, the fund had moved up to keep pace with its counterparts and finished the year with a 4.55% return. Fiscal year return for the Ryan Labs Index was 5.57%.

In the coming months, we look to add yield by modestly extending maturities in federal agency notes. Short-term interest rate fluctuation will continue to influence the fund's performance, but we don't anticipate a great deal of volatility in that sector into 1997. If overvalued stock market sectors continue at their fever pitch, investors may increase exposure to government bonds for added capital appreciation. The fund remains a viable option for investors who need current income and have a limited tolerance for risk.

-------------------
(1) An investment in the fund is neither insured nor guaranteed by the U.S. Government.

CRABBE HUSON U.S. GOVERNMENT INCOME FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                          FIXED INCOME SECURITIES - 98.3%
-----------------------------------------------------------------------------------
                                                                  AGENCIES - 10.8%
$     255,000   International Bank For Reconstruction & Development
                  Floater 5.390%(a) 08/07/97.......................  $     243,943
      150,000   Federal National Mortgage Association 4.950%
                  9/30/98..........................................        147,738
      120,000   Federal National Mortgage Association 6.080%
                  9/25/00..........................................        119,497
      100,000   Federal National Mortgage Association 8.250%
                  12/18/00.........................................        107,345
       50,000   Federal Home Loan Bank 7.590% 3/10/05..............         53,138
       50,000   Federal National Mortgage Association 7.375%
                  3/28/05..........................................         52,469
      200,000   Federal National Mortgage Association 5.875%
                  2/02/06..........................................        190,068
                                                                     --------------
                                                                           914,198
                                                                     --------------
U.S. GOVERNMENT BONDS - 87.5%
    4,645,000   U. S. Treasury Note 5.000% 1/31/98.................      4,610,209
       30,000   U. S. Treasury Note 5.125% 2/28/98.................         29,799
      125,000   U. S. Treasury Note 6.250% 7/31/98.................        126,095
    1,000,000   U. S. Treasury Note 6.125% 8/31/98.................      1,006,670
      500,000   U. S. Treasury Note 6.000% 9/30/98.................        502,375
      585,000   U. S. Treasury Note 6.250% 8/31/00.................        589,276
      100,000   U. S. Treasury Note 5.625% 11/30/00................         98,519
      500,000   U. S. Treasury Note 5.625% 2/28/01.................        491,845
                                                                     --------------
                                                                         7,454,788
                                                                     --------------

Total Fixed Income Securities                                            8,368,986
                                                                     --------------
                           SHORT TERM INVESTMENT - 0.5%
-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.5%
       45,569   State Street Bank and Trust Company** 4.00%
                  11/01/96.........................................         45,569
                                                                     --------------

Total Investments - 98.8%                                                8,414,555
                                                                     --------------
  (Cost $8,407,586)***
Other Assets and (Liabilities), Net - 1.2%                                 102,501
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $   8,517,056
                                                                     --------------
                                                                     --------------

(a) Represents a structured note that pays interest at a rate that increases (decreases) by a multiple of the peseta/deutchemark exchange rate.
 ** The repurchase agreement, dated 10/31/96, $45,574 due 11/1/96, is collateralized by a $46,000 U.S. Treasury Note, 7.500%, maturing 12/31/96, with a market value of $47,304.
***  Aggregate cost for federal income tax purpose is $8,422,053.
See accompanying notes to financial statements.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND(1),(2)

INVESTMENT OBJECTIVE: PROVIDE CAPITAL PRESERVATION AND A HIGH LEVEL OF CURRENT INCOME WHILE MAINTAINING SHAREHOLDER LIQUIDITY BY INVESTING IN SHORT-TERM MONEY MARKET INSTRUMENTS THAT ARE DIRECT OR INDIRECT OBLIGATIONS OF THE UNITED STATES GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES, AND REPURCHASE AGREEMENTS WITH RESPECT TO SUCH OBLIGATIONS. THE AVERAGE MATURITY OF THE FUND CANNOT EXCEED 90 DAYS.

In a market that frequently undergoes rapid changes, the U.S. Government Money Market Fund performed very well in fiscal 1996, returning 4.81%. In general, the fund largely was not bothered by the greater economic developments that impacted so heavily on other funds.

The Federal Reserve (Fed) hit the market with a one-two punch early in the fiscal year, reducing short-term rates both in December and January. As the economy picked up steam early in 1996, there was speculation that the Fed might try to check inflation by raising rates a notch. However, in what may have been an election year strategy, the board elected in July to maintain the status quo, leaving short-term U.S. Treasuries to tread water for a while.

The fund delivered probably the best risk-adjusted performance for the year compared to our other income funds, and the outlook for the money market is cautiously optimistic. Coming months could see further sideways trading as investors search for extra yield, and lower rates may be in the forecast as the economy begins to slow. The fund's competitive returns make it a good option for investors seeking money market returns while maintaining capital preservation.

-------------------
(1) An investment in the fund is neither insured nor guaranteed by the U.S. Government.

(2) Although the Fund intends to maintain a constant $1.00 per share net asset value, there can be no assurance that the fund will be able to do so.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                         FIXED INCOME SECURITIES* - 99.5%
-----------------------------------------------------------------------------------
                                                  U.S. GOVERNMENT & AGENCY - 99.5%
TREASURY BILLS - 9.3%
$   3,950,000   5.025% 12/12/96....................................  $   3,927,394
                                                                     --------------
DISCOUNT NOTES - 90.2%
FEDERAL FARM CREDIT BANK
       55,000   5.180% 11/08/96....................................         54,945
FEDERAL HOME LOAN BANK
      330,000   5.500% 11/01/96....................................        330,000
      500,000   5.240% 11/04/96....................................        499,782
    3,000,000   5.270% 11/05/96....................................      2,998,243
      480,000   5.130% 11/08/96....................................        479,516
      250,000   5.400% 11/15/96....................................        249,475
      650,000   5.190% 11/19/96....................................        648,313
    2,000,000   5.190% 11/20/96....................................      1,994,522
    1,250,000   5.350% 12/02/96....................................      1,244,241
    1,675,000   5.260% 12/03/96....................................      1,667,168
      915,000   5.430% 12/10/96....................................        909,618
      935,000   5.160% 12/12/96....................................        929,505
      530,000   5.190% 12/30/96....................................        525,492
    1,000,000   5.190% 12/31/96....................................        991,350
    1,500,000   5.240% 1/02/97.....................................      1,486,463
    1,380,000   5.430% 1/07/97.....................................      1,366,054
    2,000,000   5.420% 1/08/97.....................................      1,979,487
    3,800,000   5.200% 1/15/97.....................................      3,758,709
    2,000,000   5.200% 1/21/97.....................................      1,976,600
      885,000   5.350% 1/22/97.....................................        874,215
    1,595,000   5.380% 1/23/97.....................................      1,575,216
      840,000   5.200% 1/27/97.....................................        829,302
      340,000   5.250% 1/29/97.....................................        335,587
    1,885,000   5.310% 2/21/97.....................................      1,854,171
      420,000   5.200% 2/24/97.....................................        413,023
      120,000   5.210% 2/25/97.....................................        117,985
      310,000   5.210% 3/03/97.....................................        304,527
      745,000   5.470% 3/05/97.....................................        730,963
    1,715,000   5.430% 3/07/97.....................................      1,682,406
    2,910,000   5.210% 3/24/97.....................................      2,849,777
      710,000   5.220% 4/02/97.....................................        694,352
    1,000,000   5.210% 4/15/97.....................................        976,121
      110,000   5.220% 4/24/97.....................................        107,225
      185,000   5.180% 4/28/97.....................................        180,262
      450,000   5.380% 6/27/97.....................................        433,995
                                                                     --------------
                                                                        38,048,610
                                                                     --------------

*Rates reflect purchase yield to maturity.
See accompanying notes to financial statements.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

October 31, 1996

    SHARES OR
   FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
--------------  ---------------------------------------------------  --------------
                             OTHER INVESTMENTS - 0.0%
-----------------------------------------------------------------------------------
                                                       REPURCHASE AGREEMENT - 0.0%
$       2,515   State Street Bank and Trust Company** 4.000%
                  11/1/96..........................................  $       2,515
                                                                     --------------

Total Investments - 99.5%                                               41,978,519
  (Cost $41,978,519)***
Cash - 0.0%                                                                    407
Other Assets and (Liabilities), Net - 0.5%                                 191,769
                                                                     --------------

TOTAL NET ASSETS - 100.0%                                            $  42,170,695
                                                                     --------------
                                                                     --------------

 ** The repurchase agreement, dated 10/31/96, $2,515 due 11/1/96, is collateralized by a $3,000 U.S. Treasury Note, 7.50%, maturing 12/31/96, with a market value of $3,085.
***  Aggregate cost for federal income tax purpose is identical.
See accompanying notes to financial statements.

                  This page has been left blank intentionally.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

October 31, 1996

                                             THE CRABBE        CRABBE HUSON
                                            HUSON SPECIAL       SMALL CAP
                                             FUND, INC.            FUND
                                          -----------------  ----------------
ASSETS:
Investment securities, at market (Note
 5)                                         $ 423,703,479      $ 15,877,720
Cash                                                   --                --
Deposits with brokers and custodian for
 securities sold short                         89,967,825                --
Receivables:
  Dividends and interest                          204,635             2,636
  Fund shares sold                                163,731         5,076,953
  Investment securities sold                    3,811,132                --
Proceeds from securities sold short            57,485,925                --
Organization expenses (Notes 1 & 3)               155,092           124,499
Prepaid Expenses                                   32,796               700
                                          -----------------  ----------------
                                          $   575,524,615    $   21,082,508
                                          -----------------  ----------------
LIABILITIES:
Securities sold short, at market
 (proceeds $57,485,925)                        90,872,888                --
Payables:
  Investment securities purchased                      --           243,042
  Fund shares redeemed                          1,137,246            49,139
  Short sales closed                            1,917,294                --
  Directors/Trustees Fees (Note 2)                 10,154               182
  Income dividend                                      --                --
  Payable to Advisor for organization
   expenses                                            --           102,000
Accrued liabilities                               547,628            18,410
                                          -----------------  ----------------
                                               94,485,210           412,773
                                          -----------------  ----------------
NET ASSETS:                               $   481,039,405    $   20,669,735
                                          -----------------  ----------------
                                          -----------------  ----------------
NET ASSETS CONSIST OF:
  Capital shares                                   35,099                --
  Capital paid in                             474,613,889        20,155,561
  Undistributed (distributed in excess
   of) net investment income                    2,964,508            49,849
  Undistributed net realized gain (loss)
   on investments                              10,060,152           379,409
  Net unrealized appreciation
   (depreciation) on investments and
   short sales (Note 5)                        (6,634,243  )         84,916
                                          -----------------  ----------------
                                          $   481,039,405    $   20,669,735
PRIMARY CLASS
  Net Assets                              $   481,039,405    $   19,155,792
  Shares outstanding (Note 4)                  35,099,274         1,738,616
                                          -----------------  ----------------
                                          -----------------  ----------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                          $         13.71    $        11.02
                                          ----------------   ---------------
                                          ----------------   ---------------
INSTITUTIONAL CLASS
  Net Assets                                           --    $    1,513,943
  Shares outstanding (Note 4)                          --           137,489
                                          ----------------   ---------------
                                          ----------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                                       --    $        11.01
                                          ----------------   ---------------
                                          ----------------   ---------------
INVESTMENTS, AT COST                      $   396,950,759    $   15,792,804

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                                                     CRABBE HUSON
                                              CRABBE HUSON            CRABBE         REAL ESTATE
                                            ASSET ALLOCATION       HUSON EQUITY       INVESTMENT
                                                  FUND                 FUND              FUND
                                          ---------------------  ----------------  ----------------
ASSETS:
Investment securities, at market (Note
 5)                                           $ 127,702,571        $447,768,446      $ 21,822,971
Cash                                                178,270           2,501,906               300
Deposits with brokers and custodian for
 securities sold short                                   --                  --                --
Receivables:
  Dividends and interest                            708,134             267,865            70,669
  Fund shares sold                                    6,506             468,340           126,543
  Investment securities sold                         14,338           1,284,338           299,628
Proceeds from securities sold short                      --                  --                --
Organization expenses (Notes 1 & 3)                  61,187             183,447            84,501
Prepaid Expenses                                      7,516              25,432               868
                                          ---------------------  ----------------  ----------------
                                          $     128,678,522      $  452,499,774    $   22,405,480
                                          ---------------------  ----------------  ----------------
LIABILITIES:
Securities sold short, at market
 (proceeds $57,485,925)                                  --                  --                --
Payables:
  Investment securities purchased                   912,113          10,711,235         1,728,375
  Fund shares redeemed                               68,747             601,507                --
  Short sales closed                                     --                  --                --
  Directors/Trustees Fees (Note 2)                    2,247               7,539               204
  Income dividend                                    90,519                  --            13,934
  Payable to Advisor for organization
   expenses                                              --                  --                --
Accrued liabilities                                  61,223             186,552            14,027
                                          ---------------------  ----------------  ----------------
                                                  1,134,849          11,506,833         1,756,540
                                          ---------------------  ----------------  ----------------
NET ASSETS:                               $     127,543,673      $  440,992,941    $   20,648,940
                                          ---------------------  ----------------  ----------------
                                          ---------------------  ----------------  ----------------
NET ASSETS CONSIST OF:
  Capital shares                                         --                  --                --
  Capital paid in                               114,075,193         372,112,763        18,245,645
  Undistributed (distributed in excess
   of) net investment income                        (44,394    )      1,315,080            11,251
  Undistributed net realized gain (loss)
   on investments                                 6,581,429          32,864,167         1,144,246
  Net unrealized appreciation
   (depreciation) on investments and
   short sales (Note 5)                           6,931,445          34,700,931         1,247,798
                                          ---------------------  ----------------  ----------------
                                          $     127,543,673      $  440,992,941    $   20,648,940
PRIMARY CLASS
  Net Assets                              $     125,017,578      $  436,578,152    $   20,648,940
  Shares outstanding (Note 4)                     9,337,335          22,384,091         1,783,333
                                          ---------------------  ----------------  ----------------
                                          ---------------------  ----------------  ----------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                          $           13.39      $        19.50    $        11.58
                                          --------------------   ---------------   ---------------
                                          --------------------   ---------------   ---------------
INSTITUTIONAL CLASS
  Net Assets                              $       2,526,095      $    4,414,789                --
  Shares outstanding (Note 4)                       188,722             226,273                --
                                          --------------------   ---------------   ---------------
                                          --------------------   ---------------   ---------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                          $           13.39      $        19.51                --
                                          --------------------   ---------------   ---------------
                                          --------------------   ---------------   ---------------
INVESTMENTS, AT COST                      $     120,771,126      $  413,067,515    $   20,575,173

See accompanying notes to financial statements.

---------------------------------------------------------------------
CRABBE HUSON FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

October 31, 1996

                                              CRABBE HUSON           CRABBE
                                            OREGON TAX-FREE       HUSON INCOME
                                                  FUND                FUND
                                          --------------------  -----------------
ASSETS:
Investment securities, at market (Note
 5)                                           $ 25,736,370         $ 4,631,877
Cash                                                    --                  --
Receivables:
  Dividends and interest                           432,244              60,980
  Fund shares sold                                   3,000                 359
  Investment securities sold                            --               2,887
Organization expenses (Notes 1 & 3)                 11,216              10,727
Prepaid Expenses                                     1,487                 249
                                          --------------------  -----------------
                                          $     26,184,317      $    4,707,079
                                          --------------------  -----------------
LIABILITIES:
Payables:
  Fund shares redeemed                               8,000                  --
  Directors/Trustees Fees (Note 2)                     466                  91
  Income dividend                                   22,307               2,213
Accrued liabilities                                 18,523              11,269
                                          --------------------  -----------------
                                                    49,296              13,573
                                          --------------------  -----------------
NET ASSETS:                               $     26,135,021      $    4,693,506
                                          --------------------  -----------------
                                          --------------------  -----------------
NET ASSETS CONSIST OF:
  Capital paid in                               25,056,315           4,685,948
  Undistributed net investment income                  956               3,560
  Undistributed net realized gain (loss)
   on investments                                  152,573            (108,146   )
  Net unrealized appreciation on
   investments (Note 5)                            925,177             112,144
                                          --------------------  -----------------
                                          $     26,135,021      $    4,693,506
PRIMARY CLASS
  Shares outstanding (Note 4)                    2,090,733             460,160
                                          --------------------  -----------------
                                          --------------------  -----------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                          $          12.50      $        10.20
                                          -------------------   ----------------
                                          -------------------   ----------------
INVESTMENTS, AT COST                      $     24,811,193      $    4,519,733

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                                  CRABBE HUSON
                                             CRABBE HUSON        U.S. GOVERNMENT
                                            U.S. GOVERNMENT       MONEY MARKET
                                              INCOME FUND             FUND
                                          -------------------  -------------------
ASSETS:
Investment securities, at market (Note
 5)                                           $ 8,414,555          $41,978,519
Cash                                                   --                  407
Receivables:
  Dividends and interest                           95,267                   --
  Fund shares sold                                 13,814              576,918
  Investment securities sold                           --                   --
Organization expenses (Notes 1 & 3)                10,804               28,286
Prepaid Expenses                                      461                2,292
                                          -------------------  -------------------
                                          $     8,534,901      $    42,586,422
                                          -------------------  -------------------
LIABILITIES:
Payables:
  Fund shares redeemed                                200              338,008
  Directors/Trustees Fees (Note 2)                    136                  764
  Income dividend                                   7,267               47,335
Accrued liabilities                                10,242               29,619
                                          -------------------  -------------------
                                                   17,845              415,726
                                          -------------------  -------------------
NET ASSETS:                               $     8,517,056      $    42,170,696
                                          -------------------  -------------------
                                          -------------------  -------------------
NET ASSETS CONSIST OF:
  Capital paid in                               8,557,342           42,170,696
  Undistributed net investment income                  93                   --
  Undistributed net realized gain (loss)
   on investments                                 (47,348    )              --
  Net unrealized appreciation on
   investments (Note 5)                             6,969                   --
                                          -------------------  -------------------
                                          $     8,517,056      $    42,170,696
PRIMARY CLASS
  Shares outstanding (Note 4)                     798,678           42,170,696
                                          -------------------  -------------------
                                          -------------------  -------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                          $         10.66      $          1.00
                                          ------------------   ------------------
                                          ------------------   ------------------
INVESTMENTS, AT COST                      $     8,407,586      $    41,978,519

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF OPERATIONS

For the year ended October 31, 1996

                                             THE CRABBE        CRABBE HUSON
                                            HUSON SPECIAL        SMALL CAP
                                             FUND, INC.            FUND*
                                          -----------------  -----------------
INVESTMENT INCOME
  Interest                                   $10,338,955         $ 121,482
  Dividends (net of foreign taxes
   withheld of $0; $0; $1,238; $20,378;
   and $0 respectively)                        5,260,729            22,935
                                          -----------------  -----------------
                                              15,599,684           144,417
                                          -----------------  -----------------
EXPENSES
  Investment advisory fees (Note 2)            5,875,652            65,919
  Transfer agent-Primary class                 1,114,000            20,613
  Transfer agent-Institutional class                  --               887
  Printing                                       189,000            13,800
  Postage                                         70,019               475
  Custody                                        399,000            13,770
  Legal                                           47,500             1,375
  Auditing                                        47,102             5,196
  Insurance                                       26,443               107
  Directors/Trustees fees                         32,093               655
  Registration fees                              176,060             4,180
  Amortization of organization
   expenses-Primary class                             --             6,821
  Amortization of organization
   expenses-Institutional class                       --               666
  Proxy Expense                                  348,000                --
  Miscellaneous                                  118,736             1,199
  Distribution fees-Primary class (Note
   2)                                          1,531,618            16,262
  Administration (Note 2)                        254,600             2,500
  Short sales dividends                           22,649                --
                                          -----------------  -----------------
                                              10,252,472           154,425
  Fees waived by investment advisor
   (Note 2)                                           --           (55,021    )
  Expenses reimbursed by investment
   advisor (Note 2)                                   --                --
  Fees paid indirectly (Note 2)                  (34,032   )          (920    )
                                          -----------------  -----------------
NET EXPENSES                                  10,218,440            98,484
                                          -----------------  -----------------
NET INVESTMENT INCOME                          5,381,244            45,933
                                          -----------------  -----------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments            13,551,901           379,409
  Net change in unrealized appreciation
   or depreciation of investments and
   short sales                                32,571,427            84,916
                                          -----------------  -----------------
NET GAIN ON INVESTMENTS                       46,123,328           464,325
                                          -----------------  -----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $   51,504,572     $     510,258
                                          -----------------  -----------------
                                          -----------------  -----------------

  * For the period from February 20, 1996 (commencement of operations) to October 31, 1996.
See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                                                     CRABBE HUSON
                                              CRABBE HUSON            CRABBE         REAL ESTATE
                                            ASSET ALLOCATION       HUSON EQUITY       INVESTMENT
                                                  FUND                 FUND              FUND
                                          ---------------------  ----------------  ----------------
INVESTMENT INCOME
  Interest                                     $ 4,012,410         $  2,236,789       $   58,652
  Dividends (net of foreign taxes
   withheld of $0; $0; $1,238; $20,378;
   and $0 respectively)                          1,204,939            6,635,217          783,329
                                          ---------------------  ----------------  ----------------
                                                 5,217,349            8,872,006          841,981
                                          ---------------------  ----------------  ----------------
EXPENSES
  Investment advisory fees (Note 2)              1,354,693            4,034,763          165,296
  Transfer agent-Primary class                     114,145              400,081           29,275
  Transfer agent-Institutional class                   161                1,169               --
  Printing                                          26,900               81,900            2,700
  Postage                                            7,000               20,500            1,250
  Custody                                           74,350              170,650           17,281
  Legal                                              8,500               27,650            1,650
  Auditing                                          13,332               38,572            4,520
  Insurance                                          4,200               12,930              516
  Directors/Trustees fees                            8,795               21,995            1,615
  Registration fees                                 35,741              124,858           18,380
  Amortization of organization
   expenses-Primary class                            4,188               14,787           18,550
  Amortization of organization
   expenses-Institutional class                        121                  878               --
  Proxy Expense                                         --                   --               --
  Miscellaneous                                     22,422               54,878            3,634
  Distribution fees-Primary class (Note
   2)                                              354,270            1,141,724           41,318
  Administration (Note 2)                           48,500              156,985            5,500
  Short sales dividends                                 --                   --               --
                                          ---------------------  ----------------  ----------------
                                                 2,077,318            6,304,320          311,485
  Fees waived by investment advisor
   (Note 2)                                           (410     )         (2,054  )       (63,060   )
  Expenses reimbursed by investment
   advisor (Note 2)                                     --                   --               --
  Fees paid indirectly (Note 2)                    (10,601     )        (51,160  )          (481   )
                                          ---------------------  ----------------  ----------------
NET EXPENSES                                     2,066,307            6,251,106          247,944
                                          ---------------------  ----------------  ----------------
NET INVESTMENT INCOME                            3,151,042            2,620,900          594,037
                                          ---------------------  ----------------  ----------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments               6,464,101           33,226,713        1,149,515
  Net change in unrealized appreciation
   or depreciation of investments and
   short sales                                   2,105,152           19,590,608        2,224,902
                                          ---------------------  ----------------  ----------------
NET GAIN ON INVESTMENTS                          8,569,253           52,817,321        3,374,417
                                          ---------------------  ----------------  ----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $     11,720,295       $   55,438,221    $   3,968,454
                                          ---------------------  ----------------  ----------------
                                          ---------------------  ----------------  ----------------

  * For the period from February 20, 1996 (commencement of operations) to October 31, 1996.
See accompanying notes to financial statements.

---------------------------------------------------------------------
CRABBE HUSON FUNDS

STATEMENTS OF OPERATIONS (CONTINUED)

For the year ended October 31, 1996

                                              CRABBE HUSON           CRABBE
                                            OREGON TAX-FREE       HUSON INCOME
                                                  FUND                FUND
                                          --------------------  -----------------
INVESTMENT INCOME
  Interest                                     $1,475,996           $ 366,020
                                          --------------------  -----------------
EXPENSES
  Investment advisory fees (Note 2)               139,050              44,954
  Transfer agent                                   30,154              25,000
  Printing                                          5,300               2,500
  Postage                                           1,600                 600
  Custody                                          27,796              15,800
  Legal                                               320                 425
  Auditing                                          5,090               3,381
  Insurance                                           906                 274
  Directors/Trustees fees                           2,325                 581
  Registration fees                                     5              24,600
  Amortization of organization expenses               956                 513
  Miscellaneous                                     5,384               1,682
  Distribution fees (Note 2)                       59,619              14,984
  Administration (Note 2)                           9,500               2,100
                                          --------------------  -----------------
                                                  288,005             137,394
  Fees waived by investment advisor
   (Note 2)                                       (15,468     )       (44,954    )
  Expenses reimbursed by investment
   advisor (Note 2)                                    --             (44,490    )
  Fees paid indirectly (Note 2)                        --                  --
                                          --------------------  -----------------
NET EXPENSES                                      272,537              47,950
                                          --------------------  -----------------
NET INVESTMENT INCOME                           1,203,459             318,070
                                          --------------------  -----------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                152,573              73,271
  Net change in unrealized appreciation
   or depreciation of investments                (440,577     )      (111,166    )
                                          --------------------  -----------------
NET GAIN (LOSS) ON INVESTMENTS                   (288,004     )       (37,895    )
                                          --------------------  -----------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $       915,455       $     280,175
                                          --------------------  -----------------
                                          --------------------  -----------------

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                                  CRABBE HUSON
                                             CRABBE HUSON        U.S. GOVERNMENT
                                            U.S. GOVERNMENT       MONEY MARKET
                                              INCOME FUND             FUND
                                          -------------------  -------------------
INVESTMENT INCOME
  Interest                                     $ 423,665           $ 2,544,629
                                          -------------------  -------------------
EXPENSES
  Investment advisory fees (Note 2)               40,823               234,178
  Transfer agent                                  24,000                68,800
  Printing                                         2,150                11,430
  Postage                                            510                 3,650
  Custody                                         12,100                27,706
  Legal                                              500                 2,825
  Auditing                                         3,673                 6,437
  Insurance                                          340                 1,450
  Directors/Trustees fees                            694                 3,075
  Registration fees                               24,608                35,060
  Amortization of organization expenses              516                 1,970
  Miscellaneous                                    1,978                 8,608
  Distribution fees (Note 2)                      18,315                76,367
  Administration (Note 2)                          2,785                16,000
                                          -------------------  -------------------
                                                 132,992               497,556
  Fees waived by investment advisor
   (Note 2)                                      (40,823     )        (169,200    )
  Expenses reimbursed by investment
   advisor (Note 2)                              (30,935     )              --
  Fees paid indirectly (Note 2)                       --                  (506    )
                                          -------------------  -------------------
NET EXPENSES                                      61,234               327,850
                                          -------------------  -------------------
NET INVESTMENT INCOME                            362,431             2,216,779
                                          -------------------  -------------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                99,961                    --
  Net change in unrealized appreciation
   or depreciation of investments                (96,510     )              --
                                          -------------------  -------------------
NET GAIN (LOSS) ON INVESTMENTS                     3,451                     0
                                          -------------------  -------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                          $      365,882       $     2,216,779
                                          -------------------  -------------------
                                          -------------------  -------------------

See accompanying notes to financial statements.

-----------------------------------------------------------------------------
CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                      THE CRABBE HUSON
                                                     SPECIAL FUND, INC.
                                          ----------------------------------------
                                              YEAR ENDED           YEAR ENDED
                                           OCTOBER 31, 1996     OCTOBER 31, 1995
                                          -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income                     $     5,381,244       $  13,282,908
  Net realized gain (loss) on
   investments                                   13,551,901          31,170,355
  Net change in unrealized appreciation
   or depreciation of investments and
   short sales                                   32,571,427         (51,415,104)
                                          -------------------  -------------------
  Increase (decrease) in net assets
   resulting from operations                     51,504,572           (6,961,841  )
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income--Primary
   shares                                        (5,381,244  )        (1,107,597  )
  From net investment
   income--Institutional shares                          --                   --
  In excess of net investment income             (7,928,234  )                --
  From net realized gain on investments         (13,551,901  )       (11,710,943  )
  In excess of net realized gain on
   investments                                  (22,612,405  )                --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)       (399,551,217  )       578,529,362
                                          -------------------  -------------------
  Total increase (decrease) in net
   assets                                      (397,520,429  )       558,748,981
FUND NET ASSETS, BEGINNING OF PERIOD            878,559,834          319,810,853
                                          -------------------  -------------------
FUND NET ASSETS, END OF PERIOD**          $     481,039,405    $     878,559,834
                                           ----------------     ----------------
                                           ----------------     ----------------
**Including undistributed (distribution
  in excess of) net investment income
  of:                                     $       2,964,508    $      11,747,830
                                           ----------------     ----------------
                                           ----------------     ----------------

                                                        CRABBE HUSON
                                                        EQUITY FUND
                                          ----------------------------------------
                                              YEAR ENDED           YEAR ENDED
                                           OCTOBER 31, 1996     OCTOBER 31, 1995
                                          -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income                      $   2,620,900        $   3,567,282
  Net realized gain (loss) on
   investments                                  33,226,713           19,596,449
  Net change in unrealized appreciation
   or depreciation of investments               19,590,608            9,278,013
                                          -------------------  -------------------
  Increase (decrease) in net assets
   resulting from operations                     55,438,221           32,441,744
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (2,620,900  )        (1,413,080  )
  In excess of net investment income             (1,071,179  )                --
  From net realized gain on investments         (20,585,296  )        (2,376,723  )
CAPITAL SHARE TRANSACTIONS, NET (Note 4)         22,648,015          205,426,843
                                          -------------------  -------------------
  Total increase (decrease) in net
   assets                                        53,808,861          234,078,784
FUND NET ASSETS, BEGINNING OF PERIOD            387,184,080          153,105,296
                                          -------------------  -------------------
FUND NET ASSETS, END OF PERIOD**          $     440,992,941    $     387,184,080
                                           ----------------     ----------------
                                           ----------------     ----------------
**Including undistributed net investment
  income of:                              $       1,315,080    $       2,666,550
                                           ----------------     ----------------
                                           ----------------     ----------------

  * For the period from February 20, 1996 (commencement of operations) to October 31, 1996.
See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                        CRABBE HUSON                              CRABBE HUSON
                                                       SMALL CAP FUND                        ASSET ALLOCATION FUND
                                          ----------------------------------------  ----------------------------------------
                                                        PERIOD ENDED                    YEAR ENDED           YEAR ENDED
                                                     OCTOBER 31, 1996*               OCTOBER 31, 1996     OCTOBER 31, 1995
                                          ----------------------------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
  Net investment income                                $       45,933                  $   3,151,042        $   3,127,152
  Net realized gain (loss) on
   investments                                                379,409                      6,464,101           11,435,123
  Net change in unrealized appreciation
   or depreciation of investments and
   short sales                                                 84,916                      2,105,152               20,021
                                          ----------------------------------------  -------------------  -------------------
  Increase (decrease) in net assets
   resulting from operations                                   510,258                     11,720,295           14,582,296
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income--Primary
   shares                                                           --                     (3,082,300  )        (3,090,031  )
  From net investment
   income--Institutional shares                                     --                        (14,792  )                --
  In excess of net investment income                                --                             --                   --
  From net realized gain on investments                             --                     (6,464,101  )        (4,120,955  )
  In excess of net realized gain on
   investments                                                      --                     (4,974,320  )                --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                    20,059,477                     (6,171,166  )        19,006,962
                                          ----------------------------------------  -------------------  -------------------
  Total increase (decrease) in net
   assets                                                   20,569,735                     (8,986,384  )        26,378,272
FUND NET ASSETS, BEGINNING OF PERIOD                           100,000                    136,530,057          110,151,785
                                          ----------------------------------------  -------------------  -------------------
FUND NET ASSETS, END OF PERIOD**          $                 20,669,735              $     127,543,673    $     136,530,057
                                             ----------------------------------      ----------------     ----------------
                                             ----------------------------------      ----------------     ----------------
**Including undistributed (distribution
  in excess of) net investment income
  of:                                     $                     49,849              $         (44,394  )                --
                                             ----------------------------------      ----------------     ----------------
                                             ----------------------------------      ----------------     ----------------

                                                     CRABBE HUSON REAL
                                                   ESTATE INVESTMENT FUND
                                          ----------------------------------------
                                              YEAR ENDED           YEAR ENDED
                                           OCTOBER 31, 1996     OCTOBER 31, 1995
                                          -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
  Net investment income                      $     594,037        $     874,136
  Net realized gain (loss) on
   investments                                   1,149,515               51,165
  Net change in unrealized appreciation
   or depreciation of investments                2,224,902              565,011
                                          -------------------  -------------------
  Increase (decrease) in net assets
   resulting from operations                     3,968,454            1,490,312
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (594,037   )         (862,995   )
  In excess of net investment income                    --                   --
  From net realized gain on investments           (238,357   )         (240,802   )
CAPITAL SHARE TRANSACTIONS, NET (Note 4)        (1,472,634   )          319,499
                                          -------------------  -------------------
  Total increase (decrease) in net
   assets                                        1,663,426              706,014
FUND NET ASSETS, BEGINNING OF PERIOD            18,985,514           18,279,500
                                          -------------------  -------------------
FUND NET ASSETS, END OF PERIOD**          $     20,648,940     $     18,985,514
                                           ----------------     ----------------
                                           ----------------     ----------------
**Including undistributed net investment
  income of:                              $         11,251     $          7,309
                                           ----------------     ----------------
                                           ----------------     ----------------

---------------------------------------------------------------------
CRABBE HUSON FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        CRABBE HUSON
                                                    OREGON TAX-FREE FUND
                                          ----------------------------------------
                                              YEAR ENDED           YEAR ENDED
                                           OCTOBER 31, 1996     OCTOBER 31, 1995
                                          -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income                      $   1,203,459        $   1,192,507
  Net realized gain (loss) on
   investments                                     152,573                3,019
  Net change in unrealized appreciation
   or depreciation of investments                 (440,577)           1,454,370
                                          -------------------  -------------------
  Increase in net assets resulting from
   operations                                      915,455            2,649,896
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    (1,203,459   )       (1,192,507   )
  In excess of net investment income                    --                   --
  From net realized gain on investments             (3,019   )         (151,835   )
CAPITAL SHARE TRANSACTIONS, NET (Note 4)        (1,644,327   )       (2,280,911   )
                                          -------------------  -------------------
  Total increase (decrease) in net
   assets                                       (1,935,350   )         (975,357   )
FUND NET ASSETS, BEGINNING OF PERIOD            28,070,371           29,045,728
                                          -------------------  -------------------
FUND NET ASSETS, END OF PERIOD**          $     26,135,021     $     28,070,371
                                           ----------------     ----------------
                                           ----------------     ----------------
**Including undistributed net investment
  income of:                              $            956                   --
                                           ----------------     ----------------
                                           ----------------     ----------------

                                                CRABBE HUSON U.S. GOVERNMENT
                                                     MONEY MARKET FUND
                                          ----------------------------------------
                                              YEAR ENDED           YEAR ENDED
                                           OCTOBER 31, 1996     OCTOBER 31, 1995
                                          -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
  Net investment income                      $   2,216,779        $   2,635,831
                                          -------------------  -------------------
  Increase (decrease) in net assets
   resulting from operations                      2,216,779           2,635,831
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                     (2,216,779  )       (2,635,831   )
CAPITAL SHARE TRANSACTIONS, NET (Note 4)        (12,543,523  )       22,331,667
                                          -------------------  -------------------
  Total increase (decrease) in net
   assets                                       (12,543,523  )       22,331,667
FUND NET ASSETS, BEGINNING OF PERIOD             54,714,219          32,382,552
                                          -------------------  -------------------
FUND NET ASSETS, END OF PERIOD**          $      42,170,696    $     54,714,219
                                           ----------------     ----------------
                                           ----------------     ----------------

See accompanying notes to financial statements.

---------------------------------------------------------------------

                                                        CRABBE HUSON                           CRABBE HUSON U.S.
                                                        INCOME FUND                          GOVERNMENT INCOME FUND
                                          ----------------------------------------  ----------------------------------------
                                              YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                           OCTOBER 31, 1996     OCTOBER 31, 1995     OCTOBER 31, 1996     OCTOBER 31, 1995
                                          -------------------  -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
  Net investment income                      $     318,070         $   357,527          $   362,431         $     422,501
  Net realized gain (loss) on
   investments                                      73,271             108,710               99,961                 7,624
  Net change in unrealized appreciation
   or depreciation of investments                 (111,166)            304,184              (96,510)              324,469
                                          -------------------  -------------------  -------------------  -------------------
  Increase in net assets resulting from
   operations                                      280,175              770,421              365,882              754,594
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                      (315,728   )         (357,527   )         (362,431   )         (422,501   )
  In excess of net investment income                    --              (17,066   )             (599   )           (9,331   )
  From net realized gain on investments                 --                   --                   --                   --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)        (2,461,066   )        1,520,890               88,005           (1,145,775   )
                                          -------------------  -------------------  -------------------  -------------------
  Total increase (decrease) in net
   assets                                       (2,496,619   )        1,916,718               90,857             (823,013   )
FUND NET ASSETS, BEGINNING OF PERIOD             7,190,125            5,273,407            8,426,199            9,249,212
                                          -------------------  -------------------  -------------------  -------------------
FUND NET ASSETS, END OF PERIOD**          $      4,693,506     $      7,190,125     $      8,517,056     $      8,426,199
                                           ----------------     ----------------     ----------------     ----------------
                                           ----------------     ----------------     ----------------     ----------------
**Including undistributed net investment
  income of:                              $          3,560                   --     $             93                   --
                                           ----------------     ----------------     ----------------     ----------------
                                           ----------------     ----------------     ----------------     ----------------

See accompanying notes to financial statements.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS

October 31, 1996

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION: The Crabbe Huson Special Fund, Inc. ("Special Fund"), Crabbe Huson Small Cap Fund ("Small Cap Fund"), Crabbe Huson Asset Allocation Fund ("Asset Allocation Fund"), Crabbe Huson Equity Fund ("Equity Fund"), Crabbe Huson Real Estate Investment Fund ("Real Estate Fund"), Crabbe Huson Oregon Tax-Free Fund ("Oregon Tax-Free Fund") Crabbe Huson Income Fund ("Income Fund"), Crabbe Huson U.S. Government Income Fund ("U.S. Government Income Fund") and Crabbe Huson U.S. Government Money Market Fund ("Money Market Fund") are registered under the Investment Company Act of 1940, as amended. All of the Funds (other than the Oregon Tax-Free Fund) are open-end diversified investment companies. The Oregon Tax-Free Fund (prior to October 1, 1996, the Oregon Municipal Bond Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified investment company. Each of the Funds (other than the Special Fund) is a separate series of the Crabbe Huson Funds, a Delaware business trust offering an unlimited number of shares of beneficial interest without par value. The Special Fund is an Oregon Corporation which currently is authorized to issue 100,000,000 shares of common stock with $.001 par value. All of the Funds offer shares of the Primary Class and effective October 1, 1996, the Small Cap, Asset Allocation, and Equity Funds began offering shares of the Institutional Class. The two classes of shares differ principally in the distribution fees and shareholder servicing fees. The Small Cap Fund was seeded with initial capital of $100,000 in January of 1996, in connection with the Fund's registration with the Securities and Exchange Commission, and commenced investment operations on February 20, 1996.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of financial statements.

SECURITY VALUATION--MONEY MARKET FUND: The securities owned by the Fund are valued based upon the amortized cost method. Pursuant to this method, a security is valued by reference to the acquisition cost as adjusted for amortization of premium or accretion of discount. Although the Fund seeks to maintain the net asset value per share at $1.00, there can be no assurance that the net asset value per share will not vary.

SECURITY VALUATION--ALL OTHER FUNDS: Securities listed or traded on a registered securities exchange, including over-the-counter securities, are valued at the last reported sales price on the date of computation. Where last sale information is not available, the best bid price is used. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees/Directors of the Funds.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Security transactions are accounted for on the trade date. Interest income, consisting of interest accrued plus the accretion of original issue discount and minus the amortization of investment premium,

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996
is recorded daily on the accrual basis. Dividends are recorded on the ex-dividend date. Net realized gains and losses on investments are computed on the first-in, first-out, method. For Funds with more than one class, investment income and realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of shares. Expenses that are directly attributable to a specific fund or class are charged only to that fund or class. Expenses not directly attributable to a specific fund or class are allocated to each fund or class based on its relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS: The Oregon Tax-Free Fund declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the next business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

The Money Market Fund declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the prior business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

The Income Fund and U.S. Government Income Fund declare and distribute dividends from net investment income on the last business day of each month. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December.

The Asset Allocation Fund and Real Estate Fund declare and distribute dividends from net investment income on the last business day of each fiscal quarter. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December. The Asset Allocation Fund's dividends are determined on a class level and capital gains are determined on a fund level.

The Special Fund, Small Cap Fund and Equity Fund expect to declare and distribute to shareholders in December substantially all of the net investment income and net realized capital gains, if any. The Small Cap and Equity Funds' dividends are determined on a class level and capital gains are determined on a fund level.

SHORT SALES: The Special Fund sold securities short during the period. Outstanding short sales at October 31, 1996 are listed in the schedule of investments. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996

When the Special Fund makes a short sale, it must leave the proceeds from the short sale with the broker, and it must deposit with the broker a certain amount of cash or government securities to collateralize its obligation to replace the borrowed securities which have been sold. In addition, the Fund must put in a segregated account (with the Fund's custodian) an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Furthermore, until the Fund replaces the borrowed security, it must daily maintain the segregated account at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Special Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the segregated cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. The amount of the Special Fund's net assets that will at any time be held in collateral deposits or segregated accounts will not exceed 25%. Deposits, held with the broker, bear interest based on the 90-day Treasury Bill rate.

OPTIONS: The Special, Small Cap, Real Estate, Equity, Asset Allocation and Income Funds may write call options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indexes written by others. The purchase of any of these instruments can result in the entire loss on the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security.

When an option is written (sold), an amount equal to the premium received is recorded as a liability. The amount of liability is adjusted daily to reflect the current market value of the option written. When an option written by the Fund expires on its stipulated expiration date, the Fund realizes a gain equal to the net premium received for the option. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call option was written. In the case of either expiration of a written option or a closing purchase transaction, the liability related to such option is extinguished.

Call or put options purchased are accounted for in the same manner as marketable portfolio securities. When a call or put option is exercised, the proceeds from the underlying securities bought or sold are decreased by the premium paid in determining the gain or loss.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996

Options on stock indices differ from options on securities in that the exercise of an option on a stock index is settled in cash and does not involve delivery of the actual underlying security.

REPURCHASE AGREEMENTS: Each of the Funds may engage in repurchase agreement transactions. Repurchase agreements are agreements under which a Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. All repurchase agreements are fully collateralized and marked to market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, a Fund could incur a loss or, if bankruptcy by the seller, a Fund could incur costs and delays in realizing upon the collateral.

ORGANIZATION COSTS: Expenses incurred in connection with the original organization of the Funds are amortized using the sum of the years method. As of October 31, 1996 the initial organization costs for all Funds except for Small Cap Fund and Real Estate Fund have been fully amortized. The Crabbe Huson Group, Inc., the Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption. As more fully discussed in Note 3, costs incurred in connection with the reorganization of the funds have been capitalized and are being amortized over 12 months.

FEDERAL INCOME TAXES: It is each Fund's policy to distribute substantially all of its taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the Statement of Changes in Net Assets.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made, between the capital paid in, undistributed net investment income and undistributed net realized gain
(loss) on investments accounts.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996

For Federal income tax purposes, Income Fund and U.S. Government Income Fund have capital loss carryforwards of $80,487 and $32,881 to be used to offset future realized gains. These losses expire in 2002.

DISTRIBUTOR: The Funds have entered into a distribution agreement with Crabbe Huson Securities, Inc. (the "Distributor"), an affiliated company. The Primary Class shares of each Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, each of the participating Funds' Primary Class shares may pay up to 0.25% of such class's average daily net assets to the Distributor as reimbursement for its actual expenses incurred in the distribution and promotion of such class's shares. There is no distribution fee for the Institutional Class shares.

ADMINISTRATOR: State Street Bank and Trust Company (the "Administrator") serves as administrator of the Funds. The Administrator provides services for the Funds that relate to administration, operations and compliance. The Funds pay the Administrator a fee at the rate of 0.06% of the average net assets of the Funds managed by the Advisor up to $500 million, 0.03% of the next $500 million, and 0.01% of those assets in excess of $1 billion, plus certain out of pocket costs. Each Fund pays its pro rata share of such fee.

DIRECTORS/TRUSTEES FEES: Each of the disinterested trustees/directors are paid an annual retainer of $17,000 and are reimbursed for expenses incurred in attending meetings. Each Fund pays its pro rata share of such fees and expenses based upon its relative asset amounts. For the year ended October 31, 1996, the Funds incurred aggregate fees of $71,828.

FEES PAID INDIRECTLY: The Funds have entered into a custodian, recordkeeping, and pricing agreement with Investors Fiduciary Trust Company ("IFTC"). IFTC's fees for these services are subject to reduction by credits earned by each Fund, based on the cash balances of the Funds held by IFTC as Custodian. For the respective period ended October 31, 1996, credits earned were $920, $481, and $506 for Small Cap Fund, Real Estate Fund, and Money Market Fund.

The Special Fund, Asset Allocation Fund, Equity Fund, and Real Estate Fund, have entered into a directed brokerage agreement with State Street Brokerage Services, Inc. ("SSBSI"). Under this arrangement, SSBSI will pay the Funds a percentage of commissions generated as credits, and used to offset all or a portion of certain outside service providers fees incurred by the Funds. For the year ended October 31, 1996 credits earned of $34,032, $10,601, $51,160 and $0 for Special Fund, Asset Allocation Fund, Equity Fund and Real Estate Fund respectively, were used to offset transfer agency fees.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and income and expenses at the date of the financial statements. Actual results could differ from these estimates.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996

NOTE 2. INVESTMENT ADVISOR AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: The Funds have entered into an investment advisory agreement with The Crabbe Huson Group, Inc. (the "Advisor"), an affiliated company. The investment advisory fee of each Fund is accrued daily and paid semi-monthly. The annual investment advisory fee for each Fund is described below:

                             ASSET ALLOCATION FUND
                                  SPECIAL FUND
                                 SMALL CAP FUND
                                  EQUITY FUND
                                REAL ESTATE FUND

              1.00% of average daily net assets up to $100,000,000
  .85 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .60 of 1% of average daily net assets over $500,000,000

                                  INCOME FUND

            .75 of 1% of average daily net assets up to $100,000,000
  .60 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .50 of 1% of average daily nets assets over $500,000,000

                          U.S. GOVERNMENT INCOME FUND
                               MONEY MARKET FUND
                              OREGON TAX-FREE FUND

            .50 of 1% of average daily net assets up to $500,000,000
 .45 of 1% of average daily net assets between $500,000,000 and $1,000,000,000
           .40 of 1% of average daily net assets over $1,000,000,000

Through October 31, 1997, the Advisor has agreed to reimburse "Other Expenses," including management fees as necessary, to the extent Total Fund Operating Expenses exceed 1.00% of average daily net assets for Small Cap Fund - Institutional Class, Asset Allocation Fund - Institutional Class, and Equity Fund - Institutional Class. With respect to the other funds, the Advisor may at times voluntarily waive its advisory fees or reimburse a Fund's expenses.

NOTE 3. AGREEMENT AND PLAN OF REORGANIZATION

On February 27, 1996 at a joint annual meeting of the shareholders of record at the close of business on December 20, 1995, of all Funds except for Special Fund and Small Cap Fund, shareholders approved an Agreement and Plan of Reorganization and Liquidation (the "Reorganization") in which each Fund would become a separate series of the Crabbe Huson Funds, a business trust organized under the laws of the State of Delaware (the "Trust"). The Small Cap Fund was originally organized as a series of the Delaware

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996
business trust, and was not subject to the reorganization proposal. The Special Fund did not have the required percentage of outstanding shares voted to approve the reorganization and thus remains an Oregon corporation. The Agreement provided, among other things, for the transfer of the assets and liabilities of each Fund to a corresponding series of the Trust. The Agreement provided that in consideration thereof, the shareholders of each Fund would receive an equal amount of shares in the corresponding series of the Trust in exchange for their shares of each Fund, which would subsequently be liquidated and dissolved. The reorganization became effective on October 1, 1996. All of the expenses incurred in connection with the reorganization were paid by each of the respective series' of the Trust and are being amortized over a one year period.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996

NOTE 4. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares of the Funds were as follows:

                                                             THE CRABBE HUSON
                                                            SPECIAL FUND, INC.
                                          ------------------------------------------------------
                                                   SHARES                      AMOUNT
                                          ------------------------------------------------------
                                          YEAR ENDED   YEAR ENDED    YEAR ENDED     YEAR ENDED
                                          OCTOBER 31,  OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                             1996         1995          1996           1995
                                          ------------------------------------------------------
Shares sold                               16,617,712   65,374,197   $ 233,860,994  $ 928,135,711
Shares issued in reinvestment of
 dividends                                 3,308,309       78,213      45,480,552      1,030,774
                                                  ----------------------------------------------
                                          19,926,021   65,452,410     279,341,546    929,166,485
Shares redeemed                           (48,496,931) (24,491,886)  (678,892,763)  (350,637,123)
                                                  ----------------------------------------------
Net increase (decrease)                   (28,570,910) 40,960,524   $(399,551,217) $ 578,529,362
                                                  ----------------------------------------------
                                                  ----------------------------------------------

                                                         CRABBE HUSON SMALL CAP FUND
                                                                PRIMARY CLASS
                                          ---------------------------------------------------------
                                                    SHARES                        AMOUNT
                                          ---------------------------------------------------------
                                          PERIOD ENDED                  PERIOD ENDED
                                          OCTOBER 31,                   OCTOBER 31,
                                             1996*                         1996*
                                          ---------------------------------------------------------
Shares sold                                2,043,129                    $22,018,325
Shares issued in reinvestment of
 dividends                                         0                              0
                                                 --------------------------------------------------
                                           2,043,129                     22,018,325
Shares redeemed                             (314,513)                    (3,478,097)
                                                 --------------------------------------------------
Net increase (decrease)                    1,728,616                    $18,540,228
                                                 --------------------------------------------------
                                                 --------------------------------------------------

                                                         CRABBE HUSON SMALL CAP FUND
                                                             INSTITUTIONAL CLASS
                                          ---------------------------------------------------------
                                                    SHARES                        AMOUNT
                                          ---------------------------------------------------------
                                          PERIOD ENDED                  PERIOD ENDED
                                          OCTOBER 31,                   OCTOBER 31,
                                             1996**                        1996**
                                          ---------------------------------------------------------
Shares sold                                 137,489                      $1,519,249
Shares issued in reinvestment of
 dividends                                        0                               0
                                                 --------------------------------------------------
                                            137,489                       1,519,249
Shares redeemed                                   0                               0
                                                 --------------------------------------------------
Net increase (decrease)                     137,489                      $1,519,249
                                                 --------------------------------------------------
                                                 --------------------------------------------------

                                                   CRABBE HUSON ASSET ALLOCATION FUND
                                                              PRIMARY CLASS
                                          -----------------------------------------------------
                                                   SHARES                      AMOUNT
                                          -----------------------------------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                             1996          1995          1996          1995
                                          -----------------------------------------------------
Shares sold                                3,015,467     3,651,020    $39,902,669  $ 47,567,984
Shares issued in reinvestment of
 dividends                                   969,482       213,856    12,786,682      2,807,183
                                                   --------------------------------------------
                                           3,984,949     3,864,876    52,689,351     50,375,167
Shares redeemed                           (4,657,739)   (2,415,859)   (61,385,618)  (31,368,205)
                                                   --------------------------------------------
Net increase (decrease)                     (672,790)    1,449,017    $(8,696,267) $ 19,006,962
                                                   --------------------------------------------
                                                   --------------------------------------------

 *For the period from February 20, 1996 (commencement of operations) to October 31, 1996.
**For the period from October 10, 1996 (commencement of operations) to October 31, 1996.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996
NOTE 4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in capital shares of the Funds were as follows:

                                                     CRABBE HUSON ASSET ALLOCATION FUND
                                                             INSTITUTIONAL CLASS
                                          ---------------------------------------------------------
                                                    SHARES                        AMOUNT
                                          ---------------------------------------------------------
                                          PERIOD ENDED                  PERIOD ENDED
                                          OCTOBER 31,                   OCTOBER 31,
                                             1996*                         1996*
                                          ---------------------------------------------------------
Shares sold                                 187,617                      $2,510,320
Shares issued in reinvestment of
 dividends                                    1,105                          14,781
                                                 --------------------------------------------------
                                            188,722                       2,525,101
Shares redeemed                                   0                               0
                                                 --------------------------------------------------
Net increase (decrease)                     188,722                      $2,525,101
                                                 --------------------------------------------------
                                                 --------------------------------------------------

                                                         CRABBE HUSON EQUITY FUND
                                                              PRIMARY CLASS
                                          ------------------------------------------------------
                                                   SHARES                      AMOUNT
                                          ------------------------------------------------------
                                          YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          OCTOBER 31,  OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                             1996         1995           1996           1995
                                          ------------------------------------------------------
Shares sold                               11,091,787   16,135,368    $ 208,125,323  $277,119,565
Shares issued in reinvestment of
 dividends                                 1,173,785       79,947       21,649,846     1,237,639
                                                  ----------------------------------------------
                                          12,265,572   16,215,315      229,775,169   278,357,204
Shares redeemed                           (11,190,672) (4,218,957)    (211,612,310)  (72,930,361)
                                                  ----------------------------------------------
Net increase (decrease)                    1,074,900   11,996,358    $  18,162,859  $205,426,843
                                                  ----------------------------------------------
                                                  ----------------------------------------------

                                                          CRABBE HUSON EQUITY FUND
                                                             INSTITUTIONAL CLASS
                                          ---------------------------------------------------------
                                                    SHARES                        AMOUNT
                                          ---------------------------------------------------------
                                          PERIOD ENDED                  PERIOD ENDED
                                          OCTOBER 31,                   OCTOBER 31,
                                             1996**                        1996**
                                          ---------------------------------------------------------
Shares sold                                 232,349                      $4,605,156
Shares issued in reinvestment of
 dividends                                        0                               0
                                                 --------------------------------------------------
                                            232,349                       4,605,156
Shares redeemed                              (6,076)                       (120,000)
                                                 --------------------------------------------------
Net increase (decrease)                     226,273                      $4,485,156
                                                 --------------------------------------------------
                                                 --------------------------------------------------

                                                        CRABBE HUSON REAL ESTATE
                                                              PRIMARY CLASS
                                          -----------------------------------------------------
                                                   SHARES                      AMOUNT
                                          -----------------------------------------------------
                                          YEAR ENDED    YEAR ENDED     YEAR ENDED   YEAR ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                             1996          1995           1996         1995
                                          -----------------------------------------------------
Shares sold                                1,378,623      821,200     $ 14,907,333  $7,937,889
Shares issued in reinvestment of
 dividends                                    48,016       36,962          498,344     357,391
                                                   --------------------------------------------
                                           1,426,639      858,162       15,405,677   8,295,280
Shares redeemed                           (1,603,237)    (822,760)     (16,878,311) (7,975,781 )
                                                   --------------------------------------------
Net increase (decrease)                     (176,598)      35,402     $ (1,472,634) $  319,499
                                                   --------------------------------------------
                                                   --------------------------------------------

 *For the period from October 28, 1996 (commencement of operations) to October 31, 1996.
**For the period from October 3, 1996 (commencement of operations) to October 31, 1996.

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996
NOTE 4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

Transactions in capital shares of the Funds were as follows:

                                                   CRABBE HUSON OREGON TAX-FREE FUND
                                                             PRIMARY CLASS
                                          ----------------------------------------------------
                                                   SHARES                      AMOUNT
                                          ----------------------------------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                             1996          1995          1996         1995
                                          ----------------------------------------------------
Shares sold                                 261,030       552,364     $3,286,985   $6,744,052
Shares issued in reinvestment of
 dividends                                   75,204        73,838        941,352      906,976
                                                   -------------------------------------------
                                            336,234       626,202      4,228,337    7,651,028
Shares redeemed                            (470,511)     (822,850)    (5,872,664 ) (9,931,939)
                                                   -------------------------------------------
Net increase (decrease)                    (134,277)     (196,648)    $(1,644,327) $(2,280,911)
                                                   -------------------------------------------
                                                   -------------------------------------------

                                                        CRABBE HUSON INCOME FUND
                                                             PRIMARY CLASS
                                          ----------------------------------------------------
                                                   SHARES                      AMOUNT
                                          ----------------------------------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                             1996          1995          1996         1995
                                          ----------------------------------------------------
Shares sold                                  192,421       398,837    $1,964,440   $3,890,790
Shares issued in reinvestment of
 dividends                                    27,472        33,473       279,126      329,268
                                                   -------------------------------------------
                                             219,893       432,310     2,243,566    4,220,058
Shares redeemed                             (460,625)     (274,572)   (4,704,632 ) (2,699,168 )
                                                   -------------------------------------------
Net increase (decrease)                     (240,732)      157,738    $(2,461,066) $1,520,890
                                                   -------------------------------------------
                                                   -------------------------------------------

                                                CRABBE HUSON U.S. GOVERNMENT INCOME FUND
                                                             PRIMARY CLASS
                                          ----------------------------------------------------
                                                   SHARES                      AMOUNT
                                          ----------------------------------------------------
                                          YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                          OCTOBER 31,   OCTOBER 31,   OCTOBER 31,  OCTOBER 31,
                                             1996          1995          1996         1995
                                          ----------------------------------------------------
Shares sold                                 257,510       320,552     $2,731,392   $3,315,281
Shares issued in reinvestment of
 dividends                                   28,445        33,757        302,807      351,187
                                                   -------------------------------------------
                                            285,955       354,309      3,034,199    3,666,468
Shares redeemed                            (277,647)     (464,645)    (2,946,194 ) (4,812,243)
                                                   -------------------------------------------
Net increase (decrease)                       8,308      (110,336)    $   88,005   $(1,145,775)
                                                   -------------------------------------------
                                                   -------------------------------------------


                                                               PRIMARY CLASS
                                          --------------------------------------------------------
                                                     SHARES                       AMOUNT
                                          --------------------------------------------------------
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                           OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                              1996           1995           1996          1995
                                          --------------------------------------------------------
Shares sold                                 116,487,103    166,147,604   116,487,103  $166,147,604
Shares issued in reinvestment of
 dividends                                    1,506,752      1,738,682     1,506,752     1,738,682
                                                  ------------------------------------------------
                                            117,993,855    167,886,286   117,993,855   167,886,286
Shares redeemed                            (130,537,378)  (145,554,619) (130,537,378) (145,554,619)
                                                  ------------------------------------------------
Net increase (decrease)                     (12,543,523)    22,331,667  $(12,543,523) $ 22,331,667
                                                  ------------------------------------------------
                                                  ------------------------------------------------

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996
NOTE 5. INVESTMENT TRANSACTIONS

For the year ended October 31, 1996, Crabbe Huson U.S. Government Money Market Fund had aggregate security purchases and sales (including maturities) of $236,735,025 and $251,795,872, respectively at October 31, 1996. Aggregate purchases, sales and maturities for the period ended October 31, 1996 (excluding short-term securities) for the remaining Funds, are as follows:

                                                                                  CRABBE HUSON
                                           THE CRABBE HUSON     CRABBE HUSON    ASSET ALLOCATION   CRABBE HUSON
                                          SPECIAL FUND, INC.   SMALL CAP FUND         FUND         EQUITY FUND
                                          ---------------------------------------------------------------------
Purchases:                                   $205,719,348       $16,970,598       $331,272,241     $497,228,976
                                          ---------------------------------------------------------------------
                                          ---------------------------------------------------------------------
Sales and Maturities:                         530,112,170         2,460,186        353,274,652     481,537,406
                                          ---------------------------------------------------------------------
                                          ---------------------------------------------------------------------
Gross Unrealized Appreciation (Depreciation) at October 31,
 1996:
For federal income tax purposes
Appreciation                                   63,920,933         1,102,736          8,989,245     46,920,787
Depreciation                                  (71,102,705)       (1,017,820)        (2,114,674)    (12,323,663 )
                                          ---------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)                              $ (7,181,772)      $    84,916       $  6,874,571     $34,597,124
                                          ---------------------------------------------------------------------
                                          ---------------------------------------------------------------------

                                           CRABBE HUSON      CRABBE HUSON                    CRABBE HUSON
                                            REAL ESTATE     OREGON TAX-FREE   CRABBE HUSON  U.S. GOVERNMENT
                                          INVESTMENT FUND        FUND         INCOME FUND     INCOME FUND
                                          -----------------------------------------------------------------
Purchases:                                 $ 18,442,444       $ 4,283,113     $27,601,117    $ 18,057,963
                                          -----------------------------------------------------------------
                                          -----------------------------------------------------------------
Sales and Maturities:                        21,733,887         5,766,237     29,857,906       17,975,039
                                          -----------------------------------------------------------------
                                          -----------------------------------------------------------------
Gross Unrealized Appreciation (Depreciation) at October
 31, 1996:
For federal income tax purposes
Appreciation                                  1,357,171         1,016,742        116,071           38,620
Depreciation                                   (109,373)          (91,565)       (31,586  )       (46,118)
                                          -----------------------------------------------------------------
Net unrealized appreciation
 (depreciation)                            $  1,247,798       $   925,177     $   84,485     $     (7,498)
                                          -----------------------------------------------------------------
                                          -----------------------------------------------------------------

CRABBE HUSON FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

October 31, 1996

NOTE 6. SUBSEQUENT EVENT

The Real Estate Fund's sub-advisor, Aldrich, Eastman & Waltch, L.P., was acquired by New England Investment Companies, L.P., effective December 10, 1996. The Crabbe Huson Funds have filed a proxy statement with the Securities and Exchange Commission seeking shareholder vote to approve the change in the sub-advisor.

THE CRABBE HUSON SPECIAL FUND, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report. For the year or period ended October 31, 1996, calculations are based for a share outstanding during the period. For years or periods ending prior to November 1, 1995, calculations are based on average number of shares outstanding for each year or period.

                                                                               YEAR ENDED
                                               ---------------------------------------------------------------------------
                                               10/31/96   10/31/95   10/31/94   10/31/93   10/31/92   10/31/91   10/31/90
                                               ---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $13.80     $14.08     $11.82      $8.36     $12.05      $8.78     $11.49
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.14       0.27       0.05      (0.08)     (0.02)      0.04       0.15
Net Realized & Unrealized Gain (Loss)
 on Investments..............................       0.55      (0.29)      2.30       3.54      (1.62)      4.01      (1.43)
                                               ---------------------------------------------------------------------------
    Total from Investment Operations.........       0.69      (0.02)      2.35       3.46      (1.64)      4.05      (1.28)
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income......................................       0.14       0.02       0.00       0.00       0.03       0.14       0.22
Distributions in excess of Net Investment
 Income......................................       0.07       0.00       0.09       0.00       2.02       0.64       1.21
Distributions from Capital Gains.............       0.21       0.24       0.00       0.00       0.00       0.00       0.00
Distributions in excess of Capital Gains.....       0.36       0.00       0.00       0.00       0.00       0.00       0.00
                                               ---------------------------------------------------------------------------
    Total Distributions......................       0.78       0.26       0.09       0.00       2.05       0.78       1.43
NET ASSET VALUE, END OF PERIOD...............     $13.71     $13.80     $14.08     $11.82      $8.36     $12.05      $8.78
TOTAL RETURN.................................       5.03%      1.78%     22.40%     41.39%      8.11%     49.58%    (10.90)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............   $481,039   $878,560   $319,811   $238,167     $5,857     $3,542     $2,926
Ratio of Expenses to Average Net Assets......       1.37%(a)      1.40%      1.44%      1.57%      1.74%      1.92%      2.00%
Ratio of Net Investment Income to Average Net
 Assets......................................       0.72%      1.95%      0.39%     (0.73)%     (0.25)%      0.32%      1.55%
Portfolio Turnover Rate......................      32.88%    122.97%    146.44%     73.29%    102.27%    256.68%    314.73%
Average Commission Rate......................    $0.0358(b)        --        --        --         --         --         --

                                                                       PERIOD
                                                                       ENDED
                                                                     ----------
                                               10/31/89   10/31/88   10/31/87(C)

NET ASSET VALUE, BEGINNING OF PERIOD.........      $9.69      $8.13     $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.21      (0.05)     (0.04 )
Net Realized & Unrealized Gain (Loss)
 on Investments..............................       1.59       1.61      (1.83 )

    Total from Investment Operations.........       1.80       1.56      (1.87 )
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income......................................       0.00       0.00       0.00
Distributions in excess of Net Investment
 Income......................................       0.00       0.00       0.00
Distributions from Capital Gains.............       0.00       0.00       0.00
Distributions in excess of Capital Gains.....       0.00       0.00       0.00

    Total Distributions......................       0.00       0.00       0.00
NET ASSET VALUE, END OF PERIOD...............     $11.49      $9.69      $8.13
TOTAL RETURN.................................      18.68%     19.63%    (30.32)%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............     $3,356     $4,393     $1,892
Ratio of Expenses to Average Net Assets......       2.00%      3.94%      2.60%(d)
Ratio of Net Investment Income to Average Net
 Assets......................................       1.96%      3.34%      0.05%(d)
Portfolio Turnover Rate......................     275.62%    155.12%      3.90%
Average Commission Rate......................         --         --         --

THE CRABBE HUSON SPECIAL FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               YEAR ENDED
                                               ---------------------------------------------------------------------------
                                               10/31/96   10/31/95   10/31/94   10/31/93   10/31/92   10/31/91   10/31/90
                                               ---------------------------------------------------------------------------
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......       1.37%(a)      1.40%      1.54%      1.59%      2.18%      2.40%      2.86%
Ratio of Net Investment Income to Average Net
 Assets......................................       0.72%      1.95%      0.29%     (0.75)%     (0.69)%     (0.15)%      0.70%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......       1.37%        --         --         --         --         --         --
Ratio of Net Investment Income to Average Net
 Assets......................................       0.72%        --         --         --         --         --         --

                                                                       PERIOD
                                                                       ENDED
                                                                     ----------
                                               10/31/89   10/31/88   10/31/87(C)

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REI
Ratio of Expenses to Average Net Assets......       2.44%        --         --
Ratio of Net Investment Income to Average Net
 Assets......................................       1.53%        --         --
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......         --         --         --
Ratio of Net Investment Income to Average Net
 Assets......................................         --         --         --

-------------------

(a) Ratios include expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(b) Disclosure of the average commission rate paid relates to the purchase and sale of investment securities and is required for funds that invest greater than 10% of average net assets in equity transactions. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(c)  Commencement of operations - 4/9/87.
(d)  Computed on an annualized basis.
(e)  Commencement of operations - 2/20/96.
(f)  Commencement of operations - 10/10/96.
(g)  Commencement of operations - 1/31/89.
(h)  Commencement of operations - 10/28/96.
(i)  Commencement of operations - 10/3/96.
(j)  Commencement of operations - 4/4/94.
(k) The Fund's fiscal year was changed from 9/30 to 10/31, effective 10/31/87, which represents a conformed 12 month period.

CRABBE HUSON SMALL CAP FUND - PRIMARY CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PERIOD ENDED
                                                 10/30/96(E)
                                               ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........        $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................          0.03
Net Realized & Unrealized Gain (Loss) on
 Investments.................................          0.99
                                               ----------------
    Total from Investment Operations.........          1.02
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....          0.00
Distributions in excess of Net Investment
 Income......................................          0.00
Distributions from Capital Gains.............          0.00
                                               ----------------
    Total Distributions......................          0.00
NET ASSET VALUE, END OF PERIOD...............        $11.02
TOTAL RETURN.................................         10.20%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............       $19,156
Ratio of Expenses to Average Net Assets......          1.50% (a)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................          0.70% (d)
Portfolio Turnover Rate......................         39.34%
Average Commission Rate......................       $0.0275    (b)
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......          2.32% (a)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................         (0.11    )% (d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......          1.51% (d)
Ratio of Net Investment Income to Average Net
 Assets......................................          0.71% (d)

See footnotes on page 75.

CRABBE HUSON SMALL CAP FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PERIOD ENDED
                                                 10/31/96(F)
                                               ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........        $11.05
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................          0.00
Net Realized & Unrealized Gain (Loss) on
 Investments.................................         (0.04)
                                               ----------------
    Total from Investment Operations.........         (0.04    )
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....          0.00
Distributions in excess of Net Investment
 Income......................................          0.00
Distributions from Capital Gains.............          0.00
                                               ----------------
    Total Distributions......................          0.00
NET ASSET VALUE, END OF PERIOD...............        $11.01
TOTAL RETURN.................................         (0.36    )%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............        $1,514
Ratio of Expenses to Average Net Assets......          1.00% (a)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................         (0.43    )% (d)
Portfolio Turnover Rate......................         39.34%
Average Commission Rate......................       $0.0275    (b)
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......          3.55% (a)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................         (2.98    )% (d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......          1.00% (d)
Ratio of Net Investment Income to Average Net
 Assets......................................         (0.43    )% (d)

See footnotes on page 75.

CRABBE HUSON ASSET ALLOCATION FUND - PRIMARY CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                           YEAR ENDED
                                                               ------------------------------------------------------------------
                                                               10/31/96   10/31/95   10/31/94    10/31/93    10/31/92   10/31/91
                                                               ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................     $13.64     $12.87     $13.52     $11.68      $11.00       $9.24
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................................       0.30       0.34       0.30       0.23        0.35        0.41
Net Realized & Unrealized Gain (Loss) on Investments.........       0.88       1.21      (0.08)      2.09        0.82        1.82
                                                               ------------------------------------------------------------------
    Total from Investment Operations.........................       1.18       1.55       0.22       2.32        1.17        2.23
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....................       0.30       0.33       0.29       0.24        0.35        0.43
Distributions in excess of Net Investment Income.............       0.00       0.00       0.00       0.00        0.00        0.00
Distributions from Capital Gains.............................       0.64       0.45       0.58       0.24        0.14        0.04
Distributions in excess of Capital Gains.....................       0.49       0.00       0.00       0.00        0.00        0.00
                                                               ------------------------------------------------------------------
    Total Distributions......................................       1.43       0.78       0.87       0.48        0.49        0.47
NET ASSET VALUE, END OF PERIOD...............................     $13.39     $13.64     $12.87     $13.52      $11.68      $11.00
TOTAL RETURN.................................................       8.96%     13.00%      2.66%     20.93%      11.25%      24.55%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............................   $125,018   $136,530   $110,152    $85,390     $55,099     $23,893
Ratio of Expenses to Average Net Assets......................       1.47%(a)      1.48%      1.44%      1.46%      1.52%      1.76%
Ratio of Net Investment Income to Average Net Assets.........       2.22%      2.57%      2.30%      1.85%       3.02%       3.97%
Portfolio Turnover Rate......................................     252.29%    225.70%    149.19%    116.10%     155.26%     157.89%
Average Commission Rate......................................    $0.0536(b)        --        --        --          --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......................       1.47%(a)      1.49%      1.52%      1.54%      1.62%      1.79%
Ratio of Net Investment Income to Average Net Assets.........       2.22%      2.56%      2.22%      1.77%       2.92%       3.94%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......................       1.46%        --         --         --          --          --
Ratio of Net Investment Income to Average Net Assets.........       2.22%        --         --         --          --          --

                                                                             PERIOD
                                                                              ENDED
                                                                           -----------
                                                                10/31/90   10/31/89(G)

NET ASSET VALUE, BEGINNING OF PERIOD.........................     $10.69      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................................       0.46        0.40
Net Realized & Unrealized Gain (Loss) on Investments.........      (1.12 )      0.29

    Total from Investment Operations.........................      (0.66 )      0.69
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....................       0.72        0.00
Distributions in excess of Net Investment Income.............       0.00        0.00
Distributions from Capital Gains.............................       0.07        0.00
Distributions in excess of Capital Gains.....................       0.00        0.00

    Total Distributions......................................       0.79        0.00
NET ASSET VALUE, END OF PERIOD...............................      $9.24      $10.69
TOTAL RETURN.................................................      (6.40 )%      9.30%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............................    $13,174     $12,578
Ratio of Expenses to Average Net Assets......................       1.90%       1.91%(d)
Ratio of Net Investment Income to Average Net Assets.........       4.51%       5.02%(d)
Portfolio Turnover Rate......................................     161.72%      88.14%
Average Commission Rate......................................         --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......................       1.93%       1.93%(d)
Ratio of Net Investment Income to Average Net Assets.........       4.49%       5.00%(d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......................         --          --
Ratio of Net Investment Income to Average Net Assets.........         --          --

See footnotes on page 75.

CRABBE HUSON ASSET ALLOCATION FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PERIOD ENDED
                                                 10/31/96(H)
                                               ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........        $13.38
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................          0.01
Net Realized & Unrealized Gain (Loss) on
 Investments.................................          0.08
                                               ----------------
    Total from Investment Operations.........          0.09
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....          0.01
Distributions in excess of Net Investment
 Income......................................          0.07
Distributions from Capital Gains.............          0.00
                                               ----------------
    Total Distributions......................          0.08
NET ASSET VALUE, END OF PERIOD...............        $13.39
TOTAL RETURN.................................          0.59%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............        $2,526
Ratio of Expenses to Average Net Assets......          1.00% (a)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................          2.87% (d)
Portfolio Turnover Rate......................        252.29%
Average Commission Rate......................       $0.0536    (b)
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......          2.00% (a)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................          1.87% (d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......          1.00% (d)
Ratio of Net Investment Income to Average Net
 Assets......................................          2.87% (d)

See footnotes on page 75.

CRABBE HUSON EQUITY FUND - PRIMARY CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          YEAR ENDED
                                                              ------------------------------------------------------------------
                                                              10-31-96   10-31-95   10-31-94    10-31-93    10-31-92   10-31-91
                                                              ------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................     $18.17     $16.44     $16.08     $13.03      $12.57       $8.54
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.......................................       0.11       0.22       0.19       0.10        0.20        0.19
Net Realized & Unrealized Gain (Loss) on Investments........       2.33       1.75       0.57       3.45        0.92        4.15
                                                              ------------------------------------------------------------------
    Total from investment operations........................       2.44       1.97       0.76       3.55        1.12        4.34
LESS DISTRIBUTIONS
Distributions from Net Investment Income....................       0.11       0.09       0.04       0.11        0.10        0.31
Distributions in excess of Net Investment Income............       0.06       0.00       0.00       0.00        0.00        0.00
Distributions from Capital Gains............................       0.94       0.15       0.36       0.39        0.56        0.00
                                                              ------------------------------------------------------------------
    Total distributions.....................................       1.11       0.24       0.40       0.50        0.66        0.31
NET ASSET VALUE, END OF PERIOD..............................     $19.50     $18.17     $16.44     $16.08      $13.03      $12.57
TOTAL RETURN................................................      13.78%     13.37%      7.89%     29.90%      12.48%      52.44%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...........................   $436,578   $387,184   $153,105    $34,520     $13,429      $5,930
Ratio of Expenses to Average Net Assets.....................       1.38%(a)      1.40%      1.45%      1.49%      1.55%      1.84%
Ratio of Net Investment Income to Average Net Assets........       0.56%      1.30%      1.18%      0.67%       1.57%       1.60%
Portfolio Turnover Rate.....................................     117.00%     92.43%    106.49%    114.38%     180.72%     171.82%
Average Commission Rate.....................................    $0.0530(b)        --        --        --          --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.....................       1.38%(a)      1.30%      1.56%      1.64%      1.93%      2.41%
Ratio of Net Investment Income to Average Net Assets........       0.56%      1.28%      1.06%      0.52%       1.18%       1.03%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.....................       1.37%        --         --         --          --          --
Ratio of Net Investment Income to Average Net Assets........       0.57%        --         --         --          --          --

                                                                            PERIOD
                                                                             ENDED
                                                                          -----------
                                                               10-31-90   10-31-89(G)

NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.50      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.......................................       0.25        0.31
Net Realized & Unrealized Gain (Loss) on Investments........      (1.67 )      0.19

    Total from investment operations........................      (1.42 )      0.50
LESS DISTRIBUTIONS
Distributions from Net Investment Income....................       0.39        0.00
Distributions in excess of Net Investment Income............       0.00        0.00
Distributions from Capital Gains............................       0.15        0.00

    Total distributions.....................................       0.54        0.00
NET ASSET VALUE, END OF PERIOD..............................      $8.54      $10.50
TOTAL RETURN................................................     (14.97 )%      6.72%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)...........................     $2,944      $5,018
Ratio of Expenses to Average Net Assets.....................       1.93%       1.69%(d)
Ratio of Net Investment Income to Average Net Assets........       2.56%       3.98%(d)
Portfolio Turnover Rate.....................................     265.25%      90.54%
Average Commission Rate.....................................         --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets.....................       2.66%       1.97%(d)
Ratio of Net Investment Income to Average Net Assets........       1.83%       3.68%(d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets.....................         --          --
Ratio of Net Investment Income to Average Net Assets........         --          --

See footnotes on page 75.

CRABBE HUSON EQUITY FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 PERIOD ENDED
                                                 10/31/96(I)
                                               ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........        $19.82
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................          0.00
Net Realized & Unrealized Gain (Loss) on
 Investments.................................         (0.31)
                                               ----------------
    Total from Investment Operations.........         (0.31    )
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....          0.00
Distributions in excess of Net Investment
 Income......................................          0.00
Distributions from Capital Gains.............          0.00
                                               ----------------
    Total Distributions......................          0.00
NET ASSET VALUE, END OF PERIOD...............        $19.51
TOTAL RETURN.................................         (1.56    )%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............        $4,415
Ratio of Expenses to Average Net Assets......          1.00% (a)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................          0.15% (d)
Portfolio Turnover Rate......................        117.00%
Average Commission Rate......................       $0.0530    (b)
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......          1.58% (a)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................         (0.43    )% (d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......          1.00% (d)
Ratio of Net Investment Income to Average Net
 Assets......................................          0.15% (d)

See footnotes on page 75.

CRABBE HUSON REAL ESTATE INVESTMENT FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     YEAR ENDED          PERIOD ENDED
                                               ----------------------  ----------------
                                                10/31/96    10/31/95     10/31/94(J)
                                               ----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........      $9.69       $9.50         $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.38        0.44           0.37
Net Realized & Unrealized Gain (Loss) on
 Investments.................................       2.01        0.31          (0.64    )
                                               ----------------------------------------
    Total from Investment Operations.........       2.39        0.75          (0.27    )
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....       0.38        0.44           0.23
Distributions in excess of Net Investment
 Income......................................       0.00        0.00           0.00
Distributions from Capital Gains.............       0.12        0.12           0.00
                                               ----------------------------------------
    Total Distributions......................       0.50        0.56           0.23
NET ASSET VALUE, END OF PERIOD...............     $11.58       $9.69          $9.50
TOTAL RETURN.................................      25.39%       8.31%         (3.25    )%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............    $20,649     $18,986        $18,280
Ratio of Expenses to Average Net Assets......       1.50%(a)      1.50%         1.01    %(d)
Ratio of Net Investment Income to Average Net
 Assets......................................       3.59%       4.59%          6.30    %(d)
Portfolio Turnover Rate......................     120.19%      59.53%         43.30%
Average Commission Rate......................    $0.0570 (b)        --           --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......       1.88%(a)      1.89%         2.03    %(d)
Ratio of Net Investment Income to Average Net
 Assets......................................       3.21%       4.20%          5.28    %(d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......       1.50%         --             --
Ratio of Net Investment Income to Average Net
 Assets......................................       3.59%         --             --

See footnotes on page 75.

CRABBE HUSON OREGON TAX FREE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                             YEAR ENDED
                                               ----------------------------------------------------------------------
                                                10/31/96    10/31/95    10/31/94    10/31/93    10/31/92    10/31/91
                                               ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $12.62      $11.99      $12.80      $12.20      $12.14      $11.74
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.54        0.55        0.54        0.57        0.62        0.64
Net Realized & Unrealized Gain (Loss) on
 Investments.................................      (0.12 )      0.70       (0.80 )      0.69        0.15        0.48
                                               ----------------------------------------------------------------------
    Total from Investment Operations.........       0.42        1.25       (0.26 )      1.26        0.77        1.12
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....       0.54        0.55        0.54        0.57        0.62        0.65
Distributions in excess of Net Investment
 Income......................................       0.00        0.00        0.00        0.00        0.00        0.00
Distributions from Capital Gains.............       0.00        0.07        0.01        0.09        0.09        0.07
                                               ----------------------------------------------------------------------
    Total Distributions......................       0.54        0.62        0.55        0.66        0.71        0.72
NET ASSET VALUE, END OF PERIOD...............     $12.50      $12.62      $11.99      $12.80      $12.20      $12.14
TOTAL RETURN.................................       3.43%      10.66%      (2.06 )%     10.71%      6.51%       9.85%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............    $26,135     $28,070     $29,046     $29,408     $20,296     $18,383
Ratio of Expenses to Average Net Assets......       0.98%(a)      0.98%      0.98%      1.05%       1.11%       1.21%
Ratio of Net Investment Income to Average Net
 Assets......................................       4.33%       4.45%       4.37%       4.51%       5.04%       5.36%
Portfolio Turnover Rate......................      15.64%      22.91%      20.58%      11.62%      25.30%      53.40%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......       1.04%(a)      1.08%      1.08%      1.09%       1.13%       1.24%
Ratio of Net Investment Income to Average Net
 Assets......................................       4.27%       4.35%       4.26%       4.46%       5.01%       5.34%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......       0.98%         --          --          --          --          --
Ratio of Net Investment Income to Average Net
 Assets......................................       4.33%         --          --          --          --          --

See footnotes on page 75.

CRABBE HUSON OREGON TAX FREE FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       YEAR ENDED
                                               ----------------------------------------------------------
                                                10/31/90    10/31/89    10/31/88   10/31/87(K)  9/30/87
                                               ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $11.72      $11.72      $11.08      $12.15      $11.93
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................       0.63        0.68        0.64        0.73        0.73
Net Realized & Unrealized
Gain (Loss) on Investments...................       0.05        0.08        0.64       (0.99 )     (0.80 )
                                               ----------------------------------------------------------
    Total from Investment Operations.........       0.68        0.76        1.28       (0.26 )     (0.07 )
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....       0.64        0.67        0.64        0.73        0.73
Distributions in excess of Net Investment
 Income......................................       0.00        0.00        0.00        0.00        0.00
Distributions from Capital Gains.............       0.02        0.09        0.00        0.08        0.08
                                               ----------------------------------------------------------
    Total Distributions......................       0.66        0.76        0.64        0.81        0.81
NET ASSET VALUE, END OF PERIOD...............     $11.74      $11.72      $11.72      $11.08      $11.05
TOTAL RETURN.................................       6.00%       6.67%      12.02%      (1.95 )%     (0.95 )%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............    $18,766     $19,173     $20,058     $14,277     $14,165
Ratio of Expenses to Average Net Assets......       1.38%       1.04%       1.21%       1.14%       1.31%
Ratio of Net Investment Income to Average Net
 Assets......................................       5.41%       5.82%       5.53%       5.66%       6.43%
Portfolio Turnover Rate......................      58.52%      45.25%      31.44%      19.18%      18.73%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......       1.55%       1.16%       1.32%         --          --
Ratio of Net Investment Income to Average Net
 Assets......................................       5.23%       5.71%       5.42%         --          --
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......         --          --          --          --          --
Ratio of Net Investment Income to Average Net
 Assets......................................         --          --          --          --          --

See footnotes on page 75.

CRABBE HUSON INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               YEAR ENDED
                                           ----------------------------------------------------------------------------------
                                            10/31/96    10/31/95    10/31/94    10/31/93    10/31/92    10/31/91    10/31/90
                                           ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $10.26       $9.71      $10.75      $10.90      $10.63      $10.01      $10.27
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income....................        0.54        0.53        0.50        0.46        0.66        0.70        0.69
Net Realized & Unrealized
 Gain (Loss) on Investments..............       (0.05)       0.58       (0.76)       0.33        0.36        0.62       (0.24)
                                           ----------------------------------------------------------------------------------
    Total from Investment Operations.....        0.49        1.11       (0.26)       0.79        1.02        1.32        0.45
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income..................................        0.54        0.53        0.50        0.49        0.66        0.70        0.69
Distributions in excess of Net Investment
 Income..................................        0.01        0.03        0.01        0.00        0.00        0.00        0.00
Distributions from Capital Gains.........        0.00        0.00        0.27        0.45        0.09        0.00        0.02
                                           ----------------------------------------------------------------------------------
    Total Distributions..................        0.55        0.56        0.78        0.94        0.75        0.70        0.71
NET ASSET VALUE, END OF PERIOD...........      $10.20      $10.26       $9.71      $10.75      $10.90      $10.63      $10.01
TOTAL RETURN.............................        4.94%      11.92%      (2.71)%       7.73%       9.74%      13.51%       4.43%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)........      $4,694      $7,190      $5,273      $5,697      $5,634      $5,486      $2,123
Ratio of Expenses to Average Net
 Assets..................................        0.80%(a)       0.80%       0.80%       0.81%       0.90%       0.98%       1.51%
Ratio of Net Investment Income to Average
 Net Assets..............................        5.31%       5.47%       4.92%       4.34%       6.09%       6.82%       6.89%
Portfolio Turnover Rate..................      468.75%     543.15%     306.79%     260.22%     227.45%     115.76%      73.76%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net
 Assets..................................        2.29%(a)       1.95%       2.16%       1.96%       1.94%       2.42%       3.07%
Ratio of Net Investment Income to Average
 Net Assets..............................        3.82%       4.32%       3.56%       3.19%       5.06%       5.38%       5.33%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net
 Assets..................................        0.80%         --          --          --          --          --          --
Ratio of Net Investment Income to Average
 Net Assets..............................        5.31%         --          --          --          --          --          --

                                             PERIOD
                                             ENDED
                                           ----------
                                           10/31/89(G)

NET ASSET VALUE, BEGINNING OF PERIOD.....      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income....................        0.55
Net Realized & Unrealized
 Gain (Loss) on Investments..............        0.28

    Total from Investment Operations.....        0.83
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income..................................        0.56
Distributions in excess of Net Investment
 Income..................................        0.00
Distributions from Capital Gains.........        0.00

    Total Distributions..................        0.56
NET ASSET VALUE, END OF PERIOD...........      $10.27
TOTAL RETURN.............................       10.43%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)........      $1,356
Ratio of Expenses to Average Net
 Assets..................................        1.15%(d)
Ratio of Net Investment Income to Average
 Net Assets..............................        7.23%(d)
Portfolio Turnover Rate..................       86.60%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR
Ratio of Expenses to Average Net
 Assets..................................        4.56%(d)
Ratio of Net Investment Income to Average
 Net Assets..............................        3.81%(d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net
 Assets..................................          --
Ratio of Net Investment Income to Average
 Net Assets..............................          --

See footnotes on page 75.

CRABBE HUSON U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                 YEAR ENDED
                                             ----------------------------------------------------------------------------------
                                              10/31/96    10/31/95    10/31/94    10/31/93    10/31/92    10/31/91    10/31/90
                                             ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......      $10.66      $10.27      $11.04      $10.91      $10.69      $10.24      $10.28
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income......................        0.47        0.51        0.46        0.47        0.58        0.67        0.68
Net Realized & Unrealized Gain (Loss) on
 Investments...............................        0.00        0.40       (0.65)       0.22        0.29        0.45       (0.04)
                                             ----------------------------------------------------------------------------------
    Total from Investment Operations.......        0.47        0.91       (0.19)       0.69        0.87        1.12        0.64
LESS DISTRIBUTIONS
Distributions from Net Investment Income...        0.47        0.51        0.47        0.48        0.58        0.67        0.67
Distributions in excess of Net Investment
 Income....................................        0.00        0.01        0.00        0.00        0.00        0.00        0.00
Distributions from Capital Gains...........        0.00        0.00        0.11        0.08        0.07        0.00        0.01
                                             ----------------------------------------------------------------------------------
    Total Distributions....................        0.47        0.52        0.58        0.56        0.65        0.67        0.68
NET ASSET VALUE, END OF PERIOD.............      $10.66      $10.66      $10.27      $11.04      $10.91      $10.69      $10.24
TOTAL RETURN...............................        4.55%       9.12%      (1.78)%       6.71%       8.70%      11.17%       6.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)..........      $8,517      $8,426      $9,249     $11,218      $8,959      $3,748      $2,069
Ratio of Expenses to Average Net Assets....        0.75%(a)       0.75%       0.75%       0.75%       0.80%       0.96%       1.42%
Ratio of Net Investment Income to Average
 Net Assets................................        4.44%       4.85%       4.39%       4.33%       5.35%       6.44%       6.72%
Portfolio Turnover Rate....................      226.37%     230.43%      76.09%      81.74%     105.52%     114.81%      87.71%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets....        1.63%(a)       1.46%       1.47%       1.26%       1.52%       2.15%       2.84%
Ratio of Net Investment Income to Average
 Net Assets................................        3.56%       4.14%       3.66%       3.81%       4.63%       5.25%       5.31%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets....        0.75%         --          --          --          --          --          --
Ratio of Net Investment Income to Average
 Net Assets................................        4.44%         --          --          --          --          --          --
See footnotes on page 75.

                                               PERIOD
                                               ENDED
                                             ----------
                                             10/31/89(G)
NET ASSET VALUE, BEGINNING OF PERIOD.......      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income......................        0.56
Net Realized & Unrealized Gain (Loss) on
 Investments...............................        0.29
    Total from Investment Operations.......        0.85
LESS DISTRIBUTIONS
Distributions from Net Investment Income...        0.57
Distributions in excess of Net Investment
 Income....................................        0.00
Distributions from Capital Gains...........        0.00
    Total Distributions....................        0.57
NET ASSET VALUE, END OF PERIOD.............      $10.28
TOTAL RETURN...............................       11.15%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)..........      $1,717
Ratio of Expenses to Average Net Assets....        1.14%(d)
Ratio of Net Investment Income to Average
 Net Assets................................        7.35%(d)
Portfolio Turnover Rate....................       40.42%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR R
Ratio of Expenses to Average Net Assets....        3.40%(d)
Ratio of Net Investment Income to Average
 Net Assets................................        5.09%(d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets....          --
Ratio of Net Investment Income to Average
 Net Assets................................          --
See footnotes on page 75.

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                       YEAR ENDED
                                                               ----------------------------------------------------------
                                                                10/31/96    10/31/95    10/31/94    10/31/93    10/31/92
                                                               ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........................      $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................................       0.05        0.05        0.03        0.03        0.03
Net Realized & Unrealized Gain (Loss) on Investments.........       0.00        0.00        0.00        0.00        0.00
                                                               ----------------------------------------------------------
    Total from Investment Operations.........................       0.05        0.05        0.03        0.03        0.03
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....................       0.05        0.05        0.03        0.03        0.03
Distributions in excess of Net Investment Income.............       0.00        0.00        0.00        0.00        0.00
                                                               ----------------------------------------------------------
    Total Distributions......................................       0.05        0.05        0.03        0.03        0.03
NET ASSET VALUE, END OF PERIOD...............................      $1.00       $1.00       $1.00       $1.00       $1.00
                                                               ----------------------------------------------------------
TOTAL RETURN.................................................       4.81%       5.30%       3.28%       2.53%       3.36%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............................    $42,171     $54,714     $32,383     $14,784     $12,395
Ratio of Expenses to Average Net Assets......................       0.70%(a)      0.70%      0.70%      0.70%       0.75%
Ratio of Net Investment Income to Average Net Assets.........       4.74%       5.21%       3.39%       2.51%       3.32%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......................       1.06%(a)      1.16%      1.29%      1.32%       1.09%
Ratio of Net Investment Income to Average Net Assets.........       4.38%       4.75%       2.81%       1.88%       2.98%
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......................       0.70%         --          --          --          --
Ratio of Net Investment Income to Average Net Assets.........       4.74%         --          --          --          --

                                                                                         PERIOD
                                                                                         ENDED
                                                                                       ----------
                                                                10/31/91    10/31/90   10/31/89(G)

NET ASSET VALUE, BEGINNING OF PERIOD.........................      $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................................       0.06        0.07        0.06
Net Realized & Unrealized Gain (Loss) on Investments.........       0.00        0.00        0.00

    Total from Investment Operations.........................       0.06        0.07        0.06
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....................       0.06        0.07        0.06
Distributions in excess of Net Investment Income.............       0.00        0.00        0.00

    Total Distributions......................................       0.06        0.07        0.06
NET ASSET VALUE, END OF PERIOD...............................      $1.00       $1.00       $1.00

TOTAL RETURN.................................................      13.76%       7.62%      10.05%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000's)............................    $14,907     $21,406     $10,735
Ratio of Expenses to Average Net Assets......................       0.81%       0.80%       0.60%(d)
Ratio of Net Investment Income to Average Net Assets.........       5.76%       7.57%       8.43%(d)
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......................       1.18%       1.33%       1.34%(d)
Ratio of Net Investment Income to Average Net Assets.........       5.38%       7.04%       7.69%(d)
RATIOS NET OF FEES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......................         --          --          --
Ratio of Net Investment Income to Average Net Assets.........         --          --          --

See footnotes on page 75.

                                                                October 31, 1996

                     --------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                       ----------------------------------

The Shareholders and Board of Directors
The Crabbe Huson Special Fund, Inc.

The Shareholders and Board of Trustees
Crabbe Huson Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Crabbe Huson Special Fund, Inc. and the Crabbe Huson Funds (comprised of Crabbe Huson Small Cap Fund, Crabbe Huson Asset Allocation Fund, Crabbe Huson Equity Fund, Crabbe Huson Real Estate Investment Fund, Crabbe Huson Oregon Tax-Free Fund (formerly The Crabbe Huson Oregon Municipal Bond Fund, Inc.), Crabbe Huson Income Fund, Crabbe Huson U.S. Government Income Fund and Crabbe Huson U.S. Government Money Market Fund) as of October 31, 1996, and the related statements of operations for the year then ended, except for Crabbe Huson Small Cap Fund, which is for the period from February 20, 1996 (commencement of operations) to October 31, 1996, the statements of changes in net assets for each of the years in the two year period then ended, except for Crabbe Huson Small Cap Fund, which is for the period from February 20, 1996 (commencement of operations) to October 31, 1996, and the financial highlights for The Crabbe Huson Special Fund, Inc. and Crabbe Huson Oregon Tax-Free Fund for each of the eight years ended October 31, 1996, Crabbe Huson Asset Allocation Fund, Crabbe Huson Equity Fund, Crabbe Huson Income Fund, Crabbe Huson U.S. Government Income Fund and Crabbe Huson U.S. Government Money Market Fund for each of the seven years ended October 31, 1996 and for the period from January 31, 1989 (commencement of operations) to October 31, 1989, Crabbe Huson Real Estate Investment Fund for each of the two years ended October 31, 1996, and for the period from April 4, 1994 (commencement of operations) to October 31, 1994, and Crabbe Huson Small Cap Fund for the period from February 20, 1996 (commencement of operations) to October 31, 1996. These financial statements and financial highlights are the responsibility of The Crabbe Huson Special Fund, Inc. and Crabbe Huson Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits. The financial highlights for The Crabbe Huson Special Fund, Inc. and Crabbe Huson Oregon Tax-Free Fund for the years or periods ended October 31, 1988 and prior were audited by other auditors whose reports expressed unqualified opinions on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification of securities owned as of October 31, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Crabbe Huson Special Fund, Inc. and each of the Crabbe Huson Funds as of October 31, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as indicated above, in conformity with generally accepted accounting principles.

                                                           KPMG PEAT MARWICK LLP

Portland, Oregon
December 10, 1996

CRABBE HUSON FUNDS
DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

OREGON TAX-FREE FUND Of the Fund's distributions paid to shareholders from net investment income during the fiscal year ended October 31, 1996, 99.7% was attributable to investments in municipal bonds issued by the state of Oregon and its political subdivisions, agencies, authorities and instrumentalities and other municipal securities.

SPECIAL FUND, SMALL CAP FUND, ASSET ALLOCATION FUND, AND EQUITY FUND For the fiscal year ended October 31, 1996, 23.2% of the dividends distributed by the Special Fund, 43.5% of the dividends distributed by the Small Cap Fund, 39.3% of the dividends distributed by the Asset Allocation Fund and 44.3% of the dividends distributed by the Equity Fund, qualify for the dividends-received deduction for corporate shareholders.

CRABBE HUSON FUNDS

October 31, 1996

CRABBE HUSON FUNDS


MAILING ADDRESS
Crabbe Huson Funds
P.O. Box 8413
Boston, MA 02266-8413

INVESTMENT ADVISOR
The Crabbe Huson Group, Inc.
121 S.W. Morrison, Suite 1400
Portland, OR 97204

DISTRIBUTOR
Crabbe Huson Securities Inc.
121 S.W. Morrison, Suite 1400
Portland, OR 97204

LEGAL COUNSEL
Davis Wright Tremaine
1300 S.W. Fifth Avenue, Suite 2200
Portland, OR 97201

TRANSFER AGENT &
INVESTOR SERVICES
State Street Bank and Trust Company
P.O. Box 8413
Boston, MA 02266-8413

FUND DIRECTORS
William W. Wyatt Jr.
Louis Scherzer
Richard P. Wollenberg
Bob L. Smith
Gary L. Capps
Richard S. Huson
James E. Crabbe
Craig P. Stuvland

FOR MORE INFORMATION
1-800-541-9732

OR AT

http:/www.contrarian.com

CRABBE HUSON FUNDS
121 S.W. Morrison, Suite 1400
Portland, OR 97204

Bulk Rate
U.S. Postage
PAID
Portland, OR
Permit No. 1502

This report is not authorized for
distribution to prospective investors
unless preceded or accompanied
by a current prospectus.

Distribution by Crabbe Huson Securities, Inc.